     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2002

                                             1933 ACT REGISTRATION NO. 333-54338
                                             1940 ACT REGISTRATION NO. 811-08557
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 3 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


               Depositor's Telephone Number, including Area Code
                                 (260) 455-2000


          Elizabeth Frederick, Esquire                            COPY TO:
   The Lincoln National Life Insurance Company              Jeremy Sachs, Esquire
            1300 South Clinton Street                The Lincoln National Life Insurance
                  P.O. Box 1110                                    Company
            Fort Wayne, Indiana 46802                         350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)                 Hartford, CT 06103

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS.
                     (TITLE OF SECURITIES BEING REGISTERED)


An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24-f under the Investment Company Act of 1940. The Form 24F-2 for Registrant, for the fiscal year ending
December 31, 2001 was filed March 27, 2002.


It is proposed that this filing will become effective:


      Immediately on filing
----
 X    on May 1, 2002, pursuant to Rule 485(b)
----
      60 days after filing pursuant to Rule 485(a)
----
      on                pursuant to Rule 485(a)
----

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6


ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
1                              Cover Page; Highlights
2                              Cover Page
3                              *
4                              Distribution of Policies
5                              Lincoln Life, the Separate Account and the
                               General Account
6(a)                           Lincoln Life, the Separate Account and the
                               General Account
6(b)                           *
9                              Legal Proceedings
10(a)-(c)                      Right-to-Examine Period; Policy Liquidity; Policy
                               Values Reports to Owners; Registration Statement
10(d)                          Policy Liquidity; Policy Values, Transfers and
                               Allocation Among Accounts
10(e)                          Lapse and Reinstatement
10(f)                          Funds -- Voting Rights
10(g)-(h)                      Lincoln Life, the Separate Account and the
                               General Account; Funds -- Substitution of
                               Securities
10(i)                          Premium Features; Transfers and Allocation Among
                               Accounts; Death Benefits; Policy Values; Tax
                               Issues; Payment of Death Benefit Proceeds
11                             Cover Page; Funds
12                             Funds; Financial Statements
13                             Highlights; Charges and Fees
14                             Application; Right-to-Examine Period; The Policy
15                             Premium Features; Right-to Examine Period;
                               Transfers and Allocation Among Accounts
16                             Lincoln Life, the Separate Account and the
                               General Account; Funds
17                             Policy Liquidity; Tranfers and Allocation Among
                               Accounts
18                             Lincoln Life, the Separate Account and the
                               General Account; Policy Values; Financial
                               Statements
19                             Reports to Owners
20                             *
21                             Policy Liquidity -- Policy Loans
22                             Lincoln Life, the Separate Account and the
                               General Account
23                             State Regulation
24                             Other Policy Provisions

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
25                             Lincoln Life, the Separate Account and the
                               General Account
26                             Highlights; Charges and Fees; Financial
                               Statements
27                             Lincoln Life, the Separate Account and the
                               General Account
28                             Directors and Officers of Lincoln Life
29                             Lincoln Life, the Separate Account and the
                               General Account
30                             *
31                             *
32                             *
33                             *
34                             *
35                             Distribution of Policies
36                             *
37                             *
38                             Distribution of Policies
39                             Distribution of Policies
40                             *
41(a)                          Distribution of Policies
42                             *
43                             *
44                             Funds; Premium Features; Policy Values;
                               Highlights; Financial Statements
45                             *
46                             Policy Liquidity; Policy Values; Charges and
                               Fees; Transfers and Allocation Among Accounts
47                             Lincoln Life, the Separate Account and the
                               General Account; Funds; Policy Values; Transfers
                               and Allocation Among Accounts
48                             *
49                             *
50                             Lincoln Life, the Separate Account and the
                               General Account
51                             Cover Page; Highlights; Death Benefits;
                               Beneficiary; Lapse and Reinstatement; Premium
                               Features; Financial Statements; Transfers and
                               Allocation Among Accounts
52                             Funds
53                             Tax Issues
54                             *
55                             *


* Not Applicable

                                  PROSPECTUS 1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

HOME OFFICE LOCATION:               ADMINISTRATIVE OFFICE
1300 SOUTH CLINTON STREET           PERSONAL SERVICE CENTER MVLI
P.O. BOX 1110                       350 CHURCH STREET
FORT WAYNE, INDIANA 46802           HARTFORD, CT 06103-1106
(800) 454-6265                      (800) 444-2363

--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

    This Prospectus describes LVULCV-II, a flexible premium variable universal life insurance contract (the "Policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", "Company", "we", "us", "our").

    The Policy features include: flexible premium payments; a choice of one of three death benefit options; a choice of underlying investment options.


    It may not be advantageous to replace existing insurance or an annuity contract or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds, furnished with this Prospectus, should be read carefully to understand the Policy being offered.



    You may allocate net premiums to the Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"). Each Sub-Account invests in Funds offered through the following:



                - AIM VARIABLE INSURANCE FUNDS



                - ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.



                - AMERICAN FUNDS INSURANCE SERIES



                - BARON CAPITAL FUNDS TRUST



                - DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND)



                - FIDELITY VARIABLE INSURANCE PRODUCTS



                - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



                - JANUS ASPEN SERIES



                - LINCOLN NATIONAL FUNDS



                - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST



                - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST



                - PUTNAM VARIABLE TRUST



                - SCUDDER VIT FUNDS (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT
                  FUNDS TRUST)



Refer to the "Funds" section in this Prospectus for detail on the particular Funds offered in each Sub-Account.


TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES, AND THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE SUCH OFFER AND SALE ARE LAWFUL.


                         PROSPECTUS DATED: MAY 1, 2002

                               TABLE OF CONTENTS


CONTENTS                                  PAGE
--------                                  ----
HIGHLIGHTS............................       3
  Initial Choices To Be Made..........       3
  Death Benefit.......................       3
  Amount of Premium Payment...........       4
  Selection of Funding Vehicles.......       4
  Insurance Charges and Fees..........       5
  Fund Expenses.......................       6
  Changes in Specified Amount.........       9
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
 THE GENERAL ACCOUNT..................       9
BUYING VARIABLE LIFE INSURANCE........      11
  Replacements........................      12
APPLICATION...........................      12
OWNERSHIP.............................      13
BENEFICIARY...........................      13
THE POLICY............................      13
  Policy Specifications...............      14
PREMIUM FEATURES......................      14
  Planned Premiums; Additional
   Premiums...........................      14
    Limits on Right to Make Payments
     of Additional and Planned
     Premiums.........................      14
    Premium Load; Net Premium
     Payment..........................      15
RIGHT-TO-EXAMINE PERIOD...............      15
TRANSFERS AND ALLOCATION AMONG
 ACCOUNTS.............................      15
  Allocation of Net Premium
   Payments...........................      15
  Transfers...........................      16
  Limits on Frequent Transfers........      16
  Optional Sub-Account Allocation
   Programs...........................      17
    Dollar Cost Averaging.............      17
    Automatic Rebalancing.............      17
POLICY VALUES.........................      18
  Valuation--Fixed Account and
   Separate Account...................      18
  Allocation of Premium Payments to
   Separate Account...................      18
  Fixed Account and Loan Account
   Value..............................      19
  Accumulation Value..................      19
  Net Accumulation Value..............      19
FUNDS.................................      19
  Substitution of Securities..........      25
  Voting Rights.......................      25
  Fund Participation Agreements.......      26
CHARGES AND FEES......................      26
  Deductions from Premium Payments....      26
  Deductions Made Monthly.............      26
    Monthly Deduction.................      26
    Cost of Insurance Charge..........      27
  Mortality and Expense Risk Charge...      27
  Surrender Charges...................      27
  Reduction of Charges -- Purchases on
   a Case Basis.......................      28
  Transaction Fee for Excess
   Transfers..........................      29
DEATH BENEFITS........................      29
  Death Benefit Options...............      29
  Changes in Death Benefit Options and
   Specified Amount...................      30



CONTENTS                                  PAGE
--------                                  ----
  Federal Income Tax Definition of
   Life Insurance.....................      31
NOTICE OF DEATH OF INSURED............      31
PAYMENT OF DEATH BENEFIT PROCEEDS.....      31
  Settlement Options..................      32
POLICY LIQUIDITY......................      32
  Policy Loans........................      32
  Partial Surrender...................      33
  Surrender of the Policy.............      34
    Surrender Value...................      34
  Deferral of Payment and Transfers...      34
ASSIGNMENT; CHANGE OF OWNERSHIP.......      35
LAPSE AND REINSTATEMENT...............      35
  Lapse of a Policy...................      35
  No Lapse Provision..................      36
  Reinstatement of a Lapsed Policy....      36
COMMUNICATIONS WITH LINCOLN LIFE......      37
  Proper Written Form.................      37
  Receipt of Written Communications...      37
  Telephone and Other Electronic
   Communications.....................      37
OTHER POLICY PROVISIONS...............      38
  Issuance............................      38
  Date of Coverage....................      38
  Incontestability....................      38
  Misstatement of Age or Gender.......      38
  Suicide.............................      38
  Nonparticipating Policies...........      38
  Riders..............................      39
TAX ISSUES............................      40
  Taxation of Life Insurance Contracts
   in General.........................      40
  Policies Which Are MECs.............      41
  Policies Which Are Not MECs.........      42
  Other Considerations................      42
  Tax Status of Lincoln Life..........      43
FAIR VALUE OF THE POLICY..............      44
DIRECTORS AND OFFICERS OF LINCOLN
 LIFE.................................      44
DISTRIBUTION OF POLICIES..............      45
CHANGES OF INVESTMENT POLICY..........      46
STATE REGULATION......................      46
REPORTS TO OWNERS.....................      47
ADVERTISING...........................      47
LEGAL PROCEEDINGS.....................      47
EXPERTS...............................      47
REGISTRATION STATEMENT................      48
APPENDIX 1: GUARANTEED MAXIMUM COST OF
 INSURANCE RATES......................      49
APPENDIX 2: ILLUSTRATION OF MAXIMUM
 SURRENDER CHARGES....................      50
APPENDIX 3: CORRIDOR PERCENTAGES......      52
APPENDIX 4: ILLUSTRATIONS OF
 ACCUMULATION VALUES, SURRENDER VALUES
 AND DEATH BENEFIT PROCEEDS...........      53
FINANCIAL STATEMENTS..................
  Separate Account....................     M-1
  Lincoln Life........................     S-1

HIGHLIGHTS

                    This section is an overview of key Policy features. Your Policy is a flexible premium variable life insurance policy under which flexible premium payments are permitted and the Death Benefit and Policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:

                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.


                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select. Review this Prospectus and the Funds Prospectus to achieve a clear understanding of any fund you are considering.


                    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These policies also provide values that vary in accordance with the investment experience of a separate account of Lincoln Life.

                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. Lincoln Life reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.

                    The state in which your policy is issued will govern whether or not certain features, charges and fees will be allowed in your Policy. You should refer to your Policy contract for these state specific provisions.

                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:

                    1) one of the three Death Benefit Options;
                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.

                    DEATH BENEFIT

                    The Death Benefit is the amount Lincoln pays to the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date on which the Insured died.

                    When you purchase your Policy, you must choose one of three Death Benefit Options:

                    1) the Specified Amount (as explained in the Death Benefits Section on Page 29), as found on the Policy's Specification Page; or



                    2) the sum of the Specified Amount and the Net Accumulation Value (as explained in the Policy Values Section on Page 18 and the Net Accumulation Value Section on Page 19); or



                    3) the sum of the Specified Amount and the Accumulated Premiums (all premiums paid minus the Cumulative Policy Factor (as defined in the Death Benefits Options Section on Page 29), if that Factor is elected).



                    If you choose Death Benefit Option 1 or 2, you may also choose a "No Lapse Provision". See page 36.


                    If you have borrowed against your Policy or surrendered a portion of your Policy, your Initial Death Benefit will be reduced by the Loan Account balance and any surrendered amount.

                    AMOUNT OF PREMIUM PAYMENT


                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described on page 14.



                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, and the No Lapse Provision is not in effect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the cost of insurance (see page 27) increase as the Insured gets older.



                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, and the No Lapse Provision is not in effect, you may apply to reinstate your Policy. However, the Policy will not lapse if, on each Monthly Anniversary while the No Lapse Provision is in effect, the Owner has met the No Lapse Premium Requirement. See page 36.



                    When you first receive your Policy you will have 10 days to review it. [Some states allow more than 10 days.] Refer to your Policy contract. This is called the "Right-to-Examine" period. Use this time to review your Policy and make sure it meets your needs. Depending upon the state of issue of your Policy, your Initial Premium Payment, net of charges and fees, will either be deposited in the Money Market Sub-Account, or invested directly into the fund(s) you have selected. If you then decide you do not want your Policy, we will refund either Premium Payments made, or the Accumulation Value (plus any charges and fees), again depending on the state of issue of your Policy. See page 15.


                    SELECTION OF FUNDING VEHICLES

                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you assume all the investment risk on that money. This means that if the fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. Each fund has its own investment objective. You should review each fund's Prospectus before making your decision.


                    You must choose the Sub-Accounts in which you want to place each Net Premium Payment. The Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 19.


                    You may also use Lincoln Life's Fixed Account to fund your Policy. Net Premium payments put into the Fixed Account:

                     - become part of Lincoln Life's General Account;
                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.


                    Interest beyond 4% is credited at Lincoln Life's discretion. For additional information on the Fixed Account, see page 10.


                    INSURANCE CHARGES AND FEES

                    Lincoln Life may profit from any of these charges, including the mortality and expense risk and cost of insurance charges, and may use the profit for any purpose, including covering shortfalls from other charges.

                    We deduct a premium charge of 5% from each Premium Payment. We make Monthly Deductions for administrative expenses (currently, $15 per month for the first Policy Year and $5 per month afterwards, guaranteed not to exceed $10 after the first Policy Year) along with the Cost of Insurance and any riders that are placed on your Policy. We make daily charges against the Separate Account for mortality and expense risk. This charge is guaranteed at an annual rate of 0.75% for Policy Years 1-10, 0.35% for Policy Years 11-20 and 0.20% for Policy Years 21 and beyond.

                    Each Fund has its own management fee charge, also deducted daily. Each Fund's expense levels will affect its investment results. The table on page 6 shows you the current expense levels for each Fund.

                    Each Policy Year you may make 12 transfers between funding options without charge. Beyond 12, a $25 fee may apply.


                    You may borrow within described limits against the Policy. You may surrender the Policy totally or withdraw part of its value. Depending on the amount of premium you pay, there may be little, or no, cash value in your Policy to borrow or surrender in the early years.



                    The Surrender Charge is the amount retained by us if you totally surrender your Policy in up to the first 15 Policy Years. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn, not to exceed $25. The length of the surrender charge period varies based on the age at the date of issue or of increase in Specified Amount. The maximum Surrender Charge will never exceed $54.00 per $1,000 of Specified Amount. See page 27.



                    If you borrow against your Policy, interest will be charged to the Loan Account Value. The annual interest rate is 5% in years 1-10, 4% in years 11+. Lincoln Life will credit 4% interest on the Loan Account Value in all years. See page 32.



                    Charges and fees may be reduced in some circumstances where Policies are purchased by corporations and other groups or sponsoring organizations on a case basis. See page 28.

                    FUND EXPENSES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts. Future Fund expenses will vary.

                            PORTFOLIO EXPENSE TABLE


                                                                                                                     TOTAL FUND
                                                                              TOTAL ANNUAL FUND                       OPERATING
                                                                              OPERATING EXPENSES                    EXPENSES WITH
                                        MANAGEMENT                  OTHER     WITHOUT WAIVERS OR   TOTAL WAIVERS     WAIVERS AND
                 FUND                     FEES(1)     12(B)1 FEE   EXPENSES       REDUCTIONS       AND REDUCTIONS    REDUCTIONS
--------------------------------------  -----------   ----------   --------   ------------------   --------------   -------------
AIM V.I. Growth Fund (Series I).......     0.62%          N/A        0.26%           0.88%                N/A           0.88%
AIM V.I. International Growth Fund
  (Series I) (2)......................     0.73           N/A        0.32            1.05                 N/A           1.05
AIM V.I. Premier Equity Fund
  (Series I) (2)......................     0.60           N/A        0.25            0.85                 N/A           0.85
Alliance VPS AllianceBernstein Small
  Cap Value Portfolio
  (Class A) (3).......................     1.00           N/A        1.65            2.65               (1.45%)         1.20
Alliance VPS Growth and Income
  Portfolio (Class A).................     0.63           N/A        0.04            0.67                 N/A           0.67
Alliance VPS Premier Growth Portfolio
  (Class A)...........................     1.00           N/A        0.04            1.04                 N/A           1.04
Alliance VPS Technology Portfolio
  (Class A)...........................     1.00           N/A        0.08            1.08                 N/A           1.08
AFIS Global Small Capitalization Fund
  (Class 2)...........................     0.80          0.25%       0.03            1.08                 N/A           1.08
AFIS Growth Fund (Class 2)............     0.37          0.25        0.01            0.63                 N/A           0.63
AFIS Growth-Income Fund (Class 2).....     0.33          0.25        0.02            0.60                 N/A           0.60
AFIS International Fund (Class 2).....     0.55          0.25        0.06            0.86                 N/A           0.86
Baron Capital Asset Fund -- Insurance
  Shares (4)..........................     1.00          0.25        0.34            1.59              (0.09)           1.50
Delaware VIP Devon Series (Standard
  Class) (5)..........................     0.65           N/A        0.07            0.72                 N/A           0.72
Delaware VIP Emerging Markets Series
  (Standard Class) (6)................     1.25           N/A        0.20            1.45                 N/A           1.45
Delaware VIP High Yield Series
  (Standard Class) (7)................     0.65           N/A        0.14            0.79                 N/A           0.79
Delaware VIP Large Cap Value Series
  (Standard Class) (8)................     0.65           N/A        0.08            0.73              (0.05)           0.68
Delaware VIP REIT Series (Standard
  Class) (9)..........................     0.75           N/A        0.14            0.89                 N/A           0.89
Delaware VIP Small Cap Value Series
  (Standard Class) (10)...............     0.75           N/A        0.11            0.86                 N/A           0.86
Delaware VIP Trend Series (Standard
  Class) (11).........................     0.74           N/A        0.16            0.90                 N/A           0.90
Delaware VIP U.S. Growth Series
  (Standard Class) (12)...............     0.65           N/A        0.21            0.86              (0.06)           0.80
Fidelity VIP Contrafund Portfolio
  (Service Class) (13)................     0.58          0.10        0.10            0.78                 N/A           0.78
Fidelity VIP Growth Portfolio (Service
  Class) (13).........................     0.58          0.10        0.10            0.78                 N/A           0.78
Fidelity VIP Growth Opportunities
  Portfolio (Service Class) (13)......     0.58          0.10        0.11            0.79                 N/A           0.79
Fidelity VIP High Income Portfolio
  (Service Class).....................     0.58          0.10        0.13            0.81                 N/A           0.81
Fidelity VIP Overseas Portfolio
  (Service Class) (13)................     0.73          0.10        0.20            1.03                 N/A           1.03
FTVIP Templeton Foreign Securities
  Fund (Class 2) (14,15)..............     0.69          0.25        0.22            1.16              (0.01)           1.15
FTVIP Templeton Growth Securities Fund
  (Class 2) (15,16)...................     0.80          0.25        0.05            1.10                 N/A           1.10
FTVIP Franklin Small Cap Fund
  (Class 1) (17)......................     0.53           N/A        0.31            0.84              (0.08)           0.76
Janus Aspen Series Aggressive Growth
  Portfolio (Service Shares)..........     0.65          0.25        0.02            0.92                 N/A           0.92
Janus Aspen Series Balanced Portfolio
  (Institutional Shares)..............     0.65           N/A        0.01            0.66                 N/A           0.66
Janus Aspen Series Global Technology
  Portfolio (Service Shares)..........     0.65          0.25        0.05            0.95                 N/A           0.95
Janus Aspen Series Worldwide Growth
  Portfolio (Institutional Shares)....     0.69           N/A        0.04            0.69                 N/A           0.69
LN Aggressive Growth Fund, Inc........     0.72           N/A        0.09            0.81                 N/A           0.81
LN Bond Fund, Inc.....................     0.42           N/A        0.11            0.53                 N/A           0.53
LN Capital Appreciation Fund, Inc.....     0.72           N/A        0.06            0.78                 N/A           0.78
LN Equity Income Fund, Inc............     0.73           N/A        0.07            0.80                 N/A           0.80
LN Global Asset Allocation
  Fund, Inc...........................     0.73           N/A        0.23            0.96                 N/A           0.96
LN International Fund, Inc............     0.84           N/A        0.15            0.99                 N/A           0.99
LN Money Market Fund, Inc.............     0.45           N/A        0.09            0.54                 N/A           0.54
LN Social Awareness Fund, Inc.........     0.34           N/A        0.06            0.40                 N/A           0.40

                                                                                                                     TOTAL FUND
                                                                              TOTAL ANNUAL FUND                       OPERATING
                                                                              OPERATING EXPENSES                    EXPENSES WITH
                                        MANAGEMENT                  OTHER     WITHOUT WAIVERS OR   TOTAL WAIVERS     WAIVERS AND
                 FUND                     FEES(1)     12(B)1 FEE   EXPENSES       REDUCTIONS       AND REDUCTIONS    REDUCTIONS
--------------------------------------  -----------   ----------   --------   ------------------   --------------   -------------
MFS-Registered Trademark- VIT Capital
  Opportunities Series (Initial
  Class) (18,19)......................     0.75           N/A        0.21            0.96              (0.05)           0.91
MFS-Registered Trademark- VIT Emerging
  Growth Series.......................
(Initial Class) (18)..................     0.75           N/A        0.12            0.87                 N/A           0.87
MFS-Registered Trademark- VIT Total
  Return Series (Initial
  Class) (18).........................     0.75           N/A        0.14            0.89                 N/A           0.89
MFS-Registered Trademark- VIT
  Utilities Series (Initial
  Class) (18).........................     0.75           N/A        0.18            0.93                 N/A           0.93
Neuberger Berman AMT Mid-Cap Growth
  Portfolio...........................     0.84           N/A        0.07            0.91                 N/A           0.91
Neuberger Berman AMT Partners
  Portfolio...........................     0.82           N/A        0.05            0.87                 N/A           0.87
Neuberger Berman AMT Regency
  Portfolio (20,21)...................     0.85           N/A        0.84            1.69              (0.19)           1.50
Putnam VT Growth & Income Fund
  (Class IB)..........................     0.46          0.25        0.05            0.76                 N/A           0.76
Putnam VT Health Sciences Fund
  (Class IB)..........................     0.70          0.25        0.09            1.04                 N/A           1.04
Scudder VIT EAFE-Registered Trademark-
  Equity Index Fund (22)..............     0.45           N/A        0.36            0.81              (0.16)           0.65
Scudder VIT Equity 500 Index
  Fund (22)...........................     0.20           N/A        0.11            0.31              (0.01)           0.30
Scudder VIT Small Cap Index
  Fund (22)...........................     0.35           N/A        0.28            0.63                0.18           0.45


------------------------------


(1) Certain of the Portfolio advisers reimburse the company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the Policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors. Some advisers pay higher fees than others.



(2) Effective May 1, 2002 the following Funds' names will change from AIM V.I. International Equity Fund and AIM V.I. Value Fund to AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively.



(3) For the period May 1, 2001 through April 30, 2002, the Adviser waived and/or reimbursed certain expenses of the Portfolio. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses were 0.00%, 0.00%, 0.95% and 0.95% respectively. Effective May 1, 2002, the adviser has voluntarily agreed to waive and/or reimburse certain expenses of the AllianceBernstein Small Cap Value Portfolio to the extent that total expenses will not exceed 1.20%. Without the waiver/reimbursement, the estimated Management Fees, 12b-1 Fees, Other Expenses and Total Expenses for the Small Cap Value Portfolio would be 1.00%, 0.00%, 1.65% and 2.65% respectively.



(4) The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2001 through December 31, 2001 would have been 1.59%.



(5) The investment advisor for the Delaware VIP Devon Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



(6) The investment advisor for the Delaware VIP Emerging Markets Series is Delaware International Advisers Ltd. ("DIAL"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 1.50%. Effective May 1, 2002 through April 30, 2003, DIAL has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.50%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first
      $500 million, 1.20% on the next $500 million, 1.15% on the next
      $1,500 million, 1.10% on assets in excess of $2,500 million, all per year.



(7) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



(8) The investment advisor for the Delaware VIP Large Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the

      Series pays a management fee based on average daily net assets as follows:
      0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.



(9) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
      0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(10) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
      0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(11) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.90% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
      0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(12) The investment advisor for the Delaware VIP US Growth Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.75%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
      0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



(13) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.



(14) The manager had agreed in advance to make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction the total annual fund operating expense would be 1.16%.



(15) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(16)  The Fund administration fee is paid indirectly through the management fee.



(17) The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction the total annual fund operating expense would be 0.84%.



(18) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would be lower for certain series and would equal: 0.86% for Emerging Growth Series; .90% for Capital Opportunities Series; 0.89% for Research Series and Investors Trust Series; 0.88% for Total Return Series; 0.92% for Utilities Series; and 0.90% for Strategic Income Series.



(19) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities Series and Strategic Income Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversee the series.



(20) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Limited Maturity Bond, Mid-

      Cap Growth and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Regency Portfolio. Absent such reimbursement, Total Annual Expenses for the year ended December 31, 2001 would have been 1.69% for the Regency Portfolio. The expense reimbursement arrangements for the Regency Portfolio is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



(21) The Regency Portfolio commenced operations in August 2001; the expense figures for this Portfolio is estimated.



(22) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund, 0.35% of the average daily net assets of the Small Cap Index Fund and 0.45% of the average daily net assets of the EAFE Equity Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund, 0.45% for the Small Cap Index Fund and 0.65% for the EAFE Equity Index Fund. Without the reimbursement to the funds for the year ended December 31, 2001, total expenses would have been 0.31% for the Equity 500 Index Fund, 0.63% for the Small Cap Fund and 0.81% for the EAFE Equity Index Fund. These reimbursements will be terminated no earlier than December 31, 2002.


                    CHANGES IN SPECIFIED AMOUNT

                    The Inital Specified Amount, chosen by the Policy Owner, is the initial Death Benefit.


                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Such changes will affect other aspects of your Policy. See page 30.



                    If your needs should call for you to increase or decrease your Specified Amount at any time, discuss with your financial adviser the appropriateness of this action and of buying the additional coverage in another type of insurance.


LINCOLN LIFE, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT


                    The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.



                    On December 7, 2001, LNC sold its life reinsurance business to Swiss Re Life & Health America, Inc. (Swiss Re). This sale included the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also included the sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries: Lincoln National Reassurance Company and Lincoln National Health and Casualty Insurance Company, Indiana insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. (See Note 9 of the Statutory-Basis financial statements of Lincoln Life for additional information regarding the sale.)



                    Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of nearly $100 billion and annual consolidated revenues of over $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, institutional investment management and financial planning and advisory services.


                    Lincoln Life Flexible Premium Variable Life Account M ("Account M") is a "separate account" of the company established on December 2, 1997. Under Indiana law, the assets of Account M attributable to the Policies, though our property, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy our obligations under the Policies. Account M income, gains, and losses are credited to or charged against Account M without regard to our other income, gains, or losses. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account M's or our management, investment practices, or policies. We have numerous other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                    Account M is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day, (any day on which the New York Stock Exchange is open) Net Premium Payments allocated to Account M will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account M are raised by selling Fund shares at net asset value.

                    The Funds and their investment objectives, which they may or may not achieve, are described in FUNDS. More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and in compliance with regulatory requirements if, in our sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.


                    We have assigned full-time staff devoted to the development of Business Continuity Plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We will conduct tests of our capabilities and plans.

                    In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a Policyholder's account. This means we could refuse to honor requests for transfer, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Policyholder, and held in that account until instructions are received from the appropriate Regulator.


BUYING VARIABLE LIFE INSURANCE

                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-averse or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.

                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages. A parent or grandparent may find a policy on the life of a child or grandchild a useful gifting opportunity over a period of years and the basis of an investment program for the donee. A business may be able to use a Policy to fund non-qualified executive compensation or business continuation plans.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. The No Lapse Provision may help to assure a death benefit even if investment results are unfavorable.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of funding options available, it is possible to fine tune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract" (see TAX

                    ISSUES), an Owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see DEATH BENEFITS). The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    There are costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs), as is true with investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 4) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS




                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy or annuity contract, an applicant should consider a number of factors to determine whether doing so is in his or her best interest. Will any commission be paid to an agent or any other person with respect to the replacement? Is coverage and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. How much of the surrender charge period under your old policy has elapsed? (Your Policy with us will have a new surrender charge period.) Will the surrender charges under this Policy be lower or higher than under the old Policy? The insurance risk under your Policy with us will not start until the prior policy has been deemed surrendered. If you buy this Policy you should consider these and similar matters before deciding to replace this Policy or to withdraw funds from it.


APPLICATION

                    Any person who wants to buy a Policy must first complete an application on a form provided by Lincoln Life.

                    A completed application identifies the prospective Insured and provides sufficient information about the prospective insured to permit Lincoln Life to begin underwriting the risks under the Policy. We require a medical history and examination of the Insured. Lincoln Life may decline to provide insurance, or it may place the Insured into a special underwriting category (these include preferred, non-smoker standard, smoker standard, non-smoker substandard and smoker substandard). The amount of the Cost of Insurance deducted monthly from the Policy value after issue varies among the underwriting categories as well as by Age and, in most states, gender of the Insured.

                    The applicant will initially select the Beneficiary or Beneficiaries who are to receive Death Benefit Proceeds, the initial face amount (the "Initial Specified Amount") of the

                    Death Benefit and which of three methods of computing the Death Benefit is to be used. (See DEATH BENEFITS, Death Benefit Options). The applicant will also indicate both the frequency and amount of Premium Payments, (see PREMIUM FEATURES), and how Policy values are initially to be allocated among the available funding options following the expiration of the Right-to-Examine Period. (See RIGHT-TO-EXAMINE PERIOD).

OWNERSHIP

                    The Owner is the person or persons named as "Owner" in the application, and on the Date of Issue will usually be identified as "Owner" in the Policy Specifications. If no person is identified as Owner in the Policy Specifications, then the Insured is the Owner. The person or persons designated to be Owner of the Policy must have, or hold legal title for the sole benefit of a person who has, an "insurable interest" in the life of the Insured under applicable state law. The Owner may be the Insured, or any other natural person or non-natural entity.

                    The Owner is entitled to exercise rights under the Policy so long as the Insured is living. These rights include the power to select the Beneficiary and the Death Benefit Option. The Owner generally also has the right to request policy loans, make partial surrenders or surrender the Policy. The Owner may also name a new owner, assign the Policy or agree not to exercise all of the Owner's rights under the Policy.

                    If the Owner predeceases the Insured, the Owner's rights in the Policy will belong to the Owner's estate, unless otherwise specified to Lincoln Life.

BENEFICIARY

                    The Beneficiary is designated by the Owner or the Applicant and is the person who will receive the Death Benefit proceeds payable under the Policy. The person or persons named in the application as "Beneficiary" are the Beneficiaries of the Death Benefit under the Policy. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to Lincoln Life.

                    Except when Lincoln Life has acknowledged an assignment of the Policy or an agreement not to change the Beneficiary, the Owner may change the Beneficiary at any time while the Insured is living. Any request for a change in the Beneficiary must be in a written form satisfactory to Lincoln Life and submitted to Lincoln Life. Unless the Owner has reserved the right to change the Beneficiary, such a request must be signed by both the Owner and the Beneficiary. When Lincoln Life has recorded the change of Beneficiary, it will be effective as of the date of signature or, if there is no such date, the date recorded. No change of Beneficiary will affect or prejudice Lincoln Life as to any payment made or action taken by Lincoln Life before it was recorded.

                    If any Beneficiary dies before the Insured, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to Lincoln Life. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to the Owner or the Owner's executor, administrator or assignee.

THE POLICY

                    The Policy is the life insurance contract described in the Prospectus. The Date of Issue is the date on which we begin life insurance coverage under a Policy. A Policy Year is each twelve month period, beginning with the Date of Issue, during which the Policy is in effect. The Policy Anniversary is the day of the year the Policy was issued.

                    On issuance, a life insurance contract will be delivered to the Owner. The Owner should promptly review the Policy to confirm that it sets forth the features specified in the application. The ownership and other options set forth in the Policy are registered, and may be transferred, solely on Lincoln Life's books and records. Mere possession of the Policy does not imply ownership rights. If the Owner loses the Policy, Lincoln Life will issue a replacement on request. Lincoln Life may impose a Policy replacement fee.

                    POLICY SPECIFICATIONS

                    The Policy includes a "Policy Specifications" page, with supporting schedules, stating Policy information including the identity of the Owner, the Date of Issue, the Initial Specified Amount, the Death Benefit Option selected, the Insured, the Issue Age, the Beneficiary, the initial Premium Payment, the Surrender Charges, Expense Charges and Fees, Guaranteed Maximum Cost of Insurance Rates, and the No Lapse Premium.

PREMIUM FEATURES

                    The Owner may select and vary the frequency and the amount of Premium Payments and the allocation of Net Premium Payments. After the Initial Premium Payment is made there is no minimum premium required, except to maintain the No Lapse Provision. (See LAPSE AND REINSTATEMENT No Lapse Provision). The initial Premium Payment is due on the Effective Date (the date on which the initial premium is applied to the Policy) and must be equal to or exceed the amount necessary to provide for two Monthly Deductions. If the Insured is still living upon the Policy anniversary that coincides with the attainment of Age 100, and the Policy has not been surrendered, there are certain changes under the Policy. Lincoln Life will no longer accept Premium Payments. Lincoln Life will make no further monthly deductions. Policy Values held in the Separate Account will be transferred to the Fixed Account. Lincoln Life will no longer transfer amounts to the Sub-Accounts. The Policy will remain in force until surrender or the Insured's Death.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    "Planned Premiums" are the amount of premium (as shown in the Policy Specifications) the Applicant chooses to pay Lincoln Life on a scheduled basis. This is the amount for which we send a premium reminder notice.

                    Any subsequent Premium Payments ("Additional Premiums") must be sent directly to the Administrative Office. Additional Premiums will be credited only when actually received by Lincoln Life. Premium Payments may be billed annually, semiannually, or quarterly. Pre-authorized automatic Additional Premium Payments can also be arranged at any time.

                    Unless specifically otherwise directed, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy lapse) will be applied first to reduce Policy indebtedness. There is no premium load on such payments to the extent applied to reduce indebtedness.

                    LIMITS ON RIGHT TO MAKE PAYMENTS OF ADDITIONAL AND PLANNED PREMIUMS

                    The Owner may increase Planned Premiums, or pay Additional Premiums, subject to the following limitations and Lincoln Life's right to limit the amount or frequency of Additional Premiums.

                    Lincoln Life may require evidence of insurability if any payment of Additional Premium (including Planned Premium) would increase the difference between the Death Benefit and the Accumulation Value. If Lincoln Life is unwilling to accept the risk, the increase in premium will be refunded without interest and without participation of such amounts in any underlying investment.

                    Lincoln Life may also decline any Additional Premium (including Planned Premium) or a portion thereof that would result in total Premium Payments exceeding the maximum limitation for life insurance under federal tax laws. The excess amount would be returned.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    Lincoln Life deducts 5% from each Premium Payment. This amount, sometimes referred to as "premium load," covers certain Policy-related state tax and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The Premium Payment, net of the premium load, is called the "Net Premium Payment."

RIGHT-TO-EXAMINE PERIOD

                    A Policy may be returned to Lincoln Life for cancellation on or before 10 days after delivery to the Owner (or a greater number of days if required by your state). This is called the Right-to-Examine Period. If the Policy is returned for cancellation within the Right-To-Examine Period, depending on the state of issue of your Policy, we will refund to you either all Premium Payments, or the Accumulation Value (plus any charges and fees.) However, if a Premium Payment was made by check, there may be a delay until the check clears.


                    If your issue state is one that requires return of Premium Payments, your Initial Premium Payment received by Lincoln Life, net of charges and fees, will be allocated to the Money Market Sub-Account on the Date of Issue. Typically 10 days (may be greater depending upon the issue state) from the Date of Issue, your Money Market Sub-Account value will be automatically allocated among the Sub-Accounts and the Fixed Account as designated by the Owner. If your Policy has been backdated, your Net Premium Payment may be allocated directly into the Sub-Accounts you have selected. Please consult your Registered Representative or Lincoln Life's Administrative Office for the exact number of days before your funds will be moved from the Money Market Sub-Account. In either case, if the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments made.



                    If your issue state is one that provides for return of Accumulation Value, your Initial Premium Payment received by Lincoln Life, net of charges and fees, will be allocated directly among the Sub-Accounts and the Fixed Account as designated by the Owner. If the Policy is returned for cancellation within the Right-to-Examine Period, we will return the Accumulation Value, plus any charges and fees, as of the date the returned Policy is received at Lincoln Life.


TRANSFERS AND ALLOCATION AMONG ACCOUNTS

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The allocation of Net Premium Payments among the Fixed Account and Sub-Accounts may be set forth in the application. An Owner may change the allocation of Net Premium Payments among the Fixed and Variable Sub-Accounts at any time. The amount allocated to any Sub-Account must be in whole percentages and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2,500. Lincoln Life, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

                    TRANSFERS

                    The Owner may make transfers among the Sub-Accounts, on the terms set forth below, at any time before the Insured reaches Age 100. The Owner should carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.


                    Transfer amounts from one Sub-Account to another or from the Sub-Accounts to the Fixed Account are possible at any time. Within 30 days after each anniversary of the Date of Issue, the Owner may transfer up to 20% of the Fixed Account Value (as of the preceding anniversary of the Date of issue) to one or more Sub-Accounts. The cumulative amount of transfers from the Fixed Account within any such 30 day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any Poilicy Year without charge. Lincoln Life reserves the right to impose a $25 fee for each transfer request in excess of 12 in any Policy Year. Lincoln Life may further limit transfers from the Fixed Account at any time.



                    Transfers must be made in proper written form, unless the Owner has given written authorization to Lincoln Life to accept telephone transactions. Authorization to engage in telephone transactions and permitted telephone transactions must be made in accordance with the procedures described in COMMUNICATIONS WITH LINCOLN LIFE. You may also send your request by facsimile to the Administrative Office. Written transfer requests or adequately authenticated telephone transfer requests received at the Administrative Office by the close of the New York Stock Exchange (usually 4:00 PM
                    ET) on a Valuation Day will be effective as of that day. Otherwise, requests will be effective as of the next Valuation Day.



                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after the Administrative Office receives a request in proper written form or adequately authenticated telephone transfer requests.



                    LIMITS ON FREQUENT TRANSFERS



                    The Policy is not designed to serve as a vehicle for frequent trading, in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a Fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect Fund performance through asset swings that decrease the Fund's ability to provide maximum investment return to all Policy owners. Accordingly, organizations and individuals who use market-timing investment strategies and make frequent transfers should not purchase this Policy.



                    We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:



                    (1)Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and

                    (2)Not accepting preauthorized transfer forms from
                       market-timers or other entities acting on behalf of more than one Policy owner at a time.



                    We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners or harm the Funds.


                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    The Owner may elect to participate in programs providing for Dollar Cost Averaging or Automatic Rebalancing, currently without charge, but may participate in only one program at any time.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers from the Fixed Account can only be elected at the time the Policy is issued. Transfers from the Money Market Sub-Account may be elected at any time while the Policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, an Owner may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

                    If the Owner elects Dollar Cost Averaging from either the Money Market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

                    An election for Dollar Cost Averaging is effective after the Administrative Office receives a request from the Owner in proper written form or by telephone, if adequately authenticated. An election is effective within ten business days, but only if there is sufficient value in the Money Market Sub-Account or the Fixed Account. Lincoln Life may, in its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.


                    Dollar Cost Averaging terminates automatically: (1) if the value in the Money Market Sub-Account or the Fixed Account is insufficient to complete the next transfer; (2) one week after the Administrative Office receives a request for termination in proper written form or by telephone, if adequately authenticated; (3) after 12 or 24 months (as elected on the application); or (4) if the Policy is surrendered.


                    AUTOMATIC REBALANCING

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of Policy value allocated to each Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

                    The Owner may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, effective within ten business days upon receipt by the Administrative Office of a request in proper written form or by telephone, if adequately authenticated.

POLICY VALUES

                    The Accumulation Value is the sum of the Fixed Account Value, Separate Account Value and the Loan Account Value. The Accumulation Value of the Policy depends on the performance of the underlying investments. Policy values are used to pay for Policy fees and expenses, including the Cost of Insurance. Premium Payments to meet your objectives will vary based on the investment performance of the underlying investments. A market downturn, affecting the Sub-Accounts upon which the Accumulation Value of a particular Policy depends, may require Additional Premium Payments beyond those expected (unless the No Lapse Provision requirements have been satisfied) to maintain the level of coverage or to avoid lapse of the Policy. We strongly suggest you review periodic statements to determine if Additional Premium Payments may be necessary to avoid lapse of the Policy.

                    We will tell you at least annually the Accumulation Value, the number of Accumulation Units credited to the Policy, current Accumulation Unit Values, Sub-Account Values, the Fixed Account Value and the Loan Account Value.


                    VALUATION -- FIXED ACCOUNT AND SEPARATE ACCOUNT



                    The portion of a Premium Payment remaining after deduction of the premium charge is the "Net Premium Payment", and is available for allocation to the Fixed Account and/or the Separate Account, at your direction. We credit Net Premium Payments to the Policy as of the date they are received. (See "Communications with Lincoln Life" for an explanation of how we determine when we have "received" a premium payment.)



                    ALLOCATION OF PREMIUM PAYMENTS TO SEPARATE ACCOUNT



                    NUMBER OF UNITS. When you make premium payments, the portion you allocate to each Sub-Account of the Separate Account is converted into units of measure we call "Variable Accumulation Units". The number of these units we credit to you for each Sub-Account is determined by dividing the amount you allocated to that Sub-Account by the value of a Variable Accumulation Unit for that Sub-Account on the Valuation Day on which the Premium Payment is received at our Administrative Office, if it is received before 4:00 PM, New York time. If received at or after 4:00 PM, New York time, we will use the value of a Variable Accumulation Unit computed on the next Valuation Day.



                    The number of Variable Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. That value may vary from Valuation Period to Valuation Period to reflect the investment experience of the portfolio or fund used in a particular Sub-Account and fees charged under the Policy.



                    VALUATION DAY; VALUATION PERIOD. Variable Accumulation Units will be valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange (NYSE) is open and trading is unrestricted ("Valuation Day"). On any day other than a Valuation Day, the Variable Accumulation Unit value will not change. A "Valuation Period" is the period starting at the close of trading on the NYSE on a Valuation Day, and ending at the close of trading on the next Valuation Day.



                    PER-UNIT VALUATION. To determine your Separate Account Value on each Valuation Day we must first calculate the value of a Variable Accumulation Unit for each Sub-Account. The beginning value for each Sub-Account is established at the inception of the Sub-Account, at an arbitrary amount. Thereafter it may increase or decrease from Valuation Period to Valuation period.

                    We determine each Variable Accumulation Unit value after the first as follows:



                    (1)We calculate the total value of the Fund shares held in the Sub-Account by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and then by adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period;



                    (2)Next, we SUBTRACT the liabilities of the Sub-Account at the end of the Valuation Period. These liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine results from the operation of the Separate Account; and



                    (3)We divide the result by the number of Variable
                       Accumulation Units outstanding at the beginning of the Valuation Period.



                    In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



                    The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Variable Accumulation Units that have an aggregate value, on the date of such deduction, equal to the total amount by which the Sub-Account is reduced.


                    FIXED ACCOUNT AND LOAN ACCOUNT VALUE

                    The Fixed Account Value and the Loan Account Value reflect amounts allocated to Lincoln Life's General Account through payment of premiums or through transfers from the Separate Account. Lincoln Life guarantees the Fixed Account Value.


                    ACCUMULATION VALUE



                    The "Accumulation Value" of a Policy is determined by:



                    (1)multiplying the total number of Variable Accumulation
                       Units credited to the Policy for each Sub-Account by its appropriate current Variable Accumulation Unit Value; and



                    (2)if a combination of Sub-Accounts is elected, totaling the resulting values; and



                    (3)adding any values attributable to the Fixed Account and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.


                    NET ACCUMULATION VALUE

                    The "Net Accumulation Value" is the Accumulation Value less the Loan Account Value. The Net Accumulation Value represents the net value of the Policy and is the basis for calculating the Surrender Value.

FUNDS

                    Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, the investment results may vary.


                    The portfolios, their investment advisers and objectives, and the Funds within each that are available under the Policies are listed below. Additional information is available in each Fund's prospectus.



                    AIM VARIABLE INSURANCE FUNDS is advised by A I M Advisors, Inc.



                        AIM V.I. GROWTH FUND (SERIES I): Seeks growth of capital.



                        AIM V.I. INTERNATIONAL GROWTH FUND (SERIES I) (FORMERLY AIM V.I. INTERNATIONAL EQUITY FUND): Seeks to provide long-term growth of capital.



                        AIM V.I. PREMIER EQUITY FUND (SERIES I) (FORMERLY AIM V.I. VALUE FUND): Seeks to achieve long-term growth of capital. Income is a secondary objective.



                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. is advised by Alliance Capital Management, L.P.



                        ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.



                        GROWTH AND INCOME PORTFOLIO (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.



                        PREMIER GROWTH PORTFOLIO (CLASS A): Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominately in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.



                        TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



                    AMERICAN FUNDS INSURANCE SERIES is advised by Capital Research and Management Company.



                        GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



                        INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                    BARON CAPITAL FUNDS TRUST is advised by BAMCO, Inc.



                        BARON CAPITAL ASSET FUND (INSURANCE SHARES): The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.



                    DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND) is advised by Delaware International Advisers, Ltd. for the Emerging Markets Series, and Delaware Management Company for all of the other Series.



                        DEVON SERIES (STANDARD CLASS): Seeks total return by investing primarily in common stocks that the Investment Manager believes have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency.



                        EMERGING MARKETS SERIES (STANDARD CLASS): Seeks long-term capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of emerging market issuers.



                        HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.



                        LARGE CAP VALUE SERIES (STANDARD CLASS) (FORMERLY GROWTH AND INCOME SERIES): Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



                        REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).



                        SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.

                        TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciationby investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.



                        U.S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.



                    FIDELITY VARIABLE INSURANCE PRODUCTS is advised by Fidelity Management and Research Company.



                        CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



                        GROWTH PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation. The portfolio normally purchases common stocks.



                        GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS): Seeks capital growth by investing primarily in common stocks.



                        HIGH INCOME PORTFOLIO (SERVICE CLASS): Seeks high current income by investing at least 65% of total assets in income-producing debt securities, with an emphasis on lower quality securities.



                        OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long term growth of capital by investing mainly in foreign securities.



                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST is advised by Templeton Investment Counsel, LLC for the Templeton Foreign Securities Fund, Templeton Global Advisors Limited for the Templeton Growth Securities Fund, and Franklin Advisers, Inc. for the Franklin Small Cap Fund.



                        TEMPLETON FOREIGN SECURITIES FUND (CLASS 2) (FORMERLY TEMPLETON INTERNATIONAL SECURITIES FUND): Seeks long-term capital growth. Invests primarily in stocks of companies outside the United States, including those in emerging markets.



                        TEMPLETON GROWTH SECURITIES FUND (CLASS 2): Seeks long-term capital growth. Invests primarily in stocks of companies of any nations, including those in the U.S. and emerging markets.



                        FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater, at the time of purchase. The fund may continue to hold an investment for furthercapital growth opportunities even if the company is no longer considered a small cap company.



                    JANUS ASPEN SERIES is advised by Janus Capital Management
                    LLC.



                        AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.



                        BALANCED PORTFOLIO (INSTITUTIONAL SHARES): Seeks long-term capital growth, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.



                        GLOBAL TECHNOLOGY PORTFOLIO (SERVICE SHARES): Seek long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.



                        WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES): Seek long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.



                    LINCOLN NATIONAL FUNDS (LN) are advised by Delaware Management Company.



                        LN AGGRESSIVE GROWTH FUND, INC.: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser-known companies, which have a chance to grow significantly in a short time.



                        LN BOND FUND, INC.: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium and long-term corporate and government bonds.



                        LN CAPITAL APPRECIATION FUND, INC.: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



                        LN EQUITY INCOME, INC.: Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks with some high-yielding bonds (including junk bonds).



                        LN GLOBAL ASSET ALLOCATION FUND, INC.: Long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of the U. S. and foreign insurers.



                        LN INTERNATIONAL FUND, INC.: Long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.



                        LN MONEY MARKET FUND, INC.: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality, short-term obligations issued by U.S. corporations, the U.S. government, and federally chartered banks and U.S. branches of foreign banks.



                        LN SOCIAL AWARENESS FUND, INC.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST is advised by Massachusetts Financial Services Company.



                        CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.



                        EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.

                        TOTAL RETURN SERIES (INITIAL CLASS): Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



                        UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST is advised by Neuberger Berman Management Incorporated.



                        MID-CAP GROWTH PORTFOLIO: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.



                        PARTNERS PORTFOLIO: Seeks capital growth by investing mainly in common stocks of mid- to large capitalization established companies using the value-oriented investment approach.



                        REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.



                    PUTNAM VARIABLE TRUST is advised by Putnam Investment Management, L.L.C.



                        GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.



                        HEALTH SCIENCES (CLASS IB): Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.



                    SCUDDER VIT FUNDS TRUST (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST) is advised by Deutsche Asset
                    Management, Inc.



                        EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: The fund seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



                        EQUITY 500 INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500 Index), which emphasizes stocks of large U. S. companies.



                        SMALL CAP INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (Russell 2000 Index), which emphasizes stocks of small U. S. companies.



                    Several of the Funds may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund Prospectuses. Also, take note that during extended periods of low interest rates, the yields of Money Market sub-accounts may become extremely low, and possibly negative. Please review the prospectuses carefully.


                    There is no assurance that the investment objective of any of the Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. There is investment performance risk in each of the Sub-Accounts, although the amount of such risk varies significantly among the Sub-Accounts. Owners should read each Fund's prospectus carefully and understand the risks before making or changing investment choices. Additional Funds may, from time to time, be made available as underlying investments. The right to select among Funds will be limited by the terms and conditions imposed by Lincoln Life (See "Allocation of Net Premium Payments"). Lincoln Life may make these changes (including substitutions) for some or all classes of policyholders.

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Separate Account or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion; we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.

                    Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. We may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

                    VOTING RIGHTS

                    Lincoln Life will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Fund in accordance with instructions received by the Administrative Office in proper written form from persons having a voting interest in the Separate Account. Lincoln Life will vote shares for which it has not received instructions in the same proportion as it votes shares in the Separate Account for which it has received instructions. The Funds do not hold regular meetings of shareholders.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Fund not more than sixty (60) days prior to the meeting of the particular Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct.

                    FUND PARTICIPATION AGREEMENTS


                    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, Lincoln Life must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, Lincoln Life may be compensated by the Fund at annual rates of between .10% and .35% of the assets attributable to the Policies.


CHARGES AND FEES

                    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales related expenses we incur. Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.


                    PREMIUM CHARGE



                    We deduct a premium charge of 5% of each Premium Payment. This amount, sometimes referred to as "premium load", is intended to cover a portion of our state premium tax expenses, certain federal tax liabilities resulting from the receipt of premiums, and a portion of our distribution expenses. State premium tax rates vary from 0% to 4.0%.


                    DEDUCTIONS MADE MONTHLY

                    We make various expense deductions monthly. The Monthly Deductions, including the Cost of Insurance Charges, and charges for supplemental riders or benefits, if any, are deducted proportionately from the Net Accumulation Value of each underlying investment subject to the charge. For Sub-Accounts, Variable Accumulation Units are canceled and the value of the canceled Units withdrawn in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the "Monthly Anniversary Day", the Date of Issue and the same day of each month thereafter, or if there is no such date in a given month, then the first Valuation Day of the next month. If the day that would otherwise be a Monthly Anniversary Day is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.

                    If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day period ("Grace Period") to make a payment sufficient to cover that deduction. (See Lapse and Reinstatement: Lapse of a Policy).

                    If the Insured attains Age 100 and the Policy has not been surrendered, no further Monthly Deductions will be made and the Separate Account Value will be transferred to the Fixed Account. The Policy will then remain in force until surrender or the Insured's Death.

                    MONTHLY DEDUCTION

                    There is a flat dollar Monthly Deduction of $15 until the first Policy Anniversary and, currently, $5 thereafter (guaranteed not to exceed $10 after the first Policy Year).

                    These charges compensate Lincoln Life for administrative expenses associated with Policy issue and ongoing Policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    COST OF INSURANCE CHARGE

                    The Cost of Insurance is the portion of the Monthly Deduction designed to compensate Lincoln Life for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplementary benefits or monthly expense charges.

                    The Cost of Insurance charge depends on the Age, policy duration, underwriting category and gender (in accordance with state law) of the Insured and the current Net Amount at Risk. The Net Amount at Risk is the Death Benefit minus the Accumulation Value. The rate on which the Monthly Deduction for the Cost of Insurance is based will generally increase as the Insured ages, although the Cost of Insurance charge could decline if the Net Amount at Risk drops relatively faster than the Cost of Insurance Rate increases.

                    The Cost of Insurance charge is determined by dividing the Death Benefit at the beginning of the Policy month by
                    1.0032737 (the monthly equivalent of an annual rate of 4%), subtracting the Accumulation Value at the beginning of the Policy month, and multiplying the result (the "Net Amount at Risk") by the applicable Cost of Insurance Rate as determined by Lincoln Life. The Guaranteed Maximum Cost of Insurance Rates are in Appendix 1.

                    MORTALITY AND EXPENSE RISK CHARGE

                    Lincoln Life deducts a daily charge as a percentage of the assets of the Separate Account as a mortality and expense risk charge. The mortality risk assumed is that insureds may live for a shorter period than estimated, and therefore, a greater amount of death benefit will be payable. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated. The mortality and expense risk charge is guaranteed at an annual rate of 0.75% in Policy Years 1-10, 0.35% in Policy Years 11-20 and 0.20% in Policy Years 21 and beyond.

                    SURRENDER CHARGES

                    A generally declining "Surrender Charge" may apply if the Policy is totally surrendered or lapses during the first fifteen years following the Date of Issue or the first fifteen years following an increase in Specified Amount. The Surrender Charge varies by Age of the Insured, the number of years since the Date of Issue, and Specified Amount. The length of the Surrender Charge period varies based on the Age of the Insured on the date of issue or date of increase in Specified Amount as follows:

                               AGE        SURRENDER CHARGE PERIOD
                            ----------    -----------------------
                               0-50               15 years
                                51                14 years
                                52                13 years
                                53                12 years
                                54                11 years
                               55+                10 years

                    The charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The Surrender Charge is included in each Policy and is in compliance with each state's nonforfeiture law. Examples of the maximum Surrender Charge can be seen in Appendix 2.

                    The surrender charge under a Policy is proportional to the face amount of the Policy. Expressed as a percentage of face amount, it is higher for older than for younger issue ages. The surrender charge cannot exceed Policy value. All surrender charges decline to zero over the 15 years following issuance of the Policy. See, for example, the illustrations in Appendix 2 for issue ages 45 and 55.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new Policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the maximum additional Surrender Charge in the Table of Surrender Charges. The minimum allowable increase in Specified Amount is $1,000. Lincoln Life may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.

                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of $25 (not to exceed 2% of the amount surrendered) is imposed, allocated pro-rata among the Sub-Accounts from which the partial surrender proceeds are taken.

                    Any surrender may result in tax implications. SEE TAX ISSUES

                    Based on its actuarial determination, Lincoln Life does not anticipate that the Surrender Charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which Lincoln Life will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from the general account of Lincoln Life, which supports insurance and annuity obligations.

                    REDUCTION OF CHARGES -- PURCHASES ON A CASE BASIS

                    This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. Lincoln Life reserves the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual policies and any other circumstances which Lincoln Life believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by Lincoln Life on a uniform Case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners funded by Lincoln Life Flexible Premium Variable Life Account M.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    A $25 fee may apply for each transfer request in excess of 12 in any Policy year. A single transfer request, either in writing or by telephone, may consist of multiple transactions.

DEATH BENEFITS

                    The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, in accordance with the Death Benefit Option elected. Loans (if any) and overdue deductions are deducted from the Death Benefit Proceeds prior to payment.

                    The applicant must select the Specified Amount of the Death Benefit and the Death Benefit Option. The Specified Amount, which may not be less than $100,000, is the amount requested by the applicant at the time of application for insurance. This amount, in combination with a death benefit option, will define the death benefit. The Specified Amount is a field on the Policy Specification Page. The three Death Benefit Options are described below. The applicant must consider a number of factors in selecting the Specified Amount, including the amount of proceeds required when the Insured dies and the Owner's ability to make Premium Payments. The ability of the Owner to support the Policy, particularly in later years, is an important factor in selecting between the Death Benefit Options, because the greater the Net Amount at Risk at any time, the more that will be deducted each month from the value of the Policy to pay the Cost of Insurance.

                    DEATH BENEFIT OPTIONS

                    Three different Death Benefit Options are available under the Policy. Regardless of which Death Benefit Option you choose, the Death Benefit Proceeds payable under the Policy is the greater of (a) the amount determined under the Death Benefit Option in effect on the date of the Insured's Death, less (in each case) any indebtedness under the Policy or
                    (b) an amount determined by Lincoln Life equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy, also referred to as the "Corridor Death Benefit."

                    The "Corridor Death Benefit" is the applicable percentage (the "Corridor Percentage") of the Accumulation Value (rather than by reference to the Specified Amount) required to maintain the Policy as a "life insurance contract" for Federal income tax purposes. The Corridor Percentage is 250% through the time the insured reaches Age 40 and decreases in accordance with the table in Appendix 3 to 100% when the Insured reaches Age 95.


                    Death Benefit Option 1 provides Death Benefit Proceeds equal to the Specified Amount (a minimum of $100,000). If
                    Option 1 is selected, the Policy pays level Death Benefit Proceeds unless the Minimum Death Benefit exceeds the Specified Amount. (See DEATH BENEFITS, Federal Income Tax Definition of Life Insurance).



                    Death Benefit Option 2 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Net Accumulation Value as of the date of the Insured's death. If Option 2 is selected, the Death Benefit Proceeds increase or decrease over time, depending on the amount of premium paid and the investment performance of the underlying Sub-Accounts.


                    Death Benefit Option 3 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Accumulated Premiums (all premiums paid minus the Cumulative Policy Factor, if that Factor is elected) up to the limit shown in the Policy

                    Specifications. Any premium paid that will cause the Death Benefit Proceeds to exceed this limit will be applied to the Policy, but will not increase the Death Benefit. The Cumulative Policy Factor, normally used in business situations, is calculated as:

                       a. the applicable monthly rate then used by the Internal
                          Revenue Service (IRS); or

                       b. an alternative monthly rate permitted by the IRS;
                          times

                       c. the Specified Amount divided by 1000.


                    If Death Benefit Option 3 is selected, the Death Benefit Proceeds will generally increase, depending on the amount of premium paid.


                    If for any reason the applicant fails to affirmatively elect a particular Death Benefit Option, Death Benefit Option 1 shall apply until changed as provided below.

                    Owners who prefer insurance coverage that generally does not vary in amount and generally has lower Cost of Insurance Charges should elect Option 1. Owners who prefer to have favorable investment experience reflected in increased insurance coverage should select Option 2. Owners who have a need to recover at death the amount of premiums paid should select Option 3. Under Options 1 and 3, any Surrender Value at the time of the Insured's Death will revert to Lincoln Life.

                    CHANGES IN DEATH BENEFIT OPTIONS AND SPECIFIED AMOUNT

                    All requests for changes between Death Benefit Options and changes in the Specified Amount must be submitted in proper written form to the Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If a change is requested, a supplemental application and evidence of insurability must also be submitted to Lincoln Life.

                    In a change from Death Benefit Option 1 to Death Benefit Option 2, the Specified Amount will be reduced by the Accumulation Value as of the effective date of change. In a change from Death Benefit Option 2 to Death Benefit
                    Option 1, the Specified Amount will be increased by the Accumulation Value as of the effective date of change.

                    In a change from Death Benefit Option 1 to Death Benefit Option 3, the Specified Amount will remain the same. In a change from Death Benefit Option 3 to Death Benefit Option 1, the Specified Amount will be increased by Accumulated Premiums (less the Cummulative Policy Factor if that Factor is elected) as of the effective date of change.

                    In a change from Death Benefit Option 2 to Death Benefit Option 3, the Specified Amount will be increased by the Accumulation Value as of the effective date of change. In a change from Death Benefit Option 3 to Death Benefit Option 2, if the Accumulation Values is greater than the Accumulated Premium (less Cumulative Policy Factor if that Factor elected), the Specified Amount will be reduced by the Accumulation Value less Accumulated Premium (plus Cumulative Policy Factor if that Factor is elected) as of the effective date of change; if the Accumulation Values is less than the Accumulated Premium (less the Cumulative Policy Factor if elected), the Specified Amount will be increased by the Accumulated Premium (less the Cumulative Policy Factor if that Factor is elected) less the Accumulation Value as of the effective date of change.


                    If you want to increase your Specified Amount, you should note that an increase normally triggers a number of additional requirements, such as a separate surrender charge period, higher surrender charges overall, and a new incontestability period. Before requesting an increase in Specified Amount, consult your financial adviser to determine whether an increase is appropriate for your particular situation.

                    Any reductions in Specified Amount will be made against the initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to the Policy.

                    We may decline any request for a change between Death Benefit Options or increase in the Specified Amount. We may also decline any request for change of the Death Benefit Option or reduction of the Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of Federal income tax law.

                    Any change is effective on the first Monthly Anniversary Day on or after the date of approval of the request by Lincoln Life, unless the Monthly Deduction Amount would increase as a result of the change. In that case, the change is effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to or greater than the Monthly Deduction Amount, as increased.

                    FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE

                    The amount of the Death Benefit must satisfy certain requirements under the Code if the policy is to qualify as insurance for federal income tax purposes. The amount of the Death Benefit Proceeds required to be paid under the Code to maintain the Policy as life insurance under each of the Death Benefit Options (see INSURANCE COVERAGE PROVISIONS, Death Benefit) is equal to the product of the Accumulation Value and the applicable Corridor Percentage. A table of Corridor Percentages is in Appendix 3.

NOTICE OF DEATH OF INSURED

                    Due Proof of Death must be furnished to Lincoln Life at the Administrative Office as soon as reasonably practical after the death of the Insured. "Due Proof of Death" must be in proper written form and includes a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to Lincoln Life.

PAYMENT OF DEATH BENEFIT PROCEEDS

                    The Death Benefit Proceeds under the Policy will ordinarily be paid within seven days, if in a lump sum, or in accordance with any Settlement Option selected by the Owner or the Beneficiary, after receipt at the Administrative Office of Due Proof of Death of the Insured. SEE SETTLEMENT OPTIONS. The amount of the Death Benefit Proceeds under Option 2 and Option 3 will be determined as of the date of the Insured's death. Payment of the Death Benefit Proceeds may be delayed if the Policy is contested or if Separate Account values cannot be determined.


                    We offer a checkbook service in which the Death Benefit proceeds are transferred into an interest-bearing account, in the Beneficiary's name as owner of the account. Your Beneficiary has quick access to the funds and is the only one authorized to transfer funds from the account. This service allows the Beneficiary additional time to decide how to manage Death Benefit Proceeds with the balance earning interest from the day the account is opened.

                    SETTLEMENT OPTIONS

                    There are several ways in which the Beneficiary may receive the Death Benefit Proceeds, or in which the Owner may choose to receive payments upon surrender of the Policy.

                    The Owner may elect or change a Settlement Option while the insured is alive. If the Owner has not irrevocably selected a Settlement Option, the Beneficiary may elect to change the Settlement Option within 90 days after the Insured dies. If no Settlement Option is selected, the Death Benefit Proceeds will be paid in a lump sum.

                    If the Policy is assigned as collateral security, Lincoln Life will pay any amount due the assignee in one lump sum. Any remaining Death Benefit Proceeds will be paid as elected.

                    A request to elect, change, or revoke a Settlement Option must be received in proper written form by the Administrative Office before payment of the lump sum or under any Settlement Option. The first payment under the Settlement Option selected will become payable on the date proceeds are settled under the option. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

                    There are at least four Settlement Options:

                       The first Settlement Option is an annuity for the lifetime of the payee.

                       The second Settlement Option is an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months.

                       Under the third Settlement Option, Lincoln Life makes monthly payments for a stated number of years, at least five but no more than thirty.

                       Under the fourth Settlement Option, Lincoln Life pays at least 3% interest annually on the sum left on deposit, and pays the amount on deposit on the payee's death.

                    Any other Settlement Option offered by Lincoln Life at the time of election may also be selected.

POLICY LIQUIDITY


                    The accumulated value of the Policy is available for loans or withdrawals. Subject to certain limitations, the Owner may borrow against the Surrender Value of the Policy, may make a partial surrender of some of the Surrender Value of the Policy and may fully surrender the Policy for its Surrender Value. Note, however, that in the earlier Policy Years, depending on the Premium Payments made, or if the Owner has requested a substantial reduction in Specified Amount, there may be little or no Surrender Value available.


                    POLICY LOANS

                    The Owner may at any time borrow in the aggregate up to 100% of the Surrender Value at the time a Policy Loan is made. Lincoln Life may, however, limit the amount of the loan so that the total Policy indebtedness will not exceed 90% of the amount of the Accumulation Value less any Surrender Charge that would be imposed on a full surrender. The Owner must execute a loan agreement and assign the Policy to Lincoln Life free of any other assignments. The Loan Account is the account in which Policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Fixed Account or Sub-Accounts. Interest on Policy Loans accrues at an annual rate of 5% in Policy Years 1-10 and 4% thereafter, and is payable once a year in arrears on each Policy Anniversary, or earlier upon full surrender or other payment of proceeds of a Policy.

                    The amount of a loan, plus any accrued but unpaid interest, is added to the outstanding Policy Loan balance. Unless paid in advance, any loan interest due will be transferred proportionately from the values in the Fixed Account and each Sub-Account, and treated as an additional Policy Loan, and added to the Loan Account Value.

                    Lincoln Life credits interest to the Loan Account Value at a rate of 4% in all years, so the net cost of a Policy Loan is 1% in years 1-10 and 0% thereafter.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, transfers from each for loans and loan interest will be made in proportion to the assets in each Sub-Account at that time, unless Lincoln Life is instructed otherwise in proper written form at the Administrative Office. Repayments on the loan and interest credited on the Loan Account Value will be allocated according to the most recent Premium Payment allocation at the time of the repayment.

                    A Policy Loan, whether or not repaid, affects the proceeds payable upon the Death and the Accumulation Value. The longer a Policy Loan is outstanding, the greater the effect is likely to be. While an outstanding Policy Loan reduces the amount of assets invested, depending on the investment results of the Sub-Accounts, the effect could be favorable or unfavorable.

                    If at any time the total indebtedness against the Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate without value subject to the conditions in the Grace Period Provision, unless the No Lapse Provision is in effect. (SEE LAPSE AND REINSTATEMENT, Lapse of a Policy).

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result.

                    PARTIAL SURRENDER

                    You may make a partial surrender at any time while the Insured is alive by request to the Administrative Office in proper written form or by telephone, if telephone transactions have been authorized by the Owner. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. A $25 transaction fee (not to exceed 2% of the amount surrendered) is charged for each partial surrender. Total partial surrenders may not exceed 90% of the Surrender Value of the Policy. Each partial surrender may not be less than $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the Specified Amount and, in each case, reduce the Death Benefit Proceeds. If following a partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the surrender may be limited to the extent necessary to meet the federal tax law requirements.

                    The effect of partial surrenders on the Death Benefit Proceeds depends on the Death Benefit Option elected under the Policy. If Death Benefit Option 1 is in effect, a partial surrender will reduce the Accumulation Value and the Specified Amount. The reduction in the Specified Amount, which would reduce any past increases on a last in, first out basis, reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 2 is in effect, a partial surrender will reduce the Accumulation Value, but would not reduce the Specified Amount. The reduction in the Accumulation Value reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 3 is in effect, a partial surrender will reduce the Accumulated Premiums, the Death Benefit, and the Death Benefit Option 3 limit by the amount of the partial surrender. If the amount of the partial surrender exceeds the Accumulated Premiums, the Specified Amount will be reduced by the excess amount.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, surrenders from each will be made in proportion to the assets in each Sub-Account at the time of the surrender, unless Lincoln Life is instructed otherwise in proper written form at the Administrative Office. Lincoln Life may at its discretion decline any request for a partial surrender.

                    SURRENDER OF THE POLICY


                    You may surrender the Policy at any time. On surrender of the Policy, Lincoln Life will pay you, or your assignee, the Surrender Value next computed after receipt of the request in proper written form at the Administrative Office. If the owner makes a full surrender all coverage under the policy will automatically terminate and may not be reinstated. Please note that if you surrender your Policy in its early years, you may receive little or no cash value.



                    We offer a personalized checkbook service for surrenders of your Policy. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.


                    SURRENDER VALUE

                    The "Surrender Value" of a Policy is the amount the Owner can receive in a lump sum by surrendering the Policy. The Surrender Value is the Net Accumulation Value less the Surrender Charge (SEE CHARGES AND FEES, Surrender Charge). All or part of the Surrender Value may be applied to one or more of the Settlement Options. Surrender Values are illustrated in Appendix 4.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the Surrender Value from any of the Sub-Accounts will generally be made within seven days. Payment or transfer from the Fixed Account may be deferred up to six months at Lincoln Life's option. If Lincoln Life exercises its right to defer any payment from the Fixed Account, interest will accrue and be paid as required by law from the date the recipient would otherwise have been entitled to receive the payment.

ASSIGNMENT; CHANGE OF OWNERSHIP

                    While the Insured is living, you may assign your rights in the Policy, including the right to change the beneficiary designation. The assignment must be in proper written form, signed by you and recorded at the Administrative Office. No assignment will affect, or prejudice Lincoln Life as to, any payment made or action taken by Lincoln Life before it was recorded. Lincoln Life is not responsible for any assignment not submitted for recording, nor is Lincoln Life responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after recordation of any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in proper written form. So long as an effective assignment remains outstanding, the Owner will not be permitted to take any action with respect to the Policy without the consent of the assignee in proper written form.

                    So long as the Insured is living, you may name a new Owner by recording a change in ownership in proper written form at the Administrative Office. On recordation, the change will be effective as of the date of execution of the document of transfer or, if there is no such date, the date of recordation. No such change of ownership will affect, or prejudice Lincoln Life as to, any payment made or action taken by Lincoln Life before it was recorded. Lincoln Life may require that the Policy be submitted to it for endorsement before making a change.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY


                    If at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, unless the No Lapse Provision is in effect, the Policy is subject to lapse and automatic termination of all coverage under the Policy. The Net Accumulation Value may be insufficient to pay the cost of insurance
                    1) because it has been exhausted by earlier deductions,
                    2) due to poor investment performance,
                    3) due to partial surrenders,
                    4) due to indebtedness for Policy Loans,
                    5) due to substantial reductions in Specified Amount,
                    6) due to the terms of certain Riders added to the Policy, or
                    7) because of some combination of these factors.


                    If Lincoln Life has not received a Premium Payment or payment of indebtedness on Policy Loans necessary so that the Net Accumulation Value is sufficient to pay the Monthly Deduction Amount on a Monthly Anniversary Day, Lincoln Life will send a written notice to the Owner and any assignee of record. The notice will state the amount of the Premium Payment or payment of indebtedness on Policy Loans necessary such that the Net Accumulation Value is at least equal to two times the Monthly Deduction Amount. If the minimum required amount set forth in the notice is not paid to Lincoln Life on or before the day that is the later of
                    (a) 31 days after the date of mailing of the notice, and
                    (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent (together, the "Grace Period"), then the policy shall terminate and all coverage under the policy shall lapse without value.

                    NO LAPSE PROVISION

                    Availability of the No Lapse Provision may vary in some states. Where available, there is no charge for this feature. This provision must be selected at the time of Policy application, and is only available with Death Benefit Options 1 and 2.


                    The No Lapse Premium is the cumulative premium required to have been paid by each Monthly Anniversary Day to prevent the Policy from lapsing. There are two levels of No Lapse protection: 1) a guarantee to maturity (age 100); or 2) a guarantee for the first 10 Policy Years. The guarantee for your Policy depends on the actual premium that you pay. If your Policy has a No Lapse Premium shown on the specifications page, this policy will not lapse if, at each Monthly Anniversary Day, the sum of all Premium Payments less any policy loans (including any accrued loan interest) and partial surrenders is at least equal to the sum of the No Lapse Premiums (as indicated in the Policy Specifications) due since the Date of Issue of the Policy. A grace period will be allotted after each Monthly Anniversary Day on which insufficient premiums have been paid. This is a separate grace period from that discussed above under Lapse of Policy but is for the same time period, the later of
                    (a) 31 days after the date of mailing of the notice (as explained above), and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent. The payment of sufficient additional premiums during the grace period will keep the No Lapse Provision in force.



                    The No Lapse Premium for the guarantee to maturity is higher than that for the 10 year protection. If the sum of the premiums paid drops below the level required for the guarantee to maturity, the Policy may still be eligible for the guarantee for the first 10 Policy Years, but will no longer qualify for a guarantee to maturity. If the sum of the premiums paid drops below the level required for the guarantee for the first 10 Policy Years, the No Lapse Provision will terminate. The No Lapse Provision will also terminate in the 11(th) year for the 10 year level, if there is an increase in Specified Amount or if you change the Death Benefit Option. Once the No Lapse Provision terminates, it cannot be reinstated. Continuing to pay the No Lapse Premium amount beyond the termination of the No Lapse Provision does not guarantee that the Policy will not lapse.


                    REINSTATEMENT OF A LAPSED POLICY

                    After the Policy has lapsed due to the failure to make a necessary payment before the end of an applicable Grace Period, assuming the No Lapse provision is not in effect, it may be reinstated provided (a) it has not been surrendered,
                    (b) there is an application for reinstatement in proper written form, (c) evidence of insurability of the insured is furnished to Lincoln Life and it agrees to accept the risk,
                    (d) Lincoln Life receives a payment sufficient to keep the Policy in force for at least two months, and (e) any accrued loan interest is paid. The effective date of the reinstated Policy shall be the Monthly Anniversary Day after the date on which Lincoln Life approves the application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which the Policy lapsed.

                    If the Policy is reinstated, such reinstatement is effective on the Monthly Anniversary Day following Lincoln Life approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due.

                    If the Surrender Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

COMMUNICATIONS WITH LINCOLN LIFE

                    PROPER WRITTEN FORM

                    Whenever this Prospectus refers to a communication "in proper written form," it means a written document, in form and substance reasonably satisfactory to Lincoln Life, received at the Administrative Office. You may also send your communication by facsimile to the Administrative Office.


                    We will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. Proper written form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and the Company.



                    RECEIPT OF WRITTEN COMMUNICATIONS



                    Once your Policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the mailing address that appears in this Prospectus. Planned periodic premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in proper form before 4:00 p.m. Eastern time on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request on or after 4:00 p.m. Eastern time on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.



                    Other forms, notices and requests are normally effective as of the next business day after we receive them in proper form, unless the transaction is scheduled to occur on another business day. Change of owner and beneficiary forms are effective as of the day you sign the change form, once we receive them in proper form.



                    TELEPHONE AND OTHER ELECTRONIC COMMUNICATIONS



                    We allow telephone and other electronic transactions only when you provide us proper written authorization. To effect a permitted transaction using the telephone or other electronic means, the Owner, or his/her authorized representative, may have to provide the following: Policy number, partial Social Security number, personal identification number (PIN), and/or such other information as we may require to verify the identity and authority of the caller. We disclaim all liability for losses and other consequences resulting from unauthorized or fraudulent telephone or electronic transactions. In addition, we are not responsible for the consequences of instructions that fail to reach us in a timely manner. The Company believes that the procedures as stated above are reasonable and acknowledges that, if it does not follow these procedures, it may be liable for such losses.



                    If you have been issued a PIN number to make telephone or other electronic transactions to your account, be careful not to give it out to anyone. We will not be responsible for its misuse or for improper or unauthorized account transactions using your PIN.

                    Please note that telephone, facsimile and/or Internet access may not always be available. Any telephone, facsimile or Internet hookup, whether it is yours, your service provider's or your agent's, can experience outages or slowdowns arising from a variety of causes not of our making. These outages or slowdowns may result in delayed or lost instructions from you, and we will not be responsible for these "failed" transmissions. If you are experiencing problems, you should send your request in writing to our Administrative Office.


OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only when the Insured is at least Age 18 and at most Age 80 at the Insured's nearest birthday.

                    DATE OF COVERAGE

                    The date of coverage will be the Date of Issue, provided the Insured is alive and prior to any change in the health and insurability of the Insured as represented in the application.

                    INCONTESTABILITY

                    Lincoln Life will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Date of Issue. For any increase in Specified Amount requiring evidence of insurability, Lincoln Life will not contest payment of the Death Benefit Proceeds based on such an increase after it has been in force for two years from its effective date.

                    MISSTATEMENT OF AGE OR GENDER

                    If the Age or gender of the Insured has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3. where:
                    1. is the Net Amount at Risk at the time of the Insured's
                       Death;
                    2. is the ratio of the monthly Cost of Insurance applied in the Policy month of death to the monthly Cost of Insurance that should have been applied at the true Age and gender in the Policy month of death; and
                    3. is the Accumulation Value at the time of the Insured's
                       Death.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue, Lincoln Life will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, Lincoln Life will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of Lincoln Life.

                    RIDERS




                    We may offer you Riders to the Policy from time to time. Riders may alter the benefits or charges in your Policy, they may vary by state of issue, and their election may have tax consequences for you. Also, if you elect a particular Rider, it may restrict the term of your Policy, or of other Riders in force. Riders may be available other than those listed here. Consult your financial and tax advisers before adding Riders to, or deleting them from, your Policy.


                    WAIVER OF MONTHLY DEDUCTION RIDER

                    This Rider, if desired, must be selected at time of application. Under this Rider, Lincoln Life will maintain the Death Benefit by paying covered monthly deductions during periods of disability. Charges for this Rider, if elected, are part of the Monthly Deductions.

                    ACCOUNTING VALUE RIDER

                    This Rider, if desired, must be selected at time of application, provided you meet the underwriting and minimum premium requirements. If the Policy is fully surrendered in the first four Policy years (the Accounting Value Surrender Period), this Rider provides enhanced cash surrender values by using a table of alternate surrender charges. It does not provide for any enhanced value for partial surrenders and loans. There is no charge for this Rider.

                    CHANGE OF INSURED RIDER

                    This Rider may be selected at any time. Under this rider, the Owner may name a new Insured in place of the current Insured, provided that underwriting and other substitution requirements are met. The benefit expires on the anniversary nearest to the current insured's 65th birthday. There is no separate charge for this Rider, but charges under the Policy may be different when applied to the new Insured.


                    ESTATE TAX REPEAL RIDER



                    This Rider, if desired, must be selected at the time of application. It may be added to existing Policies subject to state availability. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to cancel your Policy for an amount equal to the Surrender Value of the Policy plus the applicable Surrender Charge. This amount is determined as of the date of cancellation, and no surrender charge is applied. The amount you receive is called the Cancellation Refund Amount. Any Policy loan or indebtedness that exists at the time you request cancellation of your Policy is subtracted from this Cancellation Refund Amount.



                    For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins the 12-month "window" for you to exercise the Rider) is the later of
                    1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.



                    Upon issue, there is a one-time administrative charge of not more than $250 for this Rider.



                    This Rider terminates on the earliest of:



                    1) one year from the Start Date;

                    2) December 31, 2010, provided no Estate Tax Repeal, as
                       defined above, has been enacted;


                    3) the date you request to terminate the Rider;


                    4) termination of the Policy; or


                    5) full surrender of the Policy prior to the Start Date.



                    If the Policy lapses but is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.


TAX ISSUES


                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of federal and state tax rules to your individual situation.


                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the

                    IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

                    POLICIES WHICH ARE MECS

                    CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS.Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FAIR VALUE OF THE POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insured grows older. Moreover, on the death of the Insured, it tends to increase significantly. The Owner should consult with his or her advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

DIRECTORS AND OFFICERS OF LINCOLN LIFE

                    The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802, and each has been employed by Lincoln Life or its affiliates for more than 5 years.


                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            JON A. BOSCIA                       Chief Executive Officer and Chairman of
                            PRESIDENT AND DIRECTOR              the Board of Directors [3/01 -- present]
                            1500 Market Street                  Lincoln National Corporation; President
                            Suite 3900                          and Director [12/99 -- present] The
                            Philadelphia, PA 19102              Lincoln National Life Insurance Company.
                                                                Formerly: President, Chief Executive
                                                                Officer and Director [1/98 -- 3/01],
                                                                Lincoln National Corporation; President,
                                                                Chief Executive Officer and Director
                                                                [10/96 -- 1/98], The Lincoln National Life
                                                                Insurance Company.
                            JANET CHRZAN                        Senior Vice President and Chief Financial
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [4/00 -- present], Formerly: Vice
                            FINANCIAL OFFICER                   President and Treasurer [8/95 -- 4/00],
                                                                The Lincoln National Life Insurance
                                                                Company.
                            JOHN H. GOTTA                       Chief Executive Officer of Life Insurance,
                            CHIEF EXECUTIVE OFFICER OF LIFE     Executive Vice President, Assistant
                            INSURANCE, EXECUTIVE VICE           Secretary and Director [12/99 -- present].
                            PRESIDENT, ASSISTANT SECRETARY AND  Formerly: Senior Vice President and
                            DIRECTOR                            Assistant Secretary [4/98 -- 12/99],
                            350 Church Street                   Senior Vice President [2/98 -- 4/98], Vice
                            Hartford, CT 06103                  President and General Manager [1/98 --
                                                                2/98], The Lincoln National Life Insurance
                                                                Company; Senior Vice President [3/96 --
                                                                12/97], Connecticut General Life Insurance
                                                                Company.
                            CHARLES E. HALDEMAN, JR.            Director [7/00 -- present], The Lincoln
                            DIRECTOR                            National Life Insurance Company;
                            One Commerce                        President, Chief Executive Officer and
                            2005 Market Street                  Director [1/00 -- present], Lincoln
                            Philadelphia, PA 19103              National Investment Companies,
                                                                Incorporated; President, Chief Executive
                                                                Officer and Director [1/00 -- present],
                                                                Delaware Management Holdings,
                                                                Incorporated; President and Director
                                                                [7/00 -- present], Lincoln Investment
                                                                Management, Incorporated. Formerly:
                                                                President and Chief Operating Officer
                                                                [2/98 -- 1/00], United Asset Management
                                                                Corporation; Director and Partner 1/85 --
                                                                12/99], Cooke & Bieler, Incorporated.

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            J. MICHAEL HEMP                     President and Director [7/97 -- present],
                            SENIOR VICE PRESIDENT               Lincoln Financial Advisors Incorporated;
                            350 Church Street                   Senior Vice President [formerly Vice
                            Hartford, CT 06103                  President] [10/95 -- present], The
                                                                Lincoln National Life Insurance Company.
                            BARBARA S. KOWALCZYK
                            DIRECTOR
                            Centre Square
                            West Tower
                            1500 Market Street
                            Suite 3900
                            Philadelphia, PA 19102
                                                                Senior Vice President, Corporation
                                                                Planning [5/94 -- present], Lincoln
                                                                National Corporation; Director and Member
                                                                of the Investment Committee [12/01 --
                                                                present], The Lincoln National Life
                                                                Insurance Company, Senior Vice President
                                                                and Director [present] Lincoln National
                                                                Management Corporation; Director
                                                                [present], Lincoln Life & Annuity Company
                                                                of New York.
                            GARY W. PARKER                      Senior Vice President and Chief Product
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [3/00 -- present], Vice President,
                            PRODUCT OFFICER                     Product Management [7/98 -- 3/00], The
                            350 Church Street                   Lincoln National Life Insurance Company.
                            Hartford, CT 06103                  Formerly: Senior Vice President, Life
                                                                Products [10/97 -- 6/98], Vice President,
                                                                Marketing Services [9/89 -- 10/97], Life
                                                                of Virginia.
                            SEE YENG QUEK                       Chief Investment Officer and Director
                            CHIEF INVESTMENT OFFICER AND        [5/01 -- present], The Lincoln National
                            DIRECTOR                            Life Insurance Company; Senior Vice
                            One Commerce Square                 President [8/00 -- present], Delaware
                            Philadelphia, PA 19103              Investments. Formerly: Vice President
                                                                [2/93 -- 7/00], Conseco Capital
                                                                Management, Incorporated.
                            LORRY J. STENSRUD                   Chief Executive Officer of Annuities,
                            CHIEF EXECUTIVE OFFICER OF          Executive Vice President and Director
                            ANNUITIES, EXECUTIVE VICE           [6/00 -- present], The Lincoln National
                            PRESIDENT AND DIRECTOR              Life Insurance Company. Formerly:
                                                                President and Chief Executive Officer
                                                                [6/95 -- 6/00], Cova Life Insurance
                                                                (Xerox Life).
                            RICHARD C. VAUGHAN                  Executive Vice President and Chief
                            DIRECTOR                            Financial Officer [1/95 -- present],
                            Centre Square                       Formerly: Senior Vice President and Chief
                            West Tower                          Financial Officer [6/92 -- 1/95], Lincoln
                            1500 Market Street                  National Corporation.
                            Suite 3900
                            Philadelphia, PA 19102


DISTRIBUTION OF POLICIES

                    Lincoln Life intends to offer the Policy in all jurisdictions where it is licensed to do business. Lincoln Life, the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The Principal Underwriter has overall responsibility for establishing a selling plan for the Policies. Our principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.


                    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, both of whom are our affiliates. Registered Representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on Accumulation Value. Registered Representatives are also eligible for cash bonuses and "non-cash compensation." The latter [as defined in NASD Conduct Rule cludes such things as office space, computers, club credit, prizes, awards, training and education meetings.



                    Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of Policy sales expenses. In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with the Registered Representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.



                    All compensation is paid from our resources, which include fees and charges imposed under the Policy.


CHANGES OF INVESTMENT POLICY

                    Lincoln Life may materially change the investment policy of the Separate Account. Lincoln Life must inform the Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Owners or if it renders Lincoln Life's operations hazardous to the public. If an Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by Lincoln Life on the life of the Insured. The Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. Lincoln Life will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

STATE REGULATION

                    Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Lincoln Life for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Lincoln Life's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Lincoln Life's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the Indiana Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

REPORTS TO OWNERS

                    Lincoln Life maintains Policy records and will mail to each Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in each Sub-Account and any Loan Account Value.

                    Owners will also be sent annual reports containing financial statements for the Separate Account and annual and semi-annual reports of the Funds as required by the 1940 Act.

                    Policy Owners will receive statements of significant transactions such as: changes in Specified Amount or Death Benefit Option; transfers among Sub-Acounts; Premium Payments; loans and repayment of loans; reinstatement; and termination.

ADVERTISING

                    Lincoln Life is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. Lincoln Life may advertise these ratings from time to time. In addition, Lincoln Life may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the Policies. Furthermore, Lincoln Life may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


                    Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


                    After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

EXPERTS


                    The financial statements of the Separate Account and the statutory-basis financial statements of Lincoln Life appearing in this Prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, IN 46802, as set forth in their reports, also appearing elsewhere in this Prospectus and in the registration statement. The Financial Statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


                    Actuarial matters included in this Prospectus have been examined by Vaughn W. Robbins, FSA, as stated in the opinion filed as an exhibit to the Registration Statement.

                    Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Account, Lincoln Life, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1

                    GUARANTEED MAXIMUM COST OF INSURANCE RATES

                    The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are set forth in the following Table based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO); or for unisex rates, on the 1980 CSO-B Table.

ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------
          0              0.34845    0.24089    0.32677
          1              0.08917    0.07251    0.08667
          2              0.08251    0.06750    0.07917
          3              0.08167    0.06584    0.07834
          4              0.07917    0.06417    0.07584

          5              0.07501    0.06334    0.07251
          6              0.07167    0.06084    0.06917
          7              0.06667    0.06000    0.06584
          8              0.06334    0.05834    0.06250
          9              0.06167    0.05750    0.06084

         10              0.06084    0.05667    0.06000
         11              0.06417    0.05750    0.06250
         12              0.07084    0.06000    0.06917
         13              0.08251    0.06250    0.07834
         14              0.09584    0.06887    0.09001

         15              0.11085    0.07084    0.10334
         16              0.12585    0.07601    0.11585
         17              0.13919    0.07917    0.12752
         18              0.14836    0.08167    0.13502
         19              0.15502    0.08501    0.14085
         20              0.15836    0.08751    0.14502
         21              0.15919    0.08917    0.14585
         22              0.15752    0.09084    0.14419
         23              0.15502    0.09251    0.14252
         24              0.15189    0.09501    0.14085

         25              0.14752    0.09668    0.13752
         26              0.11419    0.09918    0.13585
         27              0.14252    0.10168    0.13418
         28              0.14169    0.10501    0.13418
         29              0.14252    0.10635    0.13585

         30              0.14419    0.11251    0.13752
         31              0.14836    0.11668    0.14169
         32              0.15252    0.12085    0.14585
         33              0.15919    0.12502    0.15252
         34              0.16889    0.13168    0.15919

         35              0.17586    0.13752    0.16836
         36              0.18670    0.14669    0.17837
         37              0.20004    0.15752    0.19170
         38              0.21505    0.17003    0.20588
         39              0.23255    0.18503    0.22338

         40              0.25173    0.20171    0.24173
         41              0.27424    0.22005    0.26340
         42              0.29675    0.23922    0.28508
         43              0.32260    0.25757    0.31010
         44              0.34929    0.27674    0.33428

         45              0.37931    0.29675    0.36263
         46              0.41017    0.31677    0.39182
         47              0.44353    0.33761    0.42268
         48              0.47856    0.36096    0.45437
         49              0.51777    0.38598    0.49107
ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------

         50              0.55948    0.41350    0.53028
         51              0.60870    0.44270    0.57533
         52              0.66377    0.47523    0.62539
         53              0.72636    0.51276    0.68297
         54              0.79730    0.55114    0.74722

         55              0.87326    0.59118    0.81566
         56              0.95591    0.63123    0.88996
         57              1.04192    0.66961    0.96593
         58              1.13378    0.70633    1.04609
         59              1.23236    0.74556    1.13211
         60              1.34180    0.78979    1.22817
         61              1.46381    0.84488    1.33511
         62              1.60173    0.91417    1.45796
         63              1.75809    1.00267    1.59922
         64              1.93206    1.10539    1.75725

         65              2.12283    1.21731    1.92955
         66              2.32623    1.33511    2.11195
         67              2.54312    1.45461    2.30614
         68              2.77350    1.57247    2.50878
         69              3.02328    1.69955    2.72909

         70              3.30338    1.84590    2.97466
         71              3.62140    2.02325    3.25640
         72              3.98666    2.24419    3.58279
         73              4.40599    2.51548    3.95978
         74              4.87280    2.83552    4.38330

         75              5.37793    3.19685    4.84334
         76              5.91225    3.59370    5.33245
         77              6.46824    4.01942    5.84227
         78              7.04089    4.47410    6.36948
         79              7.64551    4.97042    6.92851

         80              8.30507    5.52957    7.54229
         81              9.03761    6.17118    8.22883
         82              9.86724    6.91414    9.01216
         83             10.80381    7.77075    9.90124
         84             11.82571    8.72632   10.87533

         85             12.91039    9.76952   11.92213
         86             14.03509   10.89151   13.01471
         87             15.18978   12.08770   14.15507
         88             16.36948   13.35774   15.33494
         89             17.57781   14.70820   16.56493

         90             18.82881   16.15259   17.85746
         91             20.14619   17.71416   19.23699
         92             21.57655   19.43814   20.76665
         93             23.20196   21.40786   22.49837
         94             25.28174   23.63051   24.70915

         95             28.27411   27.16158   27.82758
         96             33.10577   32.32378   32.78845
         97             41.68476   41.21204   41.45783
         98             58.01259   57.81394   57.95663
         99             90.90909   90.90909   90.90909

APPENDIX 2

                    ILLUSTRATION OF MAXIMUM SURRENDER CHARGES

                    The Initial Maximum Surrender Charge is calculated as (a) plus (b), with that result not to exceed (c), minus (d), where
                    (a) is 1.25 times the curtate net level premium for the
                        Specified Amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                    (b) is $10 per $1000 of Specified Amount;
                    (c) is $50 per $1000 of Specified Amount; and
                    (d) is $60

                    Algebraically, this formula is equivalent to Min{a+b,c}-d.

                    The Maximum Surrender Charge decreases from its initial amount during the first 20 years. In general terms, the initial Maximum Surrender Charge is amortized in proportion to a twenty year life contingent annuity due. In formulas, the Maximum Surrender Charge at a point in time "t" years after issue is (a) times (b), where
                    (a) is the initial Maximum Surrender Charge; and
                    (b) is the ratio of a life contingent annuity due beginning at time t and ending 20 years after issue, divided by a life contingent annuity due beginning at issue and ending 20 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

                    The actual Surrender Charge may be less than the Maximum Surrender Charge and is included in each Policy. No Surrender Charge is applied in the 16(th) policy year or beyond.

                    EXAMPLE 1: A male, Age 45, purchases a policy with a Specified Amount of $100,000.

                    The initial Maximum Surrender Charge is computed as follows:

                    curtate net level premium =$1,987.66

                    $10 per $1000 of Specified Amount = $1,000

                    $50 per $1000 of Specified Amount = $5,000

                    initial Maximum Surrender Charge = (1.25 x $1,987.66 + $1,000) - $60 =
                    $3,484.57 - $60 = $3,424.57. Note that $3,424.57 is less
                    than $5,000.

                    This amount decreases as follows:

                            YEARS                                 MAXIMUM     ACTUAL
                            AFTER  INITIAL MAXIMUM    ANNUITY    SURRENDER   SURRENDER
                            ISSUE  SURRENDER CHARGE    RATIO      CHARGE      CHARGE
                            -----  ----------------   -------    ---------   ---------
                              0       $3,424.57       1.00000    $3,424.57   $3,424.57
                              1       $3,424.57       0.96609    $3,308.45   $3,308.45
                              2       $3,424.57       0.93101    $3,188.32   $3,188.32
                              3       $3,424.57       0.89471    $3,064.00   $3,064.00
                              4       $3,424.57       0.85711    $2,935.25   $2,935.25
                              5       $3,424.57       0.81818    $2,801.90   $2,801.90
                              6       $3,424.57       0.77782    $2,663.70   $2,663.70
                              7       $3,424.57       0.73600    $2,520.49   $2,520.49
                              8       $3,424.57       0.69265    $2,372.03   $2,372.03
                              9       $3,424.57       0.64769    $2,218.07   $2,218.07

                            YEARS                                 MAXIMUM     ACTUAL
                            AFTER  INITIAL MAXIMUM    ANNUITY    SURRENDER   SURRENDER
                            ISSUE  SURRENDER CHARGE    RATIO      CHARGE      CHARGE
                            -----  ----------------   -------    ---------   ---------
                             10       $3,424.57       0.60104    $2,058.32   $2,058.32
                             11       $3,424.57       0.55257    $1,892.31   $1,513.85
                             12       $3,424.57       0.50212    $1,719.55   $1,031.73
                             13       $3,424.57       0.44952    $1,539.40   $  615.76
                             14       $3,424.57       0.39456    $1,351.18   $  270.24
                             15       $3,424.57       0.33701    $1,154.12   $    0.00
                             16       $3,424.57       0.27664    $  947.36   $    0.00
                             17       $3,424.57       0.21314    $  729.90   $    0.00
                             18       $3,424.57       0.14616    $  500.55   $    0.00
                             19       $3,424.57       0.07529    $  257.84   $    0.00
                             20       $3,424.57       0.00000    $    0.00   $    0.00

                    EXAMPLE 2: A female, Age 55, purchases a policy with a Specified Amount of $200,000.

                    The initial Maximum Surrender Charge is computed as follows:

                    curtate net level premium =$4,996.55

                    $10 per $1000 of Specified Amount = $2,000

                    $50 per $1000 of Specified Amount = $10,000

                    The value (1.25 x $4,996.55 + $2,000) - $60 equals
                    $8,185.68. Note that $8,185.68 is less than $10,000.

                    This amount decreases as follows:

                                    INITIAL
                            YEARS   MAXIMUM                MAXIMUM     ACTUAL
                            AFTER  SURRENDER   ANNUITY    SURRENDER   SURRENDER
                            ISSUE   CHARGE      RATIO      CHARGE      CHARGE
                            -----  ---------   -------    ---------   ---------
                              0    $8,185.68   1.00000    $8,185.68   $8,125.68
                              1    $8,185.68   0.96649    $7,911.41   $7,853.42
                              2    $8,185.68   0.93185    $7,627.82   $7,571.91
                              3    $8,185.68   0.89596    $7,334.04   $7,280.28
                              4    $8,185.68   0.85871    $7,029.15   $6,977.63
                              5    $8,185.68   0.82003    $6,712.54   $6,663.34
                              6    $8,185.68   0.77986    $6,383.70   $6,336.91
                              7    $8,185.68   0.73818    $6,042.47   $4,498.64
                              8    $8,185.68   0.69496    $5,688.73   $2,823.52
                              9    $8,185.68   0.65022    $5,322.47   $1,320.86
                             10    $8,185.68   0.60387    $4,943.08   $    0.00
                             11    $8,185.68   0.55577    $4,549.39   $    0.00
                             12    $8,185.68   0.50574    $4,139.81   $    0.00
                             13    $8,185.68   0.45351    $3,712.32   $    0.00
                             14    $8,185.68   0.39881    $3,264.53   $    0.00
                             15    $8,185.68   0.34135    $2,794.21   $    0.00
                             16    $8,185.68   0.28086    $2,299.02   $    0.00
                             17    $8,185.68   0.21699    $1,776.23   $    0.00
                             18    $8,185.68   0.14933    $1,222.34   $    0.00
                             19    $8,185.68   0.07727    $  632.49   $    0.00
                             20    $8,185.68   0.00000    $    0.00   $    0.00

APPENDIX 3

                    CORRIDOR PERCENTAGES

ATTAINED AGE OF
THE INSURED                CORRIDOR
(NEAREST BIRTHDAY)        PERCENTAGE
------------------        ----------
         0-40                250%
          41                 243%
          42                 236%
          43                 229%
          44                 222%
          45                 215%
          46                 209%
          47                 203%
          48                 197%
          49                 191%
          50                 185%
          51                 178%
          52                 171%
          53                 164%
          54                 157%
          55                 150%
          56                 146%
          57                 142%
          58                 138%
          59                 134%
          60                 130%
          61                 128%
          62                 126%
          63                 124%
          64                 122%
          65                 120%
          66                 119%
          67                 118%
          68                 117%
          69                 116%
          70                 115%
          71                 113%
          72                 111%
          73                 109%
          74                 107%
         75-90               105%
          91                 104%
          92                 103%
          93                 102%
          94                 101%
         95-99               100%

APPENDIX 4

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS


                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefit Proceeds under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6%, or 12% over a period of years. However, it may fluctuate above and below those averages throughout the years shown. In that case, the actual Accumulation Values, Surrender Values and Death Benefit Proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated Premium. The illustrations also assume there are no Policy Loans or Partial Surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.



                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit Proceeds as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.75% of the daily net asset value of the Separate Account in years 1-10, 0.35% in years 11-20 and 0.20% in years 21 and later. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.86% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2001. Certain fund groups waive a portion of fund expenses or reimburse the funds for such expenses. Those waivers or reimbursements remain in effect for varying periods of time, are usually reviewed at least yearly by each fund group, and are within the fund group's control. The effect of discontinuing a waiver or reimbursement arrangement could result in higher expense levels for the affected fund, as shown in the Portfolio Expense Table. Assuming those waivers and reimbursements were discontinued, the arithmetic average would be equivalent to an annual effective rate of 0.91% of the daily net asset value of the Separate Account.



                    Considering charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at annual rates of -1.60%, 4.36% and 10.31% for years 1-10, -1.21%, 4.77% and
                    10.75% in years 11-20, and -1.06%, 4.93% and 10.92% in years
                    21 and later.


                    The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as preferred and standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefit Proceeds than those illustrated.

                    The illustrations also reflect the fact that the Company deducts a premium load of 5% from each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first fifteen Policy Years. Surrender Charges reflect, in part, age and Specified Amount, and are shown in the illustrations.

                    In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is a flat dollar charge of $15 per month in the first year. Current values reflect a current flat dollar monthly administrative expense charge of $5 (and guaranteed values, $10) in subsequent Policy Years.

                    Upon request, the Company will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.


                    The one-time administrative charge of not more than $250 for the Estate Tax Repeal Rider is not reflected in the illustrations.

                                  MALE    AGE 45    NONSMOKER
                                  PREFERRED -- $5,396 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


                        PREMIUMS
                        ACCUMULATED                                                                         SURRENDER VALUE
                           AT                  DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)      ANNUAL INVESTMENT
  END OF                5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF          RETURN OF
POLICY YEAR             PER YEAR      GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%
         --              --------     --------   --------   --------    -------    -------    --------    -------    --------

          1                 5,666     500,000    500,000     500,000      4,185      4,463       4,741          0          0
          2                11,615     500,000    500,000     500,000      6,652      7,417       8,218          0          0
          3                17,861     500,000    500,000     500,000      8,896     10,315      11,866          0          0
          4                24,420     500,000    500,000     500,000     10,914     13,147      15,698          0          0
          5                31,307     500,000    500,000     500,000     12,684     15,887      19,712          0      1,822

          6                38,538     500,000    500,000     500,000     14,198     18,518      23,916        822      5,143
          7                46,131     500,000    500,000     500,000     15,414     20,994      28,291      2,753      8,332
          8                54,103     500,000    500,000     500,000     16,305     23,275      32,828      4,383     11,354
          9                62,474     500,000    500,000     500,000     16,830     25,311      37,506      5,676     14,157
         10                71,264     500,000    500,000     500,000     16,946     27,044      42,300      6,588     16,686

         15               122,260     500,000    500,000     500,000     10,713     30,230      69,232     10,600     30,117
         20               187,345           0    500,000     500,000          0     15,876      98,241          0     15,876
         25               270,412           0          0     500,000          0          0     123,253          0          0
         30               376,429           0          0     500,000          0          0     126,701          0          0



  END OF
POLICY YEAR            GROSS 12%
         --            --------
          1                   0
          2                   0
          3                   0
          4                 969
          5               5,647
          6              10,541
          7              15,630
          8              20,906
          9              26,352
         10              31,942
         15              69,120
         20              98,241
         25             123,253
         30             126,701


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values and Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  MALE    AGE 45    NONSMOKER
                                  PREFERRED -- $5,396 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 5,666     500,000    500,000     500,000      4,185      4,463       4,741
          2                11,615     500,000    500,000     500,000      8,249      9,065       9,915
          3                17,861     500,000    500,000     500,000     12,101     13,717      15,468
          4                24,420     500,000    500,000     500,000     15,779     18,458      21,481
          5                31,307     500,000    500,000     500,000     19,303     23,311      28,020

          6                38,538     500,000    500,000     500,000     22,670     28,277      35,139
          7                46,131     500,000    500,000     500,000     25,890     33,370      42,908
          8                54,103     500,000    500,000     500,000     29,013     38,643      51,447
          9                62,474     500,000    500,000     500,000     32,099     44,169      60,901
         10                71,264     500,000    500,000     500,000     35,187     49,994      71,402

         15               122,260     500,000    500,000     500,000     48,075     82,015     142,980
         20               187,345     500,000    500,000     500,000     53,474    116,149     258,597
         25               270,412     500,000    500,000     534,192     49,094    152,533     457,210
         30               376,429     500,000    500,000     857,194     24,918    185,514     794,216


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0          97
          4              1,050      3,729       6,752
          5              5,238      9,246      13,955
          6              9,295     14,902      21,764
          7             13,229     20,708      30,247
          8             17,091     26,722      39,526
          9             20,945     33,015      49,747
         10             24,829     39,636      61,044
         15             47,963     81,903     142,868
         20             53,474    116,149     258,597
         25             49,094    152,533     457,210
         30             24,918    185,514     794,216


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values and Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $9,184 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 9,643     500,000    500,000     500,000      6,734      7,194       7,655
          2                19,769     500,000    500,000     500,000      9,570     10,798      12,087
          3                30,400     500,000    500,000     500,000     11,897     14,092      16,507
          4                41,563     500,000    500,000     500,000     13,686     17,030      20,888
          5                53,285     500,000    500,000     500,000     14,906     19,559      25,196

          6                65,592     500,000    500,000     500,000     15,496     21,597      29,368
          7                78,515     500,000    500,000     500,000     15,388     23,047      33,326
          8                92,084     500,000    500,000     500,000     14,487     23,784      36,961
          9               106,331     500,000    500,000     500,000     12,684     23,658      40,141
         10               121,291     500,000    500,000     500,000      9,863     22,508      42,717

         15               208,086           0          0     500,000          0          0      41,619
         20               318,862           0          0           0          0          0           0
         25               460,242           0          0           0          0          0           0
         30               640,683           0          0           0          0          0           0


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                  0          0           0
          5                  0          0       4,960
          6                  0      2,345      10,116
          7              1,309      8,969      19,247
          8              5,511     14,808      27,985
          9              8,298     19,272      35,755
         10              9,530     22,175      42,384
         15                  0          0      41,619
         20                  0          0           0
         25                  0          0           0
         30                  0          0           0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values and Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $9,184 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------

          1                 9,643     500,000    500,000       500,000     6,734      7,194         7,655
          2                19,769     500,000    500,000       500,000    13,227     14,568        15,965
          3                30,400     500,000    500,000       500,000    19,164     21,801        24,663
          4                41,563     500,000    500,000       500,000    24,837     29,185        34,100
          5                53,285     500,000    500,000       500,000    30,353     36,834        44,466

          6                65,592     500,000    500,000       500,000    35,638     44,684        55,786
          7                78,515     500,000    500,000       500,000    40,579     52,633        68,057
          8                92,084     500,000    500,000       500,000    45,240     60,750        81,453
          9               106,331     500,000    500,000       500,000    49,794     69,216        96,272
         10               121,291     500,000    500,000       500,000    54,422     78,228       112,847

         15               208,086     500,000    500,000       500,000    72,313    127,058       226,576
         20               318,862     500,000    500,000       500,000    78,160    180,620       418,602
         25               460,242     500,000    500,000       794,784    60,746    237,434       756,937
         30               640,683           0    500,000     1,381,710         0    289,988     1,315,915


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ----------
          1                  0          0             0
          2                  0          0             0
          3                  0          0         2,542
          4              3,645      7,993        12,908
          5             10,118     16,598        24,230
          6             16,385     25,431        36,534
          7             26,501     38,554        53,978
          8             36,264     51,774        72,477
          9             45,408     64,830        91,886
         10             54,088     77,895       112,514
         15             72,313    127,058       226,576
         20             78,160    180,620       418,602
         25             60,746    237,434       756,937
         30                  0    289,988     1,315,915


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values and Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  FEMALE    AGE 45    NONSMOKER
                                  PREFERRED -- $4,391 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1
                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 4,611     500,000    500,000     500,000      3,426      3,653       3,880
          2                 9,452     500,000    500,000     500,000      5,504      6,131       6,786
          3                14,535     500,000    500,000     500,000      7,435      8,602       9,876
          4                19,872     500,000    500,000     500,000      9,207     11,051      13,154
          5                25,476     500,000    500,000     500,000     10,814     13,468      16,633

          6                31,361     500,000    500,000     500,000     12,243     15,840      20,323
          7                37,539     500,000    500,000     500,000     13,488     18,155      24,237
          8                44,027     500,000    500,000     500,000     14,532     20,393      28,384
          9                50,839     500,000    500,000     500,000     15,350     22,523      32,763
         10                57,991     500,000    500,000     500,000     15,941     24,535      37,398

         15                99,489     500,000    500,000     500,000     15,838     33,311      67,004
         20               152,452     500,000    500,000     500,000      8,186     36,624     110,019
         25               220,048           0    500,000     500,000          0     24,522     172,220
         30               306,320           0          0     500,000          0          0     267,449


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                  0          0         587
          5                  0      1,464       4,629
          6                824      4,421       8,904
          7              2,676      7,344      13,425
          8              4,352     10,213      18,203
          9              5,826     12,999      23,239
         10              7,099     15,693      28,556
         15             15,743     33,216      66,909
         20              8,186     36,624     110,019
         25                  0     24,522     172,220
         30                  0          0     267,449


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values and Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  FEMALE    AGE 45    NONSMOKER
                                  PREFERRED -- $4,391 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 4,611     500,000    500,000     500,000      3,426      3,653       3,880
          2                 9,452     500,000    500,000     500,000      6,837      7,506       8,203
          3                14,535     500,000    500,000     500,000     10,038     11,368      12,808
          4                19,872     500,000    500,000     500,000     13,063     15,270      17,758
          5                25,476     500,000    500,000     500,000     15,949     19,251      23,129

          6                31,361     500,000    500,000     500,000     18,738     23,356      29,005
          7                37,539     500,000    500,000     500,000     21,445     27,605      35,457
          8                44,027     500,000    500,000     500,000     24,091     32,025      42,566
          9                50,839     500,000    500,000     500,000     26,706     36,653      50,430
         10                57,991     500,000    500,000     500,000     29,298     41,508      59,139

         15                99,489     500,000    500,000     500,000     40,629     68,644     118,800
         20               152,452     500,000    500,000     500,000     47,708     99,459     215,995
         25               220,048     500,000    500,000     500,000     49,089    134,648     381,134
         30               306,320     500,000    500,000     710,135     40,387    172,322     663,678


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                495      2,702       5,191
          5              3,945      7,247      11,125
          6              7,319     11,937      17,586
          7             10,633     16,794      24,646
          8             13,911     21,845      32,385
          9             17,182     27,129      40,906
         10             20,456     32,666      50,297
         15             40,534     68,549     118,705
         20             47,708     99,459     215,995
         25             49,089    134,648     381,134
         30             40,387    172,322     663,678


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values and Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $7,260 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 7,623     500,000    500,000     500,000      4,997      5,351       5,705
          2                15,627     500,000    500,000     500,000      7,918      8,878       9,883
          3                24,032     500,000    500,000     500,000     10,592     12,358      14,292
          4                32,856     500,000    500,000     500,000     13,033     15,802      18,972
          5                42,122     500,000    500,000     500,000     15,230     19,195      23,942

          6                51,851     500,000    500,000     500,000     17,158     22,509      29,211
          7                62,067     500,000    500,000     500,000     18,760     25,681      34,754
          8                72,793     500,000    500,000     500,000     19,959     28,625      40,528
          9                84,055     500,000    500,000     500,000     20,650     31,224      46,459
         10                95,881     500,000    500,000     500,000     20,755     33,382      52,499

         15               164,493     500,000    500,000     500,000     11,698     36,382      86,057
         20               252,062           0    500,000     500,000          0     13,298     121,025
         25               363,824           0          0     500,000          0          0     136,469
         30               506,463           0          0     500,000          0          0      71,155


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                  0          0       1,465
          5                  0      2,471       7,218
          6              1,248      6,599      13,301
          7              7,131     14,052      23,125
          8             12,552     21,218      33,120
          9             17,035     27,609      42,844
         10             20,480     33,107      52,224
         15             11,698     36,382      86,057
         20                  0     13,298     121,025
         25                  0          0     136,469
         30                  0          0      71,155


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values and Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $7,260 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------

          1                 7,623     500,000    500,000       500,000     4,997      5,351         5,705
          2                15,627     500,000    500,000       500,000     9,837     10,856        11,920
          3                24,032     500,000    500,000       500,000    14,459     16,460        18,634
          4                32,856     500,000    500,000       500,000    18,926     22,230        25,965
          5                42,122     500,000    500,000       500,000    23,208     28,142        33,950

          6                51,851     500,000    500,000       500,000    27,390     34,287        42,745
          7                62,067     500,000    500,000       500,000    31,474     40,679        52,441
          8                72,793     500,000    500,000       500,000    35,461     47,330        63,137
          9                84,055     500,000    500,000       500,000    39,249     54,150        74,840
         10                95,881     500,000    500,000       500,000    42,806     61,115        87,634

         15               164,493     500,000    500,000       500,000    58,728    100,881       176,874
         20               252,062     500,000    500,000       500,000    69,163    147,913       327,041
         25               363,824     500,000    500,000       618,356    66,420    199,767       588,911
         30               506,463     500,000    500,000     1,080,901    37,649    252,986     1,029,430


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ----------
          1                  0          0             0
          2                  0          0             0
          3                  0          0           373
          4              1,419      4,723         8,458
          5              6,485     11,418        17,227
          6             11,480     18,377        26,835
          7             19,845     29,050        40,812
          8             28,053     39,922        55,729
          9             35,634     50,535        71,225
         10             42,531     60,840        87,359
         15             58,728    100,881       176,874
         20             69,163    147,913       327,041
         25             66,420    199,767       588,911
         30             37,649    252,986     1,029,430


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values and Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  PROSPECTUS 2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

HOME OFFICE LOCATION:               ADMINISTRATIVE OFFICE
1300 SOUTH CLINTON STREET           PERSONAL SERVICE CENTER MVLI
P.O. BOX 1110                       350 CHURCH STREET
FORT WAYNE, INDIANA 46802           HARTFORD, CT 06103-1106
(800) 454-6265                      (800) 444-2363

--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

    This Prospectus describes Lincoln VUL(CV)-II featuring the Elite Series of Funds, a flexible premium variable universal life insurance contract (the "Policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", "Company", "we", "us", "our").

    The Policy features include: flexible premium payments; a choice of one of three death benefit options; a choice of underlying investment options.


    It may not be advantageous to replace existing insurance or an annuity contract or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds, furnished with this Prospectus, should be read carefully to understand the Policy being offered.



    You may allocate net premiums to the Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"). Each Sub-Account invests in Funds offered through the following:



                - AIM VARIABLE INSURANCE FUNDS



                - ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.



                - AMERICAN FUNDS INSURANCE SERIES



                - DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND)



                - FIDELITY VARIABLE INSURANCE PRODUCTS



                - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



                - JANUS ASPEN SERIES



                - LINCOLN NATIONAL FUNDS



                - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST



                - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST



                - PUTNAM VARIABLE TRUST



                - SCUDDER VIT FUNDS (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT
                  FUNDS TRUST)



    Refer to the "Funds" section in this Prospectus for detail on the particular Funds offered in each Sub-Account.


TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES, AND THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE SUCH OFFER AND SALE ARE LAWFUL.


                         PROSPECTUS DATED: MAY 1, 2002

                               TABLE OF CONTENTS


CONTENTS                                  PAGE
--------                                  ----
HIGHLIGHTS............................       3
  Initial Choices To Be Made..........       3
  Death Benefit.......................       4
  Amount of Premium Payment...........       4
  Selection of Funding Vehicles.......       4
  Insurance Charges and Fees..........       5
  Fund Expenses.......................       6
  Changes in Specified Amount.........       8
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
 THE GENERAL ACCOUNT..................       8
BUYING VARIABLE LIFE INSURANCE........      10
  Replacements........................      11
APPLICATION...........................      11
OWNERSHIP.............................      12
BENEFICIARY...........................      12
THE POLICY............................      12
  Policy Specifications...............      13
PREMIUM FEATURES......................      13
  Planned Premiums; Additional
   Premiums...........................      13
    Limits on Right to Make Payments
     of Additional and Planned
     Premiums.........................      14
    Premium Load; Net Premium
     Payment..........................      14
RIGHT-TO-EXAMINE PERIOD...............      14
TRANSFERS AND ALLOCATION AMONG
 ACCOUNTS.............................      15
  Allocation of Net Premium
   Payments...........................      15
  Transfers...........................      15
  Limits on Frequent Transfers........      15
  Optional Sub-Account Allocation
   Programs...........................      16
    Dollar Cost Averaging.............      16
    Automatic Rebalancing.............      17
POLICY VALUES.........................      17
  Valuation -- Fixed Account and
   Separate Account...................      17
  Allocation of Premium Payments to
   Separate Account...................      17
  Fixed Account and Loan Account
   Value..............................      18
  Accumulation Value..................      18
  Net Accumulation Value..............      19
FUNDS.................................      19
  Substitution of Securities..........      23
  Voting Rights.......................      24
  Fund Participation Agreements.......      24
CHARGES AND FEES......................      24
  Premium Charge......................      24
  Deductions Made Monthly.............      24
    Monthly Deduction.................      25
    Cost of Insurance Charge..........      25
  Mortality and Expense Risk Charge...      25
  Surrender Charges...................      26
  Reduction of Charges -- Purchases on
   a Case Basis.......................      27
  Transaction Fee for Excess
   Transfers..........................      27
DEATH BENEFITS........................      27
  Death Benefit Options...............      27
  Changes in Death Benefit Options and
   Specified Amount...................      28



CONTENTS                                  PAGE
--------                                  ----
  Federal Income Tax Definition of
   Life Insurance.....................      29
NOTICE OF DEATH OF INSURED............      30
PAYMENT OF DEATH BENEFIT PROCEEDS.....      30
  Settlement Options..................      30
POLICY LIQUIDITY......................      31
  Policy Loans........................      31
  Partial Surrender...................      32
  Surrender of the Policy.............      33
    Surrender Value...................      33
  Deferral of Payment and Transfers...      33
ASSIGNMENT; CHANGE OF OWNERSHIP.......      33
LAPSE AND REINSTATEMENT...............      34
  Lapse of a Policy...................      34
  No Lapse Provision..................      34
  Reinstatement of a Lapsed Policy....      35
COMMUNICATIONS WITH LINCOLN LIFE......      35
  Proper Written Form.................      35
  Receipt of Written Communications...      36
  Telephone and Other Electronic
   Communications.....................      36
OTHER POLICY PROVISIONS...............      37
  Issuance............................      37
  Date of Coverage....................      37
  Incontestability....................      37
  Misstatement of Age or Gender.......      37
  Suicide.............................      37
  Nonparticipating Policies...........      37
  Riders..............................      37
TAX ISSUES............................      39
  Taxation of Life Insurance Contracts
   in General.........................      39
  Policies Which Are MECs.............      41
  Policies Which Are Not MECs.........      41
  Other Considerations................      42
  Tax Status of Lincoln Life..........      43
FAIR VALUE OF THE POLICY..............      43
DIRECTORS AND OFFICERS OF LINCOLN
 LIFE.................................      43
DISTRIBUTION OF POLICIES..............      45
CHANGES OF INVESTMENT POLICY..........      45
STATE REGULATION......................      46
REPORTS TO OWNERS.....................      46
ADVERTISING...........................      46
LEGAL PROCEEDINGS.....................      47
EXPERTS...............................      47
REGISTRATION STATEMENT................      47
APPENDIX 1: GUARANTEED MAXIMUM COST OF
 INSURANCE RATES......................      48
APPENDIX 2: ILLUSTRATION OF MAXIMUM
 SURRENDER CHARGES....................      49
APPENDIX 3: CORRIDOR PERCENTAGES......      51
APPENDIX 4: ILLUSTRATIONS OF
 ACCUMULATION VALUES, SURRENDER VALUES
 AND DEATH BENEFIT PROCEEDS...........      52
FINANCIAL STATEMENTS..................
  Separate Account 12/31/01...........     M-1
  Lincoln Life 12/31/01...............     S-1

HIGHLIGHTS

                    This section is an overview of key Policy features. Your Policy is a flexible premium variable life insurance policy under which flexible premium payments are permitted and the Death Benefit and Policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:

                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.


                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select. Review this Prospectus and the Funds Prospectus to achieve a clear understanding of any fund you are considering.


                    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These policies also provide values that vary in accordance with the investment experience of a separate account of Lincoln Life.

                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. Lincoln Life reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.

                    The state in which your policy is issued will govern whether or not certain features, charges and fees will be allowed in your Policy. You should refer to your Policy contract for these state specific provisions.

                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:

                    1) one of the three Death Benefit Options;
                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.


                    You may also choose from several Riders offered for this Policy. These may alter the benefits or charges in the Policy. They may vary by issue state, and may have tax consequences to you. See page 37

                    DEATH BENEFIT

                    The Death Benefit is the amount Lincoln pays to the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date on which the Insured died.

                    When you purchase your Policy, you must choose one of three Death Benefit Options:


                    1) the Specified Amount (as explained in the DEATH BENEFITS Section on Page 27), as found on the Policy's Specification Page; or



                    2) the sum of the Specified Amount and the Net Accumulation Value (as explained in the Policy Values Section on Page 17 and the Net Accumulation Value Section on Page 19); or



                    3) the sum of the Specified Amount and the Accumulated Premiums (all premiums paid minus the Cumulative Policy Factor (as defined in the Death Benefits Options Section on Page 27), if that Factor is elected).



                    If you choose Death Benefit Option 1 or 2, you may also choose a "No Lapse Provision". See page 34.


                    If you have borrowed against your Policy or surrendered a portion of your Policy, your Initial Death Benefit will be reduced by the Loan Account balance and any surrendered amount.

                    AMOUNT OF PREMIUM PAYMENT


                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described on page 14.



                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, and the No Lapse Provision is not in effect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the cost of insurance (see page 25) increase as the Insured gets older.



                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, and the No Lapse Provision is not in effect, you may apply to reinstate your Policy. However, the Policy will not lapse if, on each Monthly Anniversary while the No Lapse Provision is in effect, the Owner has met the No Lapse Premium Requirement. See page 34.



                    When you first receive your Policy you will have 10 days to review it. [Some states allow more than 10 days.] Refer to your Policy contract. This is called the "Right-to-Examine" period. Use this time to review your Policy and make sure it meets your needs. Depending upon the state of issue of your Policy, your Initial Premium Payment, net of charges and fees, will either be deposited in the Money Market Sub-Account, or invested directly into the fund(s) you have selected. If you then decide you do not want your Policy, we will refund either Premium Payments made, or the Accumulation Value (plus any charges and fees), again depending on the state of issue of your Policy. See page 14.


                    SELECTION OF FUNDING VEHICLES

                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you assume all the investment risk on that money. This means that if the fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. Each fund has its own investment objective. You should review each fund's Prospectus before making your decision.


                    You must choose the Sub-Accounts in which you want to place each Net Premium Payment. The Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 19.


                    You may also use Lincoln Life's Fixed Account to fund your Policy. Net Premium payments put into the Fixed Account:

                     - become part of Lincoln Life's General Account;
                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.


                    Interest beyond 4% is credited at Lincoln Life's discretion. For additional information on the Fixed Account, see page 10.


                    INSURANCE CHARGES AND FEES

                    Lincoln Life may profit from any of these charges, including the mortality and expense risk and cost of insurance charges, and may use the profit for any purpose, including covering shortfalls from other charges.

                    We deduct a premium charge of 5% from each Premium Payment. We make Monthly Deductions for administrative expenses (currently, $15 per month for the first Policy Year and $5 per month afterwards, guaranteed not to exceed $10 after the first Policy Year) along with the Cost of Insurance and any riders that are placed on your Policy. We make daily charges against the Separate Account for mortality and expense risk. This charge is guaranteed at an annual rate of 0.75% for Policy Years 1-10, 0.35% for Policy Years 11-20 and 0.20% for Policy Years 21 and beyond.

                    Each Fund has its own management fee charge, also deducted daily. Each Fund's expense levels will affect its investment results. The table on page 6 shows you the current expense levels for each Fund.

                    Each Policy Year you may make 12 transfers between funding options without charge. Beyond 12, a $25 fee may apply.


                    You may borrow within described limits against the Policy. You may surrender the Policy totally or withdraw part of its value. Depending on the amount of premium you pay, there may be little, or no, cash value in your Policy to borrow or surrender in the early years.



                    The Surrender Charge is the amount retained by us if you totally surrender your Policy in up to the first 15 Policy Years. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn, not to exceed $25. The length of the surrender charge period varies based on the age at the date of issue or of increase in Specified Amount. The maximum Surrender Charge will never exceed $54.00 per $1,000 of Specified Amount. See page 26.



                    If you borrow against your Policy, interest will be charged to the Loan Account Value. The annual interest rate is 5% in years 1-10, 4% in years 11+. Lincoln Life will credit 4% interest on the Loan Account Value in all years. See page 31.



                    Charges and fees may be reduced in some circumstances where Policies are purchased by corporations and other groups or sponsoring organizations on a case basis. See page 27.

                    FUND EXPENSES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts. Future Fund expenses will vary.

                            PORTFOLIO EXPENSE TABLE


                                                                                                                     TOTAL FUND
                                                                              TOTAL ANNUAL FUND                       OPERATING
                                                                              OPERATING EXPENSES                    EXPENSES WITH
                                        MANAGEMENT                  OTHER     WITHOUT WAIVERS OR   TOTAL WAIVERS     WAIVERS AND
                 FUND                     FEES(1)     12(B)1 FEE   EXPENSES       REDUCTIONS       AND REDUCTIONS    REDUCTIONS
--------------------------------------  -----------   ----------   --------   ------------------   --------------   -------------
AIM V.I. Growth Fund (Series I) (2)...     0.62%          N/A        0.26%           0.88%               N/A            0.88%
AIM V.I. International Growth Fund
  (Series I) (2)......................     0.73           N/A        0.32            1.05                N/A            1.05
AIM V.I. Premier Equity Fund
  (Series I)..........................     0.60           N/A        0.25            0.85                N/A            0.85
Alliance VPS AllianceBernstein Small
  Cap Value Portfolio (Class A) (3)...     1.00           N/A        1.65            2.65              (1.45%)          1.20
Alliance VPS Growth and Income
  Portfolio (Class A).................     0.63           N/A        0.04            0.67                N/A            0.67
Alliance VPS Premier Growth Portfolio
  (Class A)...........................     1.00           N/A        0.04            1.04                N/A            1.04
Alliance VPS Technology Portfolio
  (Class A)...........................     1.00           N/A        0.08            1.08                N/A            1.08
AFIS Global Small Capitalization Fund
  (Class 2)...........................     0.80          0.25%       0.03            1.08                N/A            1.08
AFIS Growth Fund (Class 2)............     0.37          0.25        0.01            0.63                N/A            0.63
AFIS Growth -- Income Fund
  (Class 2)...........................     0.33          0.25        0.02            0.60                N/A            0.60
AFIS International Fund (Class 2).....     0.55          0.25        0.06            0.86                N/A            0.86
Delaware VIP High Yield
  Series (Standard Class) (4).........     0.65           N/A        0.14            0.79                N/A            0.79
Delaware VIP Large Cap Value
  Series (Standard Class) (5).........     0.65           N/A        0.08            0.73              (0.05)           0.68
Delaware VIP REIT SeriesStandard
  Class (6)...........................     0.75           N/A        0.14            0.89                N/A            0.89
Delaware VIP Small Cap Value
  Series (Standard Class) (7).........     0.75           N/A        0.11            0.86                N/A            0.86
Delaware VIP Trend Series(Standard
  Class) (8)..........................     0.74           N/A        0.16            0.90                N/A            0.90
Delaware VIP U. S. Growth
  Series (Standard Class).............     0.65           N/A        0.21            0.86              (0.06)           0.80
Fidelity VIP Contrafund Portfolio
  (Service Class) (9).................     0.58          0.10        0.10            0.78                N/A            0.78
Fidelity VIP Equity-Income Portfolio
  (Service Class) (9).................     0.48          0.10        0.10            0.68                N/A            0.68
Fidelity VIP Growth Portfolio (Service
  Class) (9)..........................     0.58          0.10        0.10            0.78                N/A            0.78
Fidelity VIP Overseas Portfolio
  (Service Class) (9).................     0.73          0.10        0.20            1.03                N/A            1.03
FTVIP Franklin Small Cap Fund
  (Class 1) (10)......................     0.53           N/A        0.31            0.84              (0.08)           0.76
FTVIP Templeton Growth Securities Fund
  (Class 1) (11)......................     0.80           N/A        0.05            0.85                N/A            0.85
Janus AS Aggressive Growth Portfolio
  (Service Shares)....................     0.65          0.25        0.02            0.92                N/A            0.92
Janus AS Balanced Portfolio(Service
  Shares).............................     0.65          0.25        0.01            0.91                N/A            0.91
Janus AS Worldwide Growth Portfolio
  (Service Shares)....................     0.65          0.25        0.04            0.94                N/A            0.94
LN Aggressive Growth Fund, Inc........     0.72           N/A        0.09            0.81                N/A            0.81
LN Bond Fund, Inc.....................     0.42           N/A        0.11            0.53                N/A            0.53
LN Capital Appreciation Fund, Inc.....     0.72           N/A        0.06            0.78                N/A            0.78
LN Global Asset Allocation
  Fund, Inc...........................     0.73           N/A        0.23            0.96                N/A            0.96
LN International Fund, Inc............     0.84           N/A        0.15            0.99                N/A            0.99
LN Money Market Fund, Inc.............     0.45           N/A        0.09            0.54                N/A            0.54
LN Social AwarenessFund, Inc..........     0.34           N/A        0.06            0.40                N/A            0.40
MFS-Registered Trademark- VIT Capital
  Opportunities Series(Initial Class)
  (12,13).............................     0.75           N/A        0.21            0.96              (0.05)           0.91
MFS-Registered Trademark- VIT Emerging
  Growth Series (Initial Class) (12)..     0.75           N/A        0.12            0.87                N/A            0.87
MFS-Registered Trademark- VIT Total
  Return Series (Initial Class)
  (12)................................     0.75           N/A        0.14            0.89                N/A            0.89
MFS-Registered Trademark- VIT
  Utilities Series (Initial Class)
  (12)................................     0.75           N/A        0.18            0.93                N/A            0.93
Neuberger Berman AMT Mid-Cap Growth
  Portfolio...........................     0.84           N/A        0.07            0.91                N/A            0.91
Neuberger Berman AMT Regency Portfolio
  (14,15).............................     0.85           N/A        0.84            1.69              (0.19)           1.50
Putnam VT Growth & Income Fund
  (Class IB)..........................     0.46          0.25        0.05            0.76                N/A            0.76
Putnam VT Health Sciences Fund
  (Class IB)..........................     0.70          0.25        0.09            1.04                N/A            1.04
Scudder VIT --
  EAFE-Registered Trademark- Equity
  Index Fund (16).....................     0.45           N/A        0.36            0.81              (0.16)           0.65
Scudder VIT Equity 500 Index Fund
  (16)................................     0.20           N/A        0.11            0.31              (0.01)           0.30
Scudder VIT Small Cap Index Fund
  (16)................................     0.35           N/A        0.28            0.63              (0.18)           0.45

------------------------------


(1) Certain of the Portfolios advisers reimburse the company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors. Some advisers pay higher fees than others.



(2) Effective May 1, 2002 the following Funds' names will change from AIM V.I. International Equity Fund and AIM V.I. Value Fund to AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively.



(3) For the period May 1, 2001 through April 30, 2002, the Adviser waived and/or reimbursed certain expenses of the Portfolio. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses were 0.00%, 0.00%, 0.95% and 0.95% respectively. Effective May 1, 2002, the adviser has voluntarily agreed to waive and/or reimburse certain expenses of the AllianceBernstein Small Cap Value Portfolio to the extent that total expenses will not exceed 1.20%. Without the waiver/reimbursement, the estimated Management Fees, 12b-1 Fees, Other Expenses and Total Expenses for the Small Cap Value Portfolio would be 1.00%, 0.00%, 1.65% and 2.65% respectively.



(4) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



(5) The investment advisor for the Delaware VIP Large Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
      0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.



(6) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
      0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(7) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
      0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(8) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.90% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
      0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(9) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.



(10) The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction the total annual fund operating expense would be 0.84%.



(11)  The Fund administration fee is paid indirectly through the management fee.



(12) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would be lower for certain series and would equal: 0.86% for Emerging Growth Series; 0.90% for Capital Opportunities Series; 0.88% for Total Return Series; and 0.92% for Utilities Series.



(13) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversee the series.



(14) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI (except with respect to Mid-Cap Growth) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Regency Portfolio. Absent such reimbursement, Total Annual Expenses for the year ended December 31, 2001 would have been 1.69% for the Regency Portfolio. The expense reimbursement arrangements for the Regency Portfolio is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



(15) The Regency Portfolio commenced operations in August 2001; the expense figures for this Portfolio is estimated.



(16) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund, 0.35% of the average daily net assets of the Small Cap Index Fund and 0.45% of the average daily net assets of the EAFE Equity Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund, 0.45% for the Small Cap Index Fund and 0.65% for the EAFE Equity Index Fund. Without the reimbursement to the funds for the year ended December 31, 2001, total expenses would have been 0.31% for the Equity 500 Index Fund, 0.63% for the Small Cap Fund and 0.81% for the EAFE Equity Index Fund. These reimbursements will be terminated no earlier than December 31, 2002.


                    CHANGES IN SPECIFIED AMOUNT

                    The Inital Specified Amount, chosen by the Policy Owner, is the initial Death Benefit.


                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Such changes will affect other aspects of your Policy. See page 28.



                    If your needs should call for you to increase or decrease your Specified Amount at any time, discuss with your financial adviser the appropriateness of this action and of buying the additional coverage in another type of insurance.


LINCOLN LIFE, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT


                    The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

                    On December 7, 2001, LNC sold its life reinsurance business to Swiss Re Life & Health America, Inc. (Swiss Re). This sale included the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also included the sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries: Lincoln National Reassurance Company and Lincoln National Health and Casualty Insurance Company, Indiana insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. (See Note 9 of the Statutory-Basis financial statements of Lincoln Life for additional information regarding the sale.)



                    Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets in excess of $96 billion and annual consolidated revenues of over $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, institutional investment management and financial planning and advisory services.


                    Lincoln Life Flexible Premium Variable Life Account M ("Account M") is a "separate account" of the company established on December 2, 1997. Under Indiana law, the assets of Account M attributable to the Policies, though our property, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy our obligations under the Policies. Account M income, gains, and losses are credited to or charged against Account M without regard to our other income, gains, or losses. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account M's or our management, investment practices, or policies. We have numerous other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                    Account M is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day, (any day on which the New York Stock Exchange is open) Net Premium Payments allocated to Account M will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account M are raised by selling Fund shares at net asset value.

                    The Funds and their investment objectives, which they may or may not achieve, are described in FUNDS. More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and in compliance with regulatory requirements if, in our sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.


                    We have assigned full-time staff devoted to the development of Business Continuity Plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We will conduct tests of our capabilities and plans.



                    In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a Policyholder's account. This means we could refuse to honor requests for transfer, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Policyholder, and held in that account until instructions are received from the appropriate Regulator.


BUYING VARIABLE LIFE INSURANCE

                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-averse or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.

                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages. A parent or grandparent may find a policy on the life of a child or grandchild a useful gifting opportunity over a period of years and the basis of an investment program for the donee. A business may be able to use a Policy to fund non-qualified executive compensation or business continuation plans.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. The No Lapse Provision may help to assure a death benefit even if investment results are unfavorable.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of funding options available, it is possible to fine tune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract" (see TAX ISSUES), an Owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see DEATH BENEFITS). The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    There are costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs), as is true with investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 4) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS


                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy or annuity contract, an applicant should consider a number of factors to determine whether doing so is in his or her best interest. Will any commission be paid to an agent or any other person with respect to the replacement? Is coverage and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. How much of the surrender charge period under your old policy has elapsed? (Your Policy with us will have a new surrender charge period.) Will the surrender charges under this Policy be lower or higher than under the old Policy? The insurance risk under your Policy with us will not start until the prior policy has been deemed surrendered. If you buy this Policy you should consider these and similar matters before deciding to replace this Policy or to withdraw funds from it.


APPLICATION

                    Any person who wants to buy a Policy must first complete an application on a form provided by Lincoln Life.

                    A completed application identifies the prospective Insured and provides sufficient information about the prospective insured to permit Lincoln Life to begin underwriting the risks under the Policy. We require a medical history and examination of the Insured. Lincoln Life may decline to provide insurance, or it may place the Insured into a special underwriting category (these include preferred, non-smoker standard, smoker standard, non-smoker substandard and smoker substandard). The amount of the Cost of Insurance deducted monthly from the Policy value after issue varies among the underwriting categories as well as by Age and, in most states, gender of the Insured.

                    The applicant will initially select the Beneficiary or Beneficiaries who are to receive Death Benefit Proceeds, the initial face amount (the "Initial Specified Amount") of the Death Benefit and which of three methods of computing the Death Benefit is to be used. (See DEATH BENEFITS, Death Benefit Options). The applicant will also indicate both the frequency and amount of Premium Payments, (see PREMIUM FEATURES), and how Policy values are initially to be allocated among the available funding options following the expiration of the Right-to-Examine Period. (See RIGHT-TO-EXAMINE PERIOD).

OWNERSHIP

                    The Owner is the person or persons named as "Owner" in the application, and on the Date of Issue will usually be identified as "Owner" in the Policy Specifications. If no person is identified as Owner in the Policy Specifications, then the Insured is the Owner. The person or persons designated to be Owner of the Policy must have, or hold legal title for the sole benefit of a person who has, an "insurable interest" in the life of the Insured under applicable state law. The Owner may be the Insured, or any other natural person or non-natural entity.

                    The Owner is entitled to exercise rights under the Policy so long as the Insured is living. These rights include the power to select the Beneficiary and the Death Benefit Option. The Owner generally also has the right to request policy loans, make partial surrenders or surrender the Policy. The Owner may also name a new owner, assign the Policy or agree not to exercise all of the Owner's rights under the Policy.

                    If the Owner predeceases the Insured, the Owner's rights in the Policy will belong to the Owner's estate, unless otherwise specified to Lincoln Life.

BENEFICIARY

                    The Beneficiary is designated by the Owner or the Applicant and is the person who will receive the Death Benefit proceeds payable under the Policy. The person or persons named in the application as "Beneficiary" are the Beneficiaries of the Death Benefit under the Policy. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to Lincoln Life.

                    Except when Lincoln Life has acknowledged an assignment of the Policy or an agreement not to change the Beneficiary, the Owner may change the Beneficiary at any time while the Insured is living. Any request for a change in the Beneficiary must be in a written form satisfactory to Lincoln Life and submitted to Lincoln Life. Unless the Owner has reserved the right to change the Beneficiary, such a request must be signed by both the Owner and the Beneficiary. When Lincoln Life has recorded the change of Beneficiary, it will be effective as of the date of signature or, if there is no such date, the date recorded. No change of Beneficiary will affect or prejudice Lincoln Life as to any payment made or action taken by Lincoln Life before it was recorded.

                    If any Beneficiary dies before the Insured, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to Lincoln Life. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to the Owner or the Owner's executor, administrator or assignee.

THE POLICY

                    The Policy is the life insurance contract described in the Prospectus. The Date of Issue is the date on which we begin life insurance coverage under a Policy. A Policy Year is each twelve month period, beginning with the Date of Issue, during which the Policy is in effect. The Policy Anniversary is the day of the year the Policy was issued.

                    On issuance, a life insurance contract will be delivered to the Owner. The Owner should promptly review the Policy to confirm that it sets forth the features specified in the application. The ownership and other options set forth in the Policy are registered, and may be transferred, solely on Lincoln Life's books and records. Mere possession of the Policy does not imply ownership rights. If the Owner loses the Policy, Lincoln Life will issue a replacement on request. Lincoln Life may impose a Policy replacement fee.

                    POLICY SPECIFICATIONS

                    The Policy includes a "Policy Specifications" page, with supporting schedules, stating Policy information including the identity of the Owner, the Date of Issue, the Initial Specified Amount, the Death Benefit Option selected, the Insured, the Issue Age, the Beneficiary, the initial Premium Payment, the Surrender Charges, Expense Charges and Fees, Guaranteed Maximum Cost of Insurance Rates, and the No Lapse Premium.

PREMIUM FEATURES

                    The Owner may select and vary the frequency and the amount of Premium Payments and the allocation of Net Premium Payments. After the Initial Premium Payment is made there is no minimum premium required, except to maintain the No Lapse Provision. (See LAPSE AND REINSTATEMENT No Lapse Provision). The initial Premium Payment is due on the Effective Date (the date on which the initial premium is applied to the Policy) and must be equal to or exceed the amount necessary to provide for two Monthly Deductions. If the Insured is still living upon the Policy anniversary that coincides with the attainment of Age 100, and the Policy has not been surrendered, there are certain changes under the Policy. Lincoln Life will no longer accept Premium Payments. Lincoln Life will make no further monthly deductions. Policy Values held in the Separate Account will be transferred to the Fixed Account. Lincoln Life will no longer transfer amounts to the Sub-Accounts. The Policy will remain in force until surrender or the Insured's Death.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    "Planned Premiums" are the amount of premium (as shown in the Policy Specifications) the Applicant chooses to pay Lincoln Life on a scheduled basis. This is the amount for which we send a premium reminder notice.

                    Any subsequent Premium Payments ("Additional Premiums") must be sent directly to the Administrative Office. Additional Premiums will be credited only when actually received by Lincoln Life. Premium Payments may be billed annually, semiannually, or quarterly. Pre-authorized automatic Additional Premium Payments can also be arranged at any time.

                    Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. We may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

                    Unless specifically otherwise directed, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy lapse) will be applied first to reduce Policy indebtedness. There is no premium load on such payments to the extent applied to reduce indebtedness.

                    LIMITS ON RIGHT TO MAKE PAYMENTS OF ADDITIONAL AND PLANNED PREMIUMS

                    The Owner may increase Planned Premiums, or pay Additional Premiums, subject to the following limitations and Lincoln Life's right to limit the amount or frequency of Additional Premiums.

                    Lincoln Life may require evidence of insurability if any payment of Additional Premium (including Planned Premium) would increase the difference between the Death Benefit and the Accumulation Value. If Lincoln Life is unwilling to accept the risk, the increase in premium will be refunded without interest and without participation of such amounts in any underlying investment.

                    Lincoln Life may also decline any Additional Premium (including Planned Premium) or a portion thereof that would result in total Premium Payments exceeding the maximum limitation for life insurance under federal tax laws. The excess amount would be returned.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    Lincoln Life deducts 5% from each Premium Payment. This amount, sometimes referred to as "premium load," covers certain Policy-related state tax and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The Premium Payment, net of the premium load, is called the "Net Premium Payment."

RIGHT-TO-EXAMINE PERIOD

                    A Policy may be returned to Lincoln Life for cancellation on or before 10 days after delivery to the Owner (or a greater number of days if required by your state). This is called the Right-to-Examine Period. If the Policy is returned for cancellation within the Right-To-Examine Period, depending on the state of issue of your Policy, we will refund to you either all Premium Payments, or the Accumulation Value (plus any charges and fees.) However, if a Premium Payment was made by check, there may be a delay until the check clears.


                    If your issue state is one that requires return of Premium Payments, your Initial Premium Payment received by Lincoln Life, net of charges and fees, will be allocated to the Money Market Sub-Account on the Date of Issue. Typically 10 days (may be greater depending upon the issue state) from the Date of Issue, your Money Market Sub-Account value will be automatically allocated among the Sub-Accounts and the Fixed Account as designated by the Owner. If your Policy has been backdated, your Net Premium Payment may be allocated directly into the Sub-Accounts you have selected. Please consult your Registered Representative or Lincoln Life's Administrative Office for the exact number of days before your funds will be moved from the Money Market Sub-Account. In either case, if the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments made.



                    If your issue state is one that provides for return of Accumulation Value, your Initial Premium Payment received by Lincoln Life, net of charges and fees, will be allocated directly among the Sub-Accounts and the Fixed Account as designated by the Owner. If the Policy is returned for cancellation within the Right-to-Examine Period, we will return the Accumulation Value, plus any charges and fees, as of the date the returned Policy is received at Lincoln Life.


TRANSFERS AND ALLOCATION AMONG ACCOUNTS

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The allocation of Net Premium Payments among the Fixed Account and Sub-Accounts may be set forth in the application. An Owner may change the allocation of Net Premium Payments among the Fixed and Variable Sub-Accounts at any time. The amount allocated to any Sub-Account must be in whole percentages and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2,500. Lincoln Life, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

                    TRANSFERS

                    The Owner may make transfers among the Sub-Accounts, on the terms set forth below, at any time before the Insured reaches Age 100. The Owner should carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.


                    Transfer of amounts from one Sub-Account to another or from the Sub-Accounts to the Fixed Account are possible at any time. Within 30 days after each anniversary of the Date of Issue, the Owner may transfer up to 20% of the Fixed Account Value (as of the preceding anniversary of the Date of Issue) to one or more Sub-Accounts. The cumulative amount of transfers from the Fixed Account within any such 30 day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge. Lincoln Life reserves the right to impose a $25 fee for each transfer request in excess of 12 in any Policy Year. Lincoln Life may further limit transfers from the Fixed Account at any time.



                    Transfers must be made in proper written form, unless the Owner has given written authorization to Lincoln Life to accept telephone transactions. Authorization to engage in telephone transactions and permitted telephone transactions must be made in accordance with the procedures described in COMMUNICATIONS WITH LINCOLN LIFE. You may also send your request by facsimile to the Administrative Office. Written transfer requests or adequately authenticated telephone transfer requests received at the Administrative Office by the close of the New York Stock Exchange (usually 4:00 PM
                    ET) on a Valuation Day will be effective as of that day. Otherwise, requests will be effective as of the next Valuation Day.



                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after the Administrative Office receives a request in proper written form or adequately authenticated telephone transfer requests.



                    LIMITS ON FREQUENT TRANSFERS



                    The Policy is not designed to serve as a vehicle for frequent trading, in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a Fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect Fund performance through asset swings that decrease the Fund's ability to provide maximum investment return to all Policy owners. Accordingly, organizations and individuals who use market-timing investment strategies and make frequent transfers should not purchase this Policy.



                    We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:


                       (1)Not accepting transfer instructions from an agent
                          acting on behalf of more than one policy owner; and


                       (2)Not accepting preauthorized transfer forms from
                          market-timers or other entities acting on behalf of more than one Policy owner at a time.



                    We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners or harm the Funds.


                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    The Owner may elect to participate in programs providing for Dollar Cost Averaging or Automatic Rebalancing, currently without charge, but may participate in only one program at any time.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers from the Fixed Account can only be elected at the time the Policy is issued. Transfers from the Money Market Sub-Account may be elected at any time while the Policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, an Owner may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

                    If the Owner elects Dollar Cost Averaging from either the Money Market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

                    An election for Dollar Cost Averaging is effective after the Administrative Office receives a request from the Owner in proper written form or by telephone, if adequately authenticated. An election is effective within ten business days, but only if there is sufficient value in the Money Market Sub-Account or the Fixed Account. Lincoln Life may, in its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging terminates automatically: (1) if the value in the Money Market Sub-Account or the Fixed Account is insufficient to complete the next transfer; (2) one week after the Administrative Office receives a request for termination in proper written form or by telephone, if adequately authenticated; (3) after 12 or 24 months (as elected on the application); or (4) if the Policy is surrendered.


                    From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your Registered Representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect owners currently participating in the Dollar Cost Averaging program.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of Policy value allocated to each Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

                    The Owner may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, effective within ten business days upon receipt by the Administrative Office of a request in proper written form or by telephone, if adequately authenticated.

POLICY VALUES

                    The Accumulation Value is the sum of the Fixed Account Value, Separate Account Value and the Loan Account Value. The Accumulation Value of the Policy depends on the performance of the underlying investments. Policy values are used to pay for Policy fees and expenses, including the Cost of Insurance. Premium Payments to meet your objectives will vary based on the investment performance of the underlying investments. A market downturn, affecting the Sub-Accounts upon which the Accumulation Value of a particular Policy depends, may require Additional Premium Payments beyond those expected (unless the No Lapse Provision requirements have been satisfied) to maintain the level of coverage or to avoid lapse of the Policy. We strongly suggest you review periodic statements to determine if Additional Premium Payments may be necessary to avoid lapse of the Policy.

                    We will tell you at least annually the Accumulation Value, the number of Accumulation Units credited to the Policy, current Accumulation Unit Values, Sub-Account Values, the Fixed Account Value and the Loan Account Value.


                    VALUATION -- FIXED ACCOUNT AND SEPARATE ACCOUNT



                    The portion of a Premium Payment remaining after deduction of the premium charge is the "Net Premium Payment", and is available for allocation to the Fixed Account and/or the Separate Account, at your direction. We credit Net Premium Payments to the Policy as of the date they are received. (See "Communications with Lincoln Life" for an explanation of how we determine when we have "received" a premium payment).



                    ALLOCATION OF PREMIUM PAYMENTS TO SEPARATE ACCOUNT



                    NUMBER OF UNITS. When you make premium payments, the portion you allocate to each Sub-Account of the Separate Account is converted into units of measure we call "Variable Accumulation Units". The number of these units we credit to you for each Sub-Account is determined by dividing the amount you allocated to that Sub-Account by the value of a Variable Accumulation Unit for that Sub-Account on the Valuation Day on which the Premium Payment is received at our Administrative Office, if it is received before 4:00 PM, New York time. If received at or after 4:00 PM, New York time, we will use the value of a Variable Accumulation Unit computed on the next Valuation Day.



                    The number of Variable Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. That value may vary from Valuation Period to Valuation Period to reflect the investment experience of the portfolio or fund used in a particular Sub-Account and fees charged under the Policy.

                    VALUATION DAY; VALUATION PERIOD. Variable Accumulation Units will be valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange (NYSE) is open and trading is unrestricted ("Valuation Day"). On any day other than a Valuation Day, the Variable Accumulation Unit value will not change. A "Valuation Period" is the period starting at the close of trading on the NYSE on a Valuation Day, and ending at the close of trading on the next Valuation Day.



                    PER-UNIT VALUATION. To determine your Separate Account Value on each Valuation Day we must first calculate the value of a Variable Accumulation Unit for each Sub-Account. The beginning value for each Sub-Account is established at the inception of the Sub-Account, at an arbitrary amount. Thereafter it may increase or decrease from Valuation Period to Valuation period.



                    We determine each Variable Accumulation Unit value after the first as follows:



                       (1)We calculate the total value of the Fund shares held
                          in the Sub-Account by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and then by adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period;


                       (2)Next, we subtract the liabilities of the Sub-Account
                          at the end of the Valuation Period. These liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine results from the operation of the Separate Account; and


                       (3)We divide the result by the number of Variable
                          Accumulation Units outstanding at the beginning of the Valuation Period.



                    In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



                    The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Variable Accumulation Units that have an aggregate value, on the date of such deduction, equal to the total amount by which the Sub-Account is reduced.


                    FIXED ACCOUNT AND LOAN ACCOUNT VALUE

                    The Fixed Account Value and the Loan Account Value reflect amounts allocated to Lincoln Life's General Account through payment of premiums or through transfers from the Separate Account. Lincoln Life guarantees the Fixed Account Value.


                    ACCUMULATION VALUE



                    The "Accumulation Value" of a Policy is determined by:



                       (1)multiplying the total number of Variable Accumulation
                          Units credited to the Policy for each Sub-Account by its appropriate current Variable Accumulation Unit Value; and


                       (2)if a combination of Sub-Accounts is elected, totaling
                          the resulting values; and


                       (3)adding any values attributable to the Fixed Account
                          and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.

                    NET ACCUMULATION VALUE

                    The "Net Accumulation Value" is the Accumulation Value less the Loan Account Value. The Net Accumulation Value represents the net value of the Policy and is the basis for calculating the Surrender Value.

FUNDS

                    Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, the investment results may vary.

                    The portfolios, their investment advisors and objectives, and the Funds within each that are available under the Policies are listed below. Additional information is available in each Funds prospectus.


                    AIM VARIABLE INSURANCE FUNDS is advised by A I M Advisors, Inc.



                        AIM V.I. GROWTH FUND (SERIES I): Seeks growth of capital.



                        AIM V.I. INTERNATIONAL GROWTH FUND (SERIES I) (FORMERLY AIM V.I. INTERNATIONAL EQUITY FUND): Seeks to provide long-term growth of capital.



                        AIM V.I. PREMIER EQUITY FUND (SERIES I) (FORMERLY AIM V.I. VALUE FUND): Seeks to achieve long-term growth of capital. Income is a secondary objective.



                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. is advised by Alliance Capital Management, L.P.



                        ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.



                        GROWTH AND INCOME PORTFOLIO (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.



                        PREMIER GROWTH PORTFOLIO (CLASS A): Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominately in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.



                        TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

                    AMERICAN FUNDS INSURANCE SERIES is advised by Capital Research and Management Company.



                        GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



                        INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                    DELAWARE VIP TRUST (formerly Delaware Group Premium Fund) is advised by Delaware Management Company.



                        HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.



                        LARGE CAP VALUE SERIES (STANDARD CLASS) (FORMERLY GROWTH AND INCOME SERIES): Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



                        REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).



                        SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.



                        TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.

                        U.S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.



                    FIDELITY VARIABLE INSURANCE PRODUCTS is advised by Fidelity Management and Research Company.



                        CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



                        EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P 500).



                        GROWTH PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation. The portfolio normally purchases common stocks.



                        OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long term growth of capital by investing mainly in foreign securities.



                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST is advised by Franklin Advisors, Inc. for the Franklin Small Cap Fund, and Templeton Global Advisors Limited for the Templeton Growth Securities Fund.



                        FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater at the time of purchase. The fund may continue to hold an investment for further capital growth opportunities even if the company is no longer considered a small cap company.



                        TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in stocks of companies of any nation, including those in U.S. and emerging markets.



                    JANUS ASPEN SERIES is advised by Janus Capital Management
                    LLC.



                        AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.



                        BALANCED PORTFOLIO (SERVICE SHARES): Seeks long-term capital growth, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential, and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.



                        WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES): Seek long term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

                    LINCOLN NATIONAL FUNDS (LN) are advised by Delaware Management Company, with Putnam Investment Management, L.L.C. subadvising the Aggressive Growth Fund and the Global Asset Allocation Fund, Delaware International Advisers, Ltd. subadvising the International Fund, and Janus Capital Management LLC subadvising the Capital Appreciation Fund.



                        LN AGGRESSIVE GROWTH FUND, INC.: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser-known companies, which have a chance to grow significantly in a short time.



                        LN BOND FUND, INC.: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.



                        LN CAPITAL APPRECIATION FUND, INC.: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



                        LN GLOBAL ASSET ALLOCATION FUND, INC.: Long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of the U.S. and foreign insurers.



                        LN INTERNATIONAL FUND, INC.: Long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.



                        LN MONEY MARKET FUND, INC.: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality, short-term obligations issued by U.S. corporations, the U.S. government, and federally chartered banks and U.S. branches of foreign banks.



                        LN SOCIAL AWARENESS FUND, INC.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST is advised by Massachusetts Financial Services Company.



                        CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.



                        EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.



                        TOTAL RETURN SERIES (INITIAL CLASS): Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



                        UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST is advised by Neuberger Berman Management Incorporated.



                        MID-CAP GROWTH PORTFOLIO: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.

                        REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.



                    PUTNAM VARIABLE TRUST is advised by Putnam Investment Management, L.L.C.



                        GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both.



                        HEALTH SCIENCES (CLASS IB): Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.



                    SCUDDER VIT FUNDS TRUST (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST) is advised by Deutsche Asset
                    Management, Inc.



                        EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: The fund seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



                        EQUITY 500 INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500 Index), which emphasizes stocks of large U.S. companies.



                        SMALL CAP INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (Russell 2000 Index), which emphasizes stocks of small U.S. companies.



                    Several of the Funds may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund Prospectuses. Also, take note that during extended periods of low interest rates, the yields of Money Market sub-accounts may become extremely low, and possibly negative. Please review the prospectuses carefully.


                    There is no assurance that the investment objective of any of the Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. There is investment performance risk in each of the Sub-Accounts, although the amount of such risk varies significantly among the Sub-Accounts. Owners should read each Fund's prospectus carefully and understand the risks before making or changing investment choices. Additional Funds may, from time to time, be made available as underlying investments. The right to select among Funds will be limited by the terms and conditions imposed by Lincoln Life (See "Allocation of Net Premium Payments"). Lincoln Life may make these changes (including substitutions) for some or all classes of policyholders.

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Separate Account or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion; we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.

                    VOTING RIGHTS

                    Lincoln Life will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Fund in accordance with instructions received by the Administrative Office in proper written form from persons having a voting interest in the Separate Account. Lincoln Life will vote shares for which it has not received instructions in the same proportion as it votes shares in the Separate Account for which it has received instructions. The Funds do not hold regular meetings of shareholders.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Fund not more than sixty (60) days prior to the meeting of the particular Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct.

                    FUND PARTICIPATION AGREEMENTS


                    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, Lincoln Life must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, Lincoln Life may be compensated by the Fund at annual rates of between .10% and .35% of the assets attributable to the Policies.


CHARGES AND FEES

                    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales related expenses we incur. Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.


                    PREMIUM CHARGE



                    We deduct a premium charge of 5% of each Premium Payment. This amount, sometimes referred to as "premium load", is intended to cover a portion of our state premium tax expenses, certain federal tax liabilities resulting from the receipt of premiums, and a portion of our distribution expenses. State premium tax rates vary from 0% to 4.0%.


                    DEDUCTIONS MADE MONTHLY

                    We make various expense deductions monthly. The Monthly Deductions, including the Cost of Insurance Charges, and charges for supplemental riders or benefits, if any, are deducted proportionately from the Net Accumulation Value of each underlying investment subject to the charge. For Sub-Accounts, Variable Accumulation Units are canceled and the value of the canceled Units withdrawn in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the "Monthly Anniversary Day", the Date of Issue and the same day of each month thereafter, or if there is no such date in a given month, then the first Valuation Day of the next month. If the day that would otherwise be a Monthly Anniversary Day is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.

                    If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day period ("Grace Period") to make a payment sufficient to cover that deduction. (See Lapse and Reinstatement: Lapse of a Policy).

                    If the Insured attains Age 100 and the Policy has not been surrendered, no further Monthly Deductions will be made and the Separate Account Value will be transferred to the Fixed Account. The Policy will then remain in force until surrender or the Insured's Death.

                    MONTHLY DEDUCTION

                    There is a flat dollar Monthly Deduction of $15 until the first Policy Anniversary and, currently, $5 thereafter (guaranteed not to exceed $10 after the first Policy Year).

                    These charges compensate Lincoln Life for administrative expenses associated with Policy issue and ongoing Policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    COST OF INSURANCE CHARGE

                    The Cost of Insurance is the portion of the Monthly Deduction designed to compensate Lincoln Life for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplementary benefits or monthly expense charges.

                    The Cost of Insurance charge depends on the Age, policy duration, underwriting category and gender (in accordance with state law) of the Insured and the current Net Amount at Risk. The Net Amount at Risk is the Death Benefit minus the Accumulation Value. The rate on which the Monthly Deduction for the Cost of Insurance is based will generally increase as the Insured ages, although the Cost of Insurance charge could decline if the Net Amount at Risk drops relatively faster than the Cost of Insurance Rate increases.

                    The Cost of Insurance charge is determined by dividing the Death Benefit at the beginning of the Policy month by
                    1.0032737 (the monthly equivalent of an annual rate of 4%), subtracting the Accumulation Value at the beginning of the Policy month, and multiplying the result (the "Net Amount at Risk") by the applicable Cost of Insurance Rate as determined by Lincoln Life. The Guaranteed Maximum Cost of Insurance Rates are in Appendix 1.

                    MORTALITY AND EXPENSE RISK CHARGE

                    Lincoln Life deducts a daily charge as a percentage of the assets of the Separate Account as a mortality and expense risk charge. The mortality risk assumed is that insureds may live for a shorter period than estimated, and therefore, a greater amount of death benefit will be payable. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated. The mortality and expense risk charge is guaranteed at an annual rate of 0.75% in Policy Years 1-10, 0.35% in Policy Years 11-20 and 0.20% in Policy Years 21 and beyond.

                    SURRENDER CHARGES

                    A generally declining "Surrender Charge" may apply if the Policy is totally surrendered or lapses during the first fifteen years following the Date of Issue or the first fifteen years following an increase in Specified Amount. The Surrender Charge varies by Age of the Insured, the number of years since the Date of Issue, and Specified Amount. The length of the Surrender Charge period varies based on the Age of the Insured on the date of issue or date of increase in Specified Amount as follows:

                               AGE        SURRENDER CHARGE PERIOD
                            ----------    -----------------------
                               0-50               15 years
                                51                14 years
                                52                13 years
                                53                12 years
                                54                11 years
                               55+                10 years

                    The charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The Surrender Charge is included in each Policy and is in compliance with each state's nonforfeiture law. Examples of the maximum Surrender Charge can be seen in Appendix 2.

                    The surrender charge under a Policy is proportional to the face amount of the Policy. Expressed as a percentage of face amount, it is higher for older than for younger issue ages. The surrender charge cannot exceed Policy value. All surrender charges decline to zero over the 15 years following issuance of the Policy. See, for example, the illustrations in Appendix 2 for issue ages 45 and 55.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new Policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the maximum additional Surrender Charge in the Table of Surrender Charges. The minimum allowable increase in Specified Amount is $1,000. Lincoln Life may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.

                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of $25 (not to exceed 2% of the amount surrendered) is imposed, allocated pro-rata among the Sub-Accounts from which the partial surrender proceeds are taken.

                    Any surrender may result in tax implications. SEE TAX ISSUES

                    Based on its actuarial determination, Lincoln Life does not anticipate that the Surrender Charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which Lincoln Life will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from the general account of Lincoln Life, which supports insurance and annuity obligations.


                    If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of

                    Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements.


                    REDUCTION OF CHARGES -- PURCHASES ON A CASE BASIS

                    This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. Lincoln Life reserves the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual policies and any other circumstances which Lincoln Life believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by Lincoln Life on a uniform Case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners funded by Lincoln Life Flexible Premium Variable Life Account M.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    A $25 fee may apply for each transfer request in excess of 12 in any Policy year. A single transfer request, either in writing or by telephone, may consist of multiple transactions.

DEATH BENEFITS

                    The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, in accordance with the Death Benefit Option elected. Loans (if any) and overdue deductions are deducted from the Death Benefit Proceeds prior to payment.

                    The applicant must select the Specified Amount of the Death Benefit and the Death Benefit Option. The Specified Amount, which may not be less than $100,000, is the amount requested by the applicant at the time of application for insurance. This amount, in combination with a death benefit option, will define the death benefit. The Specified Amount is a field on the Policy Specification Page. The three Death Benefit Options are described below. The applicant must consider a number of factors in selecting the Specified Amount, including the amount of proceeds required when the Insured dies and the Owner's ability to make Premium Payments. The ability of the Owner to support the Policy, particularly in later years, is an important factor in selecting between the Death Benefit Options, because the greater the Net Amount at Risk at any time, the more that will be deducted each month from the value of the Policy to pay the Cost of Insurance.


                    You may also select the Supplemental Term Insurance Rider, which provides an additional Term Insurance Benefit amount. See "Riders".


                    DEATH BENEFIT OPTIONS

                    Three different Death Benefit Options are available under the Policy. Regardless of which Death Benefit Option you choose, the Death Benefit Proceeds payable under the Policy is the greater of (a) the amount determined under the Death Benefit Option in effect on the date of the Insured's Death, less (in each case) any indebtedness under the Policy or (b) an amount determined by Lincoln Life equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy, also referred to as the "Corridor Death Benefit."

                    The "Corridor Death Benefit" is the applicable percentage (the "Corridor Percentage") of the Accumulation Value (rather than by reference to the Specified Amount) required to maintain the Policy as a "life insurance contract" for Federal income tax purposes. The Corridor Percentage is 250% through the time the insured reaches Age 40 and decreases in accordance with the table in Appendix 3 to 100% when the Insured reaches Age 95.


                    Death Benefit Option 1 provides Death Benefit Proceeds equal to the Specified Amount (a minimum of $100,000). If
                    Option 1 is selected, the Policy pays level Death Benefit Proceeds unless the Minimum Death Benefit exceeds the Specified Amount. (See DEATH BENEFITS, Federal Income Tax Definition of Life Insurance).



                    Death Benefit Option 2 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Net Accumulation Value as of the date of the Insured's death. If Option 2 is selected, the Death Benefit Proceeds increase or decrease over time, depending on the amount of premium paid and the investment performance of the underlying Sub-Accounts.


                    Death Benefit Option 3 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Accumulated Premiums (all premiums paid minus the Cumulative Policy Factor, if that Factor is elected) up to the limit shown in the Policy Specifications. Any premium paid that will cause the Death Benefit Proceeds to exceed this limit will be applied to the Policy, but will not increase the Death Benefit. The Cumulative Policy Factor, normally used in business situations, is calculated as:

                       a. the applicable monthly rate then used by the Internal
                          Revenue Service (IRS); or

                       b. an alternative monthly rate permitted by the IRS;
                          times

                       c. the Specified Amount divided by 1000.


                    If Death Benefit Option 3 is selected, the Death Benefit Proceeds will generally increase, depending on the amount of premium paid.


                    If for any reason the applicant fails to affirmatively elect a particular Death Benefit Option, Death Benefit Option 1 shall apply until changed as provided below.

                    Owners who prefer insurance coverage that generally does not vary in amount and generally has lower Cost of Insurance Charges should elect Option 1. Owners who prefer to have favorable investment experience reflected in increased insurance coverage should select Option 2. Owners who have a need to recover at death the amount of premiums paid should select Option 3. Under Options 1 and 3, any Surrender Value at the time of the Insured's Death will revert to Lincoln Life.

                    CHANGES IN DEATH BENEFIT OPTIONS AND SPECIFIED AMOUNT

                    All requests for changes between Death Benefit Options and changes in the Specified Amount must be submitted in proper written form to the Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If a change is requested, a supplemental application and evidence of insurability must also be submitted to Lincoln Life.

                    In a change from Death Benefit Option 1 to Death Benefit Option 2, the Specified Amount will be reduced by the Accumulation Value as of the effective date of change. In a change from Death Benefit Option 2 to Death Benefit
                    Option 1, the Specified Amount will be increased by the Accumulation Value as of the effective date of change.

                    In a change from Death Benefit Option 1 to Death Benefit Option 3, the Specified Amount will remain the same. In a change from Death Benefit Option 3 to Death Benefit Option 1, the Specified Amount will be increased by Accumulated Premiums (less the Cummulative Policy Factor if that Factor is elected) as of the effective date of change.

                    In a change from Death Benefit Option 2 to Death Benefit Option 3, the Specified Amount will be increased by the Accumulation Value as of the effective date of change. In a change from Death Benefit Option 3 to Death Benefit Option 2, if the Accumulation Values is greater than the Accumulated Premium (less Cumulative Policy Factor if that Factor elected), the Specified Amount will be reduced by the Accumulation Value less Accumulated Premium (plus Cumulative Policy Factor if that Factor is elected) as of the effective date of change; if the Accumulation Values is less than the Accumulated Premium (less the Cumulative Policy Factor if elected), the Specified Amount will be increased by the Accumulated Premium (less the Cumulative Policy Factor if that Factor is elected) less the Accumulation Value as of the effective date of change.


                    If you want to increase your Specified Amount, you should note that an increase normally triggers a number of additional requirements, such as a separate surrender charge period, higher surrender charges overall, and a new incontestability period. Before requesting an increase in Specified Amount, consult your financial adviser to determine whether an increase is appropriate for your particular situation.


                    Any reductions in Specified Amount will be made against the initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to the Policy.

                    We may decline any request for a change between Death Benefit Options or increase in the Specified Amount. We may also decline any request for change of the Death Benefit Option or reduction of the Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of Federal income tax law.

                    Any change is effective on the first Monthly Anniversary Day on or after the date of approval of the request by Lincoln Life, unless the Monthly Deduction Amount would increase as a result of the change. In that case, the change is effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to or greater than the Monthly Deduction Amount, as increased.

                    FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE

                    The amount of the Death Benefit must satisfy certain requirements under the Code if the policy is to qualify as insurance for federal income tax purposes. The amount of the Death Benefit Proceeds required to be paid under the Code to maintain the Policy as life insurance under each of the Death Benefit Options (see INSURANCE COVERAGE PROVISIONS, Death Benefit) is equal to the product of the Accumulation Value and the applicable Corridor Percentage. A table of Corridor Percentages is in Appendix 3.

NOTICE OF DEATH OF INSURED

                    Due Proof of Death must be furnished to Lincoln Life at the Administrative Office as soon as reasonably practical after the death of the Insured. "Due Proof of Death" must be in proper written form and includes a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to Lincoln Life.

PAYMENT OF DEATH BENEFIT PROCEEDS

                    The Death Benefit Proceeds under the Policy will ordinarily be paid within seven days, if in a lump sum, or in accordance with any Settlement Option selected by the Owner or the Beneficiary, after receipt at the Administrative Office of Due Proof of Death of the Insured. SEE SETTLEMENT OPTIONS. The amount of the Death Benefit Proceeds under Option 2 and Option 3 will be determined as of the date of the Insured's death. Payment of the Death Benefit Proceeds may be delayed if the Policy is contested or if Separate Account values cannot be determined.


                    We offer a checkbook service in which the Death Benefit proceeds are transferred into an interest-bearing account, in the Beneficiary's name as owner of the account. Your Beneficiary has quick access to the funds and is the only one authorized to transfer funds from the account. This service allows the Beneficiary additional time to decide how to manage Death Benefit Proceeds with the balance earning interest from the day the account is opened.


                    SETTLEMENT OPTIONS

                    There are several ways in which the Beneficiary may receive the Death Benefit Proceeds, or in which the Owner may choose to receive payments upon surrender of the Policy.

                    The Owner may elect or change a Settlement Option while the insured is alive. If the Owner has not irrevocably selected a Settlement Option, the Beneficiary may elect to change the Settlement Option within 90 days after the Insured dies. If no Settlement Option is selected, the Death Benefit Proceeds will be paid in a lump sum.

                    If the Policy is assigned as collateral security, Lincoln Life will pay any amount due the assignee in one lump sum. Any remaining Death Benefit Proceeds will be paid as elected.

                    A request to elect, change, or revoke a Settlement Option must be received in proper written form by the Administrative Office before payment of the lump sum or under any Settlement Option. The first payment under the Settlement Option selected will become payable on the date proceeds are settled under the option. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

                    There are at least four Settlement Options:

                       The first Settlement Option is an annuity for the lifetime of the payee.

                       The second Settlement Option is an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months.

                       Under the third Settlement Option, Lincoln Life makes monthly payments for a stated number of years, at least five but no more than thirty.

                       Under the fourth Settlement Option, Lincoln Life pays at least 3% interest annually on the sum left on deposit, and pays the amount on deposit on the payee's death.

                    Any other Settlement Option offered by Lincoln Life at the time of election may also be selected.

POLICY LIQUIDITY

                    The accumulated value of the Policy is available for loans or withdrawals. Subject to certain limitations, the Owner may borrow against the Surrender Value of the Policy, may make a partial surrender of some of the Surrender Value of the Policy and may fully surrender the Policy for its Surrender Value.


                    Note, however, that in the earlier Policy Years, depending on the Premium Payments made, or if the Owner has requested a substantial reduction in Specified Amount, there may be little or no Surrender Value available.


                    POLICY LOANS

                    The Owner may at any time borrow in the aggregate up to 100% of the Surrender Value at the time a Policy Loan is made. Lincoln Life may, however, limit the amount of the loan so that the total Policy indebtedness will not exceed 90% of the amount of the Accumulation Value less any Surrender Charge that would be imposed on a full surrender. The Owner must execute a loan agreement and assign the Policy to Lincoln Life free of any other assignments. The Loan Account is the account in which Policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Fixed Account or Sub-Accounts. Interest on Policy Loans accrues at an annual rate of 5% in Policy Years 1-10 and 4% thereafter, and is payable once a year in arrears on each Policy Anniversary, or earlier upon full surrender or other payment of proceeds of a Policy.

                    The amount of a loan, plus any accrued but unpaid interest, is added to the outstanding Policy Loan balance. Unless paid in advance, any loan interest due will be transferred proportionately from the values in the Fixed Account and each Sub-Account, and treated as an additional Policy Loan, and added to the Loan Account Value.

                    Lincoln Life credits interest to the Loan Account Value at a rate of 4% in all years, so the net cost of a Policy Loan is 1% in years 1-10 and 0% thereafter.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, transfers from each for loans and loan interest will be made in proportion to the assets in each Sub-Account at that time, unless Lincoln Life is instructed otherwise in proper written form at the Administrative Office. Repayments on the loan and interest credited on the Loan Account Value will be allocated according to the most recent Premium Payment allocation at the time of the repayment.

                    A Policy Loan, whether or not repaid, affects the proceeds payable upon the Death and the Accumulation Value. The longer a Policy Loan is outstanding, the greater the effect is likely to be. While an outstanding Policy Loan reduces the amount of assets invested, depending on the investment results of the Sub-Accounts, the effect could be favorable or unfavorable.

                    If at any time the total indebtedness against the Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate without value subject to the conditions in the Grace Period Provision, unless the No Lapse Provision is in effect. (SEE LAPSE AND REINSTATEMENT, Lapse of a Policy).

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result.

                    PARTIAL SURRENDER

                    You may make a partial surrender at any time while the Insured is alive by request to the Administrative Office in proper written form or by telephone, if telephone transactions have been authorized by the Owner. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. A $25 transaction fee (not to exceed 2% of the amount surrendered) is charged for each partial surrender. Total partial surrenders may not exceed 90% of the Surrender Value of the Policy. Each partial surrender may not be less than $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the Specified Amount and, in each case, reduce the Death Benefit Proceeds. If following a partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the surrender may be limited to the extent necessary to meet the federal tax law requirements.

                    The effect of partial surrenders on the Death Benefit Proceeds depends on the Death Benefit Option elected under the Policy. If Death Benefit Option 1 is in effect, a partial surrender will reduce the Accumulation Value and the Specified Amount. The reduction in the Specified Amount, which would reduce any past increases on a last in, first out basis, reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 2 is in effect, a partial surrender will reduce the Accumulation Value, but would not reduce the Specified Amount. The reduction in the Accumulation Value reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 3 is in effect, a partial surrender will reduce the Accumulated Premiums, the Death Benefit, and the Death Benefit Option 3 limit by the amount of the partial surrender. If the amount of the partial surrender exceeds the Accumulated Premiums, the Specified Amount will be reduced by the excess amount.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, surrenders from each will be made in proportion to the assets in each Sub-Account at the time of the surrender, unless Lincoln Life is instructed otherwise in proper written form at the Administrative Office. Lincoln Life may at its discretion decline any request for a partial surrender.

                    SURRENDER OF THE POLICY


                    You may surrender the Policy at any time. On surrender of the Policy, Lincoln Life will pay you, or your assignee, the Surrender Value next computed after receipt of the request in proper written form at the Administrative Office. If the owner makes a full surrender all coverage under the policy will automatically terminate and may not be reinstated. Please note that if you surrender your Policy in its early years, you may receive little or no cash value.



                    We offer a personalized checkbook service for surrenders of your Policy. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.


                    SURRENDER VALUE

                    The "Surrender Value" of a Policy is the amount the Owner can receive in a lump sum by surrendering the Policy. The Surrender Value is the Net Accumulation Value less the Surrender Charge (SEE CHARGES AND FEES, Surrender Charge). All or part of the Surrender Value may be applied to one or more of the Settlement Options. Surrender Values are illustrated in Appendix 4.


                    If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements.


                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the Surrender Value from any of the Sub-Accounts will generally be made within seven days. Payment or transfer from the Fixed Account may be deferred up to six months at Lincoln Life's option. If Lincoln Life exercises its right to defer any payment from the Fixed Account, interest will accrue and be paid as required by law from the date the recipient would otherwise have been entitled to receive the payment.

ASSIGNMENT; CHANGE OF OWNERSHIP

                    While the Insured is living, you may assign your rights in the Policy, including the right to change the beneficiary designation. The assignment must be in proper written form, signed by you and recorded at the Administrative Office. No assignment will affect, or prejudice Lincoln Life as to, any payment made or action taken by Lincoln Life before it was recorded. Lincoln Life is not responsible for any assignment not submitted for recording, nor is Lincoln Life responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after recordation of any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in proper written form. So long as an effective assignment remains outstanding, the Owner will not be permitted to take any action with respect to the Policy without the consent of the assignee in proper written form.

                    So long as the Insured is living, you may name a new Owner by recording a change in ownership in proper written form at the Administrative Office. On recordation, the change will be effective as of the date of execution of the document of transfer or, if there is no such date, the date of recordation. No such change of ownership will affect, or prejudice Lincoln Life as to, any payment made or action taken by Lincoln Life before it was recorded. Lincoln Life may require that the Policy be submitted to it for endorsement before making a change.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY


                    If at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, unless the No Lapse Provision is in effect, the Policy is subject to lapse and automatic termination of all coverage under the Policy. The Net Accumulation Value may be insufficient to pay the cost of insurance



                    1) because it has been exhausted by earlier deductions,


                    2) due to poor investment performance,


                    3) due to partial surrenders,


                    4) due to indebtedness for Policy Loans,


                    5) due to substantial reductions in Specified Amount,


                    6) due to the terms of certain Riders added to the Policy, or


                    7) because of some combination of these factors.


                    If Lincoln Life has not received a Premium Payment or payment of indebtedness on Policy Loans necessary so that the Net Accumulation Value is sufficient to pay the Monthly Deduction Amount on a Monthly Anniversary Day, Lincoln Life will send a written notice to the Owner and any assignee of record. The notice will state the amount of the Premium Payment or payment of indebtedness on Policy Loans necessary such that the Net Accumulation Value is at least equal to two times the Monthly Deduction Amount. If the minimum required amount set forth in the notice is not paid to Lincoln Life on or before the day that is the later of
                    (a) 31 days after the date of mailing of the notice, and
                    (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent (together, the "Grace Period"), then the policy shall terminate and all coverage under the policy shall lapse without value.

                    NO LAPSE PROVISION

                    Availability of the No Lapse Provision may vary in some states. Where available, there is no charge for this feature. This provision must be selected at the time of Policy application, and is only available with Death Benefit Options 1 and 2.


                    The No Lapse Premium is the cumulative premium required to have been paid by each Monthly Anniversary Day to prevent the Policy from lapsing. There are two levels of No Lapse protection: 1) a guarantee to maturity (age 100); or 2) a guarantee for the first 10 Policy Years. The guarantee for your Policy depends on the actual premium that you pay. If your Policy has a No Lapse Premium shown on the specifications page, this policy will not lapse if, at each Monthly Anniversary Day, the sum of all Premium Payments less any policy loans (including any accrued loan interest) and partial surrenders is at least equal to the sum of the No Lapse Premiums (as indicated in the Policy Specifications) due since the Date of Issue of the Policy. A grace period will be allotted after each Monthly Anniversary Day on which insufficient premiums have been paid. This is a separate grace period from that discussed above under Lapse of Policy but is for the same time period, the later of (a) 31 days after the date of mailing of the notice (as explained above), and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent. The payment of sufficient additional premiums during the grace period will keep the No Lapse Provision in force.


                    The No Lapse Premium for the guarantee to maturity is higher than that for the 10 year protection. If the sum of the premiums paid drops below the level required for the guarantee to maturity, the Policy may still be eligible for the guarantee for the first 10 Policy Years, but will no longer qualify for a guarantee to maturity. If the sum of the premiums paid drops below the level required for the guarantee for the first 10 Policy Years, the No Lapse Provision will terminate. The No Lapse Provision will also terminate in the 11(th) year for the 10 year level, if there is an increase in Specified Amount or if you change the Death Benefit Option. Once the No Lapse Provision terminates, it cannot be reinstated. Continuing to pay the No Lapse Premium amount beyond the termination of the No Lapse Provision does not guarantee that the Policy will not lapse.


                    If you have also selected the Supplemental Term Insurance Rider, it will limit the maximum period during which the Policy is guaranteed not to lapse. If you have chosen the Age 100 No Lapse Provision, the maximum period will now be the first 20 Policy Years up to Age 100; all other provisions set forth in the Age 100 No Lapse Provision apply. For the 10 Year No Lapse Provision, the maximum period will now be the first 5 Policy Years; all other provisions set forth in the 10 year No Lapse Provision apply.


                    REINSTATEMENT OF A LAPSED POLICY

                    After the Policy has lapsed due to the failure to make a necessary payment before the end of an applicable Grace Period, assuming the No Lapse provision is not in effect, it may be reinstated provided (a) it has not been surrendered,
                    (b) there is an application for reinstatement in proper written form, (c) evidence of insurability of the insured is furnished to Lincoln Life and it agrees to accept the risk,
                    (d) Lincoln Life receives a payment sufficient to keep the Policy in force for at least two months, and (e) any accrued loan interest is paid. The effective date of the reinstated Policy shall be the Monthly Anniversary Day after the date on which Lincoln Life approves the application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which the Policy lapsed.

                    If the Policy is reinstated, such reinstatement is effective on the Monthly Anniversary Day following Lincoln Life approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due.

                    If the Surrender Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

COMMUNICATIONS WITH LINCOLN LIFE

                    PROPER WRITTEN FORM

                    Whenever this Prospectus refers to a communication "in proper written form," it means a written document, in form and substance reasonably satisfactory to Lincoln Life, received at the Administrative Office. You may also send your communication by facsimile to the Administrative Office.


                    We will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. Proper written form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and the Company.



                    RECEIPT OF WRITTEN COMMUNICATIONS



                    Once your Policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the mailing address that appears in this Prospectus. Planned periodic premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in proper form before 4:00 p.m. Eastern time on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request on or after 4:00 p.m. Eastern time on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.



                    Other forms, notices and requests are normally effective as of the next business day after we receive them in proper form, unless the transaction is scheduled to occur on another business day. Change of owner and beneficiary forms are effective as of the day you sign the change form, once we receive them in proper form.



                    TELEPHONE AND OTHER ELECTRONIC COMMUNICATIONS



                    We allow telephone and other electronic transactions only when you provide us proper written authorization. To effect a permitted transaction using the telephone or other electronic means, the Owner, or his/her authorized representative, may have to provide the following: Policy number, partial Social Security number, personal identification number (PIN), and/or such other information as we may require to verify the identity and authority of the caller. We disclaim all liability for losses and other consequences resulting from unauthorized or fraudulent telephone or electronic transactions. In addition, we are not responsible for the consequences of instructions that fail to reach us in a timely manner. The Company believes that the procedures as stated above are reasonable and acknowledges that, if it does not follow these procedures, it may be liable for such losses.



                    If you have been issued a PIN number to make telephone or other electronic transactions to your account, be careful not to give it out to anyone. We will not be responsible for its misuse or for improper or unauthorized account transactions using your PIN.



                    Please note that telephone, facsimile and/or Internet access may not always be available. Any telephone, facsimile or Internet hookup, whether it is yours, your service provider's or your agent's, can experience outages or slowdowns arising from a variety of causes not of our making. These outages or slowdowns may result in delayed or lost instructions from you, and we will not be responsible for these "failed" transmissions. If you are experiencing problems, you should send your request in writing to our Administrative Office.

OTHER POLICY PROVISIONS

                    ISSUANCE


                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only when the Insured is at least Age 18 and at most Age 85 at the Insured's nearest birthday.


                    DATE OF COVERAGE

                    The date of coverage will be the Date of Issue, provided the Insured is alive and prior to any change in the health and insurability of the Insured as represented in the application.

                    INCONTESTABILITY

                    Lincoln Life will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Date of Issue. For any increase in Specified Amount requiring evidence of insurability, Lincoln Life will not contest payment of the Death Benefit Proceeds based on such an increase after it has been in force for two years from its effective date.

                    MISSTATEMENT OF AGE OR GENDER

                    If the Age or gender of the Insured has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3. where:
                    1. is the Net Amount at Risk at the time of the Insured's
                       Death;
                    2. is the ratio of the monthly Cost of Insurance applied in the Policy month of death to the monthly Cost of Insurance that should have been applied at the true Age and gender in the Policy month of death; and
                    3. is the Accumulation Value at the time of the Insured's
                       Death.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue, Lincoln Life will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, Lincoln Life will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of Lincoln Life.

                    RIDERS


                    We may offer you Riders to the Policy from time to time. Riders may alter the benefits or charges in your Policy, they may vary by state of issue, and their election may have tax consequences for you. Also, if you elect a particular Rider, it may restrict the term of your Policy, or of other Riders in force. Riders may be available other than those listed here. Consult your financial and tax advisers before adding Riders to, or deleting them from, your Policy.


                    WAIVER OF MONTHLY DEDUCTION RIDER

                    This Rider, if desired, must be selected at time of application. Under this Rider, Lincoln Life will maintain the Death Benefit by paying covered monthly deductions during periods of disability. Charges for this Rider, if elected, are part of the Monthly Deductions.

                    ACCOUNTING VALUE RIDER

                    This Rider, if desired, must be selected at time of application, provided you meet the underwriting and minimum premium requirements. If the Policy is fully surrendered in the first four Policy years (the Accounting Value Surrender Period), this Rider provides enhanced cash surrender values by using a table of alternate surrender charges. It does not provide for any enhanced value for partial surrenders and loans. There is no charge for this Rider.

                    CHANGE OF INSURED RIDER

                    This Rider may be selected at any time. Under this rider, the Owner may name a new Insured in place of the current Insured, provided that underwriting and other substitution requirements are met. The benefit expires on the anniversary nearest to the current insured's 65th birthday. There is no separate charge for this Rider, but charges under the Policy may be different when applied to the new Insured.


                    ESTATE TAX REPEAL RIDER



                    This Rider, if desired, must be selected at the time of application. It may be added to existing Policies subject to state availability. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to cancel your Policy for an amount equal to the Surrender Value of the Policy plus the applicable Surrender Charge. This amount is determined as of the date of cancellation, and no surrender charge is applied. The amount you receive is called the Cancellation Refund Amount. Any Policy loan or indebtedness that exists at the time you request cancellation of your Policy is subtracted from this Cancellation Refund Amount.



                    For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins the 12-month "window" for you to exercise the Rider) is the later of 1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.



                    Upon issue, there is a one-time administrative charge of not more than $250 for this Rider.



                    This Rider terminates on the earliest of:



                    1) one year from the Start Date;


                    2) December 31, 2010, provided no Estate Tax Repeal, as
                       defined above, has been enacted;


                    3) the date you request to terminate the Rider;


                    4) termination of the Policy; or

                    5) full surrender of the Policy prior to the Start Date.



                    If the Policy lapses but is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.



                    SUPPLEMENTAL TERM INSURANCE RIDER



                    This Rider, if desired, must be selected at the time of application. This Rider provides annually renewable non-convertible term insurance to Age 100 on the life of the Insured. Upon death, we will pay the Term Insurance Benefit Amount, in addition to the Death Benefit Proceeds of the Death Benefit Option in effect on your Policy.



                    There is a Monthly Rider Cost for this benefit. This rate is determined by the Company, is based on the Age, policy duration, underwriting category and gender of the Insured, and is applied against the Term Insurance Benefit Amount shown on the Policy Specifications Page.



                    This Rider will limit the maximum period during which the Policy is guaranteed not to lapse under the No Lapse Provision. If you have chosen the Age 100 No Lapse Provision, the maximum period will now be the first 20 Policy Years up to age 100. For the 10 Year No Lapse Provision, the maximum period will now be 5 Policy Years. All other provisions set forth in the Age 100 No Lapse Provision and 10 Year No Lapse Provision apply.



                    This Rider terminates on the earliest of:



                    1) the date you request to terminate the Rider;


                    2) when the Policy lapses;


                    3) when the Policy is fully surrendered;


                    4) when the Insured reaches age 100; or the death of the Insured.



                    If the Policy is reinstated, the Rider will likewise be reinstated, provided enough premium is paid to cover the Monthly Deductions and the Monthly Rider Costs.


TAX ISSUES


                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of federal and state tax rules to your individual situation.


                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and
                    (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

                    POLICIES WHICH ARE MECS

                    CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS.Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FAIR VALUE OF THE POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insured grows older. Moreover, on the death of the Insured, it tends to increase significantly. The Owner should consult with his or her advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

DIRECTORS AND OFFICERS OF LINCOLN LIFE

                    The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802, and each has been employed by Lincoln Life or its affiliates for more than 5 years.


                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            JON A. BOSCIA                       Chief Executive Officer and Chairman of
                            PRESIDENT AND DIRECTOR              the Board of Directors [3/01 -- present]
                            1500 Market Street                  Lincoln National Corporation; President
                            Suite 3900                          and Director [12/99 -- present] The
                            Philadelphia, PA 19102              Lincoln National Life Insurance Company.
                                                                Formerly: President, Chief Executive
                                                                Officer and Director [1/98 -- 3/01],
                                                                Lincoln National Corporation; President,
                                                                Chief Executive Officer and Director
                                                                [10/96 -- 1/98], The Lincoln National Life
                                                                Insurance Company.

                            JANET CHRZAN                        Senior Vice President and Chief Financial
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [4/00 -- present], Formerly: Vice
                            FINANCIAL OFFICER                   President and Treasurer [8/95 -- 4/00],
                                                                The Lincoln National Life Insurance
                                                                Company.

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            JOHN H. GOTTA                       Chief Executive Officer of Life Insurance,
                            CHIEF EXECUTIVE OFFICER OF LIFE     Executive Vice President, Assistant
                            INSURANCE, EXECUTIVE VICE           Secretary and Director [12/99 -- present].
                            PRESIDENT, ASSISTANT SECRETARY AND  Formerly: Senior Vice President and
                            DIRECTOR                            Assistant Secretary [4/98 -- 12/99],
                            350 Church Street                   Senior Vice President [2/98 -- 4/98], Vice
                            Hartford, CT 06103                  President and General Manager [1/98 --
                                                                2/98], The Lincoln National Life Insurance
                                                                Company; Senior Vice President [3/96 --
                                                                12/97], Connecticut General Life Insurance
                                                                Company.
                            CHARLES E. HALDEMAN, JR.            Director [7/00 -- present], The Lincoln
                            DIRECTOR                            National Life Insurance Company;
                            One Commerce                        President, Chief Executive Officer and
                            2005 Market Street                  Director [1/00 -- present], Lincoln
                            Philadelphia, PA 19103              National Investment Companies,
                                                                Incorporated; President, Chief Executive
                                                                Officer and Director [1/00 -- present],
                                                                Delaware Management Holdings,
                                                                Incorporated; President and Director
                                                                [7/00 -- present], Lincoln Investment
                                                                Management, Incorporated. Formerly:
                                                                President and Chief Operating Officer
                                                                [2/98 -- 1/00], United Asset Management
                                                                Corporation; Director and Partner 1/85 --
                                                                12/99], Cooke & Bieler, Incorporated.
                            J. MICHAEL HEMP                     President and Director [7/97 -- present],
                            SENIOR VICE PRESIDENT               Lincoln Financial Advisors Incorporated;
                            350 Church Street                   Senior Vice President [formerly Vice
                            Hartford, CT 06103                  President] [10/95 -- present], The
                                                                Lincoln National Life Insurance Company.
                            BARBARA S. KOWALCZYK                Senior Vice President, Corporation
                            DIRECTOR                            Planning [5/94 -- present], Lincoln
                            Centre Square                       National Corporation; Director and Member
                            West Tower                          of the Investment Committee [12/01 --
                            1500 Market Street                  present], The Lincoln National Life
                            Suite 3900                          Insurance Company, Senior Vice President
                            Philadelphia, PA 19102              and Director [present] Lincoln National
                                                                Management Corporation; Director
                                                                [present], Lincoln Life & Annuity Company
                                                                of New York.
                            GARY W. PARKER                      Senior Vice President and Chief Product
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [3/00 -- present], Vice President,
                            PRODUCT OFFICER                     Product Management [7/98 -- 3/00], The
                            350 Church Street                   Lincoln National Life Insurance Company.
                            Hartford, CT 06103                  Formerly: Senior Vice President, Life
                                                                Products [10/97 -- 6/98], Vice President,
                                                                Marketing Services [9/89 -- 10/97], Life
                                                                of Virginia.
                            SEE YENG QUEK                       Chief Investment Officer and Director
                            CHIEF INVESTMENT OFFICER AND        [5/01 -- present], The Lincoln National
                            DIRECTOR                            Life Insurance Company; Senior Vice
                            One Commerce Square                 President [8/00 -- present], Delaware
                            Philadelphia, PA 19103              Investments. Formerly: Vice President
                                                                [2/93 -- 7/00], Conseco Capital
                                                                Management, Incorporated.

                            LORRY J. STENSRUD                   Chief Executive Officer of Annuities,
                            CHIEF EXECUTIVE OFFICER OF          Executive Vice President and Director
                            ANNUITIES, EXECUTIVE VICE           [6/00 -- present], The Lincoln National
                            PRESIDENT AND DIRECTOR              Life Insurance Company. Formerly:
                                                                President and Chief Executive Officer
                                                                [6/95 -- 6/00], Cova Life Insurance
                                                                (Xerox Life).

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            RICHARD C. VAUGHAN                  Executive Vice President and Chief
                            DIRECTOR                            Financial Officer [1/95 -- present],
                            Centre Square                       Formerly: Senior Vice President and Chief
                            West Tower                          Financial Officer [6/92 -- 1/95], Lincoln
                            1500 Market Street                  National Corporation.
                            Suite 3900
                            Philadelphia, PA 19102


DISTRIBUTION OF POLICIES

                    Lincoln Life intends to offer the Policy in all jurisdictions where it is licensed to do business. Lincoln Life, the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The Principal Underwriter has overall responsibility for establishing a selling plan for the Policies. Our principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.


                    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, both of whom are our affiliates. Registered Representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on Accumulation Value. Registered Representatives are also eligible for cash bonuses and "non-cash compensation." The latter [as defined in NASD Conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.



                    Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of Policy sales expenses. In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with the Registered Representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.



                    All compensation is paid from our resources, which include fees and charges imposed under the Policy.


CHANGES OF INVESTMENT POLICY

                    Lincoln Life may materially change the investment policy of the Separate Account. Lincoln Life must inform the Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Owners or if it renders Lincoln Life's operations hazardous to the public. If an Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by Lincoln Life on the life of the Insured. The Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. Lincoln Life will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

STATE REGULATION

                    Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Lincoln Life for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Lincoln Life's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Lincoln Life's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the Indiana Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

REPORTS TO OWNERS

                    Lincoln Life maintains Policy records and will mail to each Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in each Sub-Account and any Loan Account Value.

                    Owners will also be sent annual reports containing financial statements for the Separate Account and annual and semi-annual reports of the Funds as required by the 1940 Act.

                    Policy Owners will receive statements of significant transactions such as: changes in Specified Amount or Death Benefit Option; transfers among Sub-Acounts; Premium Payments; loans and repayment of loans; reinstatement; and termination.

ADVERTISING

                    Lincoln Life is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. Lincoln Life may advertise these ratings from time to time. In addition, Lincoln Life may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the Policies. Furthermore, Lincoln Life may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


                    Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


                    After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

EXPERTS


                    The financial statements of the Separate Account and the statutory-basis financial statements of Lincoln Life appearing in this Prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802 as set forth in their reports, also appearing elsewhere in this prospectus and in the registration statement. The Financial Statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


                    Actuarial matters included in this Prospectus have been examined by Vaughn W. Robbins, FSA, as stated in the opinion filed as an exhibit to the Registration Statement.

                    Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Account, Lincoln Life, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1

                    GUARANTEED MAXIMUM COST OF INSURANCE RATES

                    The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are set forth in the following Table based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO); or for unisex rates, on the 1980 CSO-B Table.

ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------
          0              0.34845    0.24089    0.32677
          1              0.08917    0.07251    0.08667
          2              0.08251    0.06750    0.07917
          3              0.08167    0.06584    0.07834
          4              0.07917    0.06417    0.07584

          5              0.07501    0.06334    0.07251
          6              0.07167    0.06084    0.06917
          7              0.06667    0.06000    0.06584
          8              0.06334    0.05834    0.06250
          9              0.06167    0.05750    0.06084

         10              0.06084    0.05667    0.06000
         11              0.06417    0.05750    0.06250
         12              0.07084    0.06000    0.06917
         13              0.08251    0.06250    0.07834
         14              0.09584    0.06887    0.09001

         15              0.11085    0.07084    0.10334
         16              0.12585    0.07601    0.11585
         17              0.13919    0.07917    0.12752
         18              0.14836    0.08167    0.13502
         19              0.15502    0.08501    0.14085
         20              0.15836    0.08751    0.14502
         21              0.15919    0.08917    0.14585
         22              0.15752    0.09084    0.14419
         23              0.15502    0.09251    0.14252
         24              0.15189    0.09501    0.14085

         25              0.14752    0.09668    0.13752
         26              0.11419    0.09918    0.13585
         27              0.14252    0.10168    0.13418
         28              0.14169    0.10501    0.13418
         29              0.14252    0.10635    0.13585

         30              0.14419    0.11251    0.13752
         31              0.14836    0.11668    0.14169
         32              0.15252    0.12085    0.14585
         33              0.15919    0.12502    0.15252
         34              0.16889    0.13168    0.15919

         35              0.17586    0.13752    0.16836
         36              0.18670    0.14669    0.17837
         37              0.20004    0.15752    0.19170
         38              0.21505    0.17003    0.20588
         39              0.23255    0.18503    0.22338

         40              0.25173    0.20171    0.24173
         41              0.27424    0.22005    0.26340
         42              0.29675    0.23922    0.28508
         43              0.32260    0.25757    0.31010
         44              0.34929    0.27674    0.33428

         45              0.37931    0.29675    0.36263
         46              0.41017    0.31677    0.39182
         47              0.44353    0.33761    0.42268
         48              0.47856    0.36096    0.45437
         49              0.51777    0.38598    0.49107
ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------

         50              0.55948    0.41350    0.53028
         51              0.60870    0.44270    0.57533
         52              0.66377    0.47523    0.62539
         53              0.72636    0.51276    0.68297
         54              0.79730    0.55114    0.74722

         55              0.87326    0.59118    0.81566
         56              0.95591    0.63123    0.88996
         57              1.04192    0.66961    0.96593
         58              1.13378    0.70633    1.04609
         59              1.23236    0.74556    1.13211
         60              1.34180    0.78979    1.22817
         61              1.46381    0.84488    1.33511
         62              1.60173    0.91417    1.45796
         63              1.75809    1.00267    1.59922
         64              1.93206    1.10539    1.75725

         65              2.12283    1.21731    1.92955
         66              2.32623    1.33511    2.11195
         67              2.54312    1.45461    2.30614
         68              2.77350    1.57247    2.50878
         69              3.02328    1.69955    2.72909

         70              3.30338    1.84590    2.97466
         71              3.62140    2.02325    3.25640
         72              3.98666    2.24419    3.58279
         73              4.40599    2.51548    3.95978
         74              4.87280    2.83552    4.38330

         75              5.37793    3.19685    4.84334
         76              5.91225    3.59370    5.33245
         77              6.46824    4.01942    5.84227
         78              7.04089    4.47410    6.36948
         79              7.64551    4.97042    6.92851

         80              8.30507    5.52957    7.54229
         81              9.03761    6.17118    8.22883
         82              9.86724    6.91414    9.01216
         83             10.80381    7.77075    9.90124
         84             11.82571    8.72632   10.87533

         85             12.91039    9.76952   11.92213
         86             14.03509   10.89151   13.01471
         87             15.18978   12.08770   14.15507
         88             16.36948   13.35774   15.33494
         89             17.57781   14.70820   16.56493

         90             18.82881   16.15259   17.85746
         91             20.14619   17.71416   19.23699
         92             21.57655   19.43814   20.76665
         93             23.20196   21.40786   22.49837
         94             25.28174   23.63051   24.70915

         95             28.27411   27.16158   27.82758
         96             33.10577   32.32378   32.78845
         97             41.68476   41.21204   41.45783
         98             58.01259   57.81394   57.95663
         99             90.90909   90.90909   90.90909

APPENDIX 2

                    ILLUSTRATION OF MAXIMUM SURRENDER CHARGES

                    The Initial Maximum Surrender Charge is calculated as (a) plus (b), with that result not to exceed (c), minus (d), where
                    (a) is 1.25 times the curtate net level premium for the
                        Specified Amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                    (b) is $10 per $1000 of Specified Amount;
                    (c) is $50 per $1000 of Specified Amount; and
                    (d) is $60

                    Algebraically, this formula is equivalent to Min{a+b,c}-d.

                    The Maximum Surrender Charge decreases from its initial amount during the first 20 years. In general terms, the initial Maximum Surrender Charge is amortized in proportion to a twenty year life contingent annuity due. In formulas, the Maximum Surrender Charge at a point in time "t" years after issue is (a) times (b), where
                    (a) is the initial Maximum Surrender Charge; and
                    (b) is the ratio of a life contingent annuity due beginning at time t and ending 20 years after issue, divided by a life contingent annuity due beginning at issue and ending 20 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

                    The actual Surrender Charge may be less than the Maximum Surrender Charge and is included in each Policy. No Surrender Charge is applied in the 16(th) policy year or beyond.

                    EXAMPLE 1: A male, Age 45, purchases a policy with a Specified Amount of $100,000.

                    The initial Maximum Surrender Charge is computed as follows:

                    curtate net level premium =$1,987.66

                    $10 per $1000 of Specified Amount = $1,000

                    $50 per $1000 of Specified Amount = $5,000

                    initial Maximum Surrender Charge = (1.25 x $1,987.66 + $1,000) - $60 =
                    $3,484.57 - $60 = $3,424.57. Note that $3,424.57 is less
                    than $5,000.

                    This amount decreases as follows:

                            YEARS                                 MAXIMUM     ACTUAL
                            AFTER  INITIAL MAXIMUM    ANNUITY    SURRENDER   SURRENDER
                            ISSUE  SURRENDER CHARGE    RATIO      CHARGE      CHARGE
                            -----  ----------------   -------    ---------   ---------
                              0       $3,424.57       1.00000    $3,424.57   $3,424.57
                              1       $3,424.57       0.96609    $3,308.45   $3,308.45
                              2       $3,424.57       0.93101    $3,188.32   $3,188.32
                              3       $3,424.57       0.89471    $3,064.00   $3,064.00
                              4       $3,424.57       0.85711    $2,935.25   $2,935.25
                              5       $3,424.57       0.81818    $2,801.90   $2,801.90
                              6       $3,424.57       0.77782    $2,663.70   $2,663.70
                              7       $3,424.57       0.73600    $2,520.49   $2,520.49
                              8       $3,424.57       0.69265    $2,372.03   $2,372.03
                              9       $3,424.57       0.64769    $2,218.07   $2,218.07

                            YEARS                                 MAXIMUM     ACTUAL
                            AFTER  INITIAL MAXIMUM    ANNUITY    SURRENDER   SURRENDER
                            ISSUE  SURRENDER CHARGE    RATIO      CHARGE      CHARGE
                            -----  ----------------   -------    ---------   ---------
                             10       $3,424.57       0.60104    $2,058.32   $2,058.32
                             11       $3,424.57       0.55257    $1,892.31   $1,513.85
                             12       $3,424.57       0.50212    $1,719.55   $1,031.73
                             13       $3,424.57       0.44952    $1,539.40   $  615.76
                             14       $3,424.57       0.39456    $1,351.18   $  270.24
                             15       $3,424.57       0.33701    $1,154.12   $    0.00
                             16       $3,424.57       0.27664    $  947.36   $    0.00
                             17       $3,424.57       0.21314    $  729.90   $    0.00
                             18       $3,424.57       0.14616    $  500.55   $    0.00
                             19       $3,424.57       0.07529    $  257.84   $    0.00
                             20       $3,424.57       0.00000    $    0.00   $    0.00

                    EXAMPLE 2: A female, Age 55, purchases a policy with a Specified Amount of $200,000.

                    The initial Maximum Surrender Charge is computed as follows:

                    curtate net level premium =$4,996.55

                    $10 per $1000 of Specified Amount = $2,000

                    $50 per $1000 of Specified Amount = $10,000

                    The value (1.25 x $4,996.55 + $2,000) - $60 equals
                    $8,185.68. Note that $8,185.68 is less than $10,000.

                    This amount decreases as follows:

                                    INITIAL
                            YEARS   MAXIMUM                MAXIMUM     ACTUAL
                            AFTER  SURRENDER   ANNUITY    SURRENDER   SURRENDER
                            ISSUE   CHARGE      RATIO      CHARGE      CHARGE
                            -----  ---------   -------    ---------   ---------
                              0    $8,185.68   1.00000    $8,185.68   $8,125.68
                              1    $8,185.68   0.96649    $7,911.41   $7,853.42
                              2    $8,185.68   0.93185    $7,627.82   $7,571.91
                              3    $8,185.68   0.89596    $7,334.04   $7,280.28
                              4    $8,185.68   0.85871    $7,029.15   $6,977.63
                              5    $8,185.68   0.82003    $6,712.54   $6,663.34
                              6    $8,185.68   0.77986    $6,383.70   $6,336.91
                              7    $8,185.68   0.73818    $6,042.47   $4,498.64
                              8    $8,185.68   0.69496    $5,688.73   $2,823.52
                              9    $8,185.68   0.65022    $5,322.47   $1,320.86
                             10    $8,185.68   0.60387    $4,943.08   $    0.00
                             11    $8,185.68   0.55577    $4,549.39   $    0.00
                             12    $8,185.68   0.50574    $4,139.81   $    0.00
                             13    $8,185.68   0.45351    $3,712.32   $    0.00
                             14    $8,185.68   0.39881    $3,264.53   $    0.00
                             15    $8,185.68   0.34135    $2,794.21   $    0.00
                             16    $8,185.68   0.28086    $2,299.02   $    0.00
                             17    $8,185.68   0.21699    $1,776.23   $    0.00
                             18    $8,185.68   0.14933    $1,222.34   $    0.00
                             19    $8,185.68   0.07727    $  632.49   $    0.00
                             20    $8,185.68   0.00000    $    0.00   $    0.00

APPENDIX 3

                    CORRIDOR PERCENTAGES

ATTAINED AGE OF
THE INSURED                CORRIDOR
(NEAREST BIRTHDAY)        PERCENTAGE
------------------        ----------
         0-40                250%
          41                 243%
          42                 236%
          43                 229%
          44                 222%
          45                 215%
          46                 209%
          47                 203%
          48                 197%
          49                 191%
          50                 185%
          51                 178%
          52                 171%
          53                 164%
          54                 157%
          55                 150%
          56                 146%
          57                 142%
          58                 138%
          59                 134%
          60                 130%
          61                 128%
          62                 126%
          63                 124%
          64                 122%
          65                 120%
          66                 119%
          67                 118%
          68                 117%
          69                 116%
          70                 115%
          71                 113%
          72                 111%
          73                 109%
          74                 107%
         75-90               105%
          91                 104%
          92                 103%
          93                 102%
          94                 101%
         95-99               100%

APPENDIX 4

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS


                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefit Proceeds under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6%, or 12% over a period of years. However, it may fluctuate above and below those averages throughout the years shown. In that case, the actual Accumulation Values, Surrender Values and Death Benefit Proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated Premium. The illustrations also assume there are no Policy Loans or Partial Surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.



                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit Proceeds as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.75% of the daily net asset value of the Separate Account in years 1-10, 0.35% in years 11-20 and 0.20% in years 21 and later. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.83% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2001. Certain fund groups waive a portion of fund expenses or reimburse the funds for such expenses. Those waivers or reimbursements remain in effect for varying periods of time, are usually reviewed at least yearly by each fund group, and are within the fund group's control. The effect of discontinuing a waiver or reimbursement arrangement could result in higher expense levels for the affected fund, as shown in the Portfolio Expense Table. Assuming those waivers and reimbursements were discontinued, the arithmetic average would be equivalent to an annual effective rate of 0.89% of the daily net asset value of the Separate Account.



                    Considering charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at annual rates of -1.57%, 4.39% and 10.34% for years 1-10, -1.18%, 4.80% and
                    10.78% in years 11-20, and -1.03%, 4.96% and 10.95% in years
                    21 and later.


                    The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as preferred and standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefit Proceeds than those illustrated.

                    The illustrations also reflect the fact that the Company deducts a premium load of 5% from each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first fifteen Policy Years. Surrender Charges reflect, in part, age and Specified Amount, and are shown in the illustrations.

                    In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is a flat dollar charge of $15 per month in the first year. Current values reflect a current flat dollar monthly administrative expense charge of $5 (and guaranteed values, $10) in subsequent Policy Years.

                    Upon request, the Company will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.


                    The one-time administrative charge of not more than $250 for the Estate Tax Repeal Rider is not reflected in the illustrations.

                                  MALE    AGE 45    NONSMOKER
                                  PREFERRED -- $5,396 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


                        PREMIUMS
                        ACCUMULATED                                                                         SURRENDER VALUE
                           AT                  DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)      ANNUAL INVESTMENT
  END OF                5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF          RETURN OF
POLICY YEAR             PER YEAR      GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%
         --              --------     --------   --------   --------    -------    -------    --------    -------    --------

          1                 5,666     500,000    500,000     500,000      4,187      4,465       4,743          0          0
          2                11,615     500,000    500,000     500,000      6,655      7,421       8,222          0          0
          3                17,861     500,000    500,000     500,000      8,903     10,323      11,875          0          0
          4                24,420     500,000    500,000     500,000     10,924     13,159      15,712          0          0
          5                31,307     500,000    500,000     500,000     12,699     15,904      19,733          0      1,839

          6                38,538     500,000    500,000     500,000     14,217     18,542      23,946        841      5,167
          7                46,131     500,000    500,000     500,000     15,438     21,026      28,333      2,777      8,364
          8                54,103     500,000    500,000     500,000     16,334     23,316      32,883      4,413     11,394
          9                62,474     500,000    500,000     500,000     16,865     25,362      37,578      5,711     14,208
         10                71,264     500,000    500,000     500,000     16,986     27,105      42,393      6,628     16,747

         15               122,260     500,000    500,000     500,000     10,780     30,366      69,501     10,667     30,253
         20               187,345           0    500,000     500,000          0     16,113      98,892          0     16,113
         25               270,412           0          0     500,000          0          0     124,746          0          0
         30               376,429           0          0     500,000          0          0     130,162          0          0



  END OF                            SURR
POLICY YEAR            GROSS 12%   CHARGE
         --            --------    -------
          1                   0     16,590
          2                   0     15,992
          3                   0     15,371
          4                 983     14,730
          5               5,668     14,065
          6              10,571     13,376
          7              15,671     12,662
          8              20,962     11,922
          9              26,424     11,154
         10              32,035     10,358
         15              69,388        113
         20              98,892          0
         25             124,746          0
         30             130,162          0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  MALE    AGE 45    NONSMOKER
                                  PREFERRED -- $5,396 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 5,666     500,000    500,000     500,000      4,187      4,465       4,743
          2                11,615     500,000    500,000     500,000      8,253      9,069       9,919
          3                17,861     500,000    500,000     500,000     12,108     13,725      15,477
          4                24,420     500,000    500,000     500,000     15,792     18,473      21,497
          5                31,307     500,000    500,000     500,000     19,321     23,333      28,046

          6                38,538     500,000    500,000     500,000     22,695     28,308      35,177
          7                46,131     500,000    500,000     500,000     25,923     33,412      42,962
          8                54,103     500,000    500,000     500,000     29,054     38,699      51,521
          9                62,474     500,000    500,000     500,000     32,150     44,239      60,999
         10                71,264     500,000    500,000     500,000     35,249     50,083      71,530

         15               122,260     500,000    500,000     500,000     48,201     82,240     143,384
         20               187,345     500,000    500,000     500,000     53,677    116,609     259,644
         25               270,412     500,000    500,000     533,232     49,382    153,381     459,683
         30               376,429     500,000    500,000     855,342     25,286    187,004     799,385


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF       SURR
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%    CHARGE
---------------------  --------   --------   ---------   --------
          1                  0          0           0     16,590
          2                  0          0           0     15,992
          3                  0          0         106     15,371
          4              1,062      3,743       6,768     14,730
          5              5,256      9,268      13,981     14,065
          6              9,320     14,933      21,802     13,376
          7             13,262     20,750      30,300     12,662
          8             17,133     26,777      39,599     11,922
          9             20,996     33,085      49,845     11,154
         10             24,891     39,725      61,172     10,358
         15             48,088     82,127     143,271        113
         20             53,677    116,609     259,644          0
         25             49,382    153,381     459,683          0
         30             25,286    187,004     799,385          0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $9,184 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 9,643     500,000    500,000     500,000      6,736      7,196       7,658
          2                19,769     500,000    500,000     500,000      9,576     10,805      12,093
          3                30,400     500,000    500,000     500,000     11,907     14,104      16,519
          4                41,563     500,000    500,000     500,000     13,702     17,048      20,908
          5                53,285     500,000    500,000     500,000     14,927     19,585      25,227

          6                65,592     500,000    500,000     500,000     15,523     21,632      29,412
          7                78,515     500,000    500,000     500,000     15,421     23,092      33,385
          8                92,084     500,000    500,000     500,000     14,526     23,839      37,039
          9               106,331     500,000    500,000     500,000     12,728     23,725      40,241
         10               121,291     500,000    500,000     500,000      9,912     22,588      42,843

         15               208,086           0          0     500,000          0          0      41,957
         20               318,862           0          0           0          0          0           0
         25               460,242           0          0           0          0          0           0
         30               640,683           0          0           0          0          0           0


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF       SURR
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%    CHARGE
---------------------  --------   --------   ---------   --------
          1                  0          0           0     23,909
          2                  0          0           0     23,027
          3                  0          0           0     22,122
          4                  0          0           0     21,192
          5                  0          0       4,991     20,236
          6                  0      2,379      10,159     19,253
          7              1,342      9,013      19,306     14,079
          8              5,550     14,863      28,063      8,976
          9              8,342     19,339      35,855      4,386
         10              9,579     22,254      42,509        334
         15                  0          0      41,957          0
         20                  0          0           0          0
         25                  0          0           0          0
         30                  0          0           0          0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $9,184 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------

          1                 9,643     500,000    500,000       500,000     6,736      7,196         7,658
          2                19,769     500,000    500,000       500,000    13,234     14,575        15,973
          3                30,400     500,000    500,000       500,000    19,176     21,815        24,678
          4                41,563     500,000    500,000       500,000    24,858     29,208        34,126
          5                53,285     500,000    500,000       500,000    30,383     36,869        44,507

          6                65,592     500,000    500,000       500,000    35,679     44,734        55,848
          7                78,515     500,000    500,000       500,000    40,632     52,701        68,144
          8                92,084     500,000    500,000       500,000    45,307     60,839        81,572
          9               106,331     500,000    500,000       500,000    49,876     69,330        96,431
         10               121,291     500,000    500,000       500,000    54,520     78,371       113,055

         15               208,086     500,000    500,000       500,000    72,513    127,422       227,238
         20               318,862     500,000    500,000       500,000    78,487    181,380       420,364
         25               460,242     500,000    500,000       798,987    61,223    238,910       760,940
         30               640,683           0    500,000     1,390,533         0    292,870     1,324,317


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF        SURR
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%     CHARGE
---------------------  --------   --------   ----------   --------
          1                  0          0             0    23,909
          2                  0          0             0    23,027
          3                  0          0         2,557    22,122
          4              3,666      8,016        12,934    21,192
          5             10,148     16,633        24,271    20,236
          6             16,426     25,481        36,595    19,253
          7             26,554     38,622        54,065    14,079
          8             36,331     51,863        72,596     8,976
          9             45,490     64,944        92,045     4,386
         10             54,186     78,038       112,721       334
         15             72,513    127,422       227,238         0
         20             78,487    181,380       420,364         0
         25             61,223    238,910       760,940         0
         30                  0    292,870     1,324,317         0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  FEMALE    AGE 45    NONSMOKER
                                  PREFERRED -- $4,391 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1
                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 4,611     500,000    500,000     500,000      3,427      3,654       3,881
          2                 9,452     500,000    500,000     500,000      5,507      6,134       6,790
          3                14,535     500,000    500,000     500,000      7,441      8,608       9,882
          4                19,872     500,000    500,000     500,000      9,216     11,060      13,165
          5                25,476     500,000    500,000     500,000     10,826     13,483      16,651

          6                31,361     500,000    500,000     500,000     12,259     15,860      20,348
          7                37,539     500,000    500,000     500,000     13,508     18,182      24,272
          8                44,027     500,000    500,000     500,000     14,557     20,428      28,430
          9                50,839     500,000    500,000     500,000     15,380     22,566      32,823
         10                57,991     500,000    500,000     500,000     15,975     24,588      37,476

         15                99,489     500,000    500,000     500,000     15,900     33,431      67,233
         20               152,452     500,000    500,000     500,000      8,270     36,847     110,582
         25               220,048           0    500,000     500,000          0     24,889     173,509
         30               306,320           0          0     500,000          0          0     270,343


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF       SURR
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%    CHARGE
---------------------  --------   --------   ---------   --------
          1                  0          0           0     14,138
          2                  0          0           0     13,634
          3                  0          0           0     13,111
          4                  0          0         598     12,568
          5                  0      1,479       4,647     12,004
          6                840      4,441       8,929     11,419
          7              2,697      7,371      13,460     10,812
          8              4,377     10,247      18,250     10,181
          9              5,856     13,042      23,299      9,524
         10              7,133     15,746      28,634      8,842
         15             15,804     33,335      67,138         96
         20              8,270     36,847     110,582          0
         25                  0     24,889     173,509          0
         30                  0          0     270,343          0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  FEMALE    AGE 45    NONSMOKER
                                  PREFERRED -- $4,391 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 4,611     500,000    500,000     500,000      3,427      3,654       3,881
          2                 9,452     500,000    500,000     500,000      6,841      7,509       8,206
          3                14,535     500,000    500,000     500,000     10,045     11,374      12,815
          4                19,872     500,000    500,000     500,000     13,073     15,281      17,771
          5                25,476     500,000    500,000     500,000     15,964     19,269      23,150

          6                31,361     500,000    500,000     500,000     18,758     23,381      29,036
          7                37,539     500,000    500,000     500,000     21,472     27,640      35,501
          8                44,027     500,000    500,000     500,000     24,125     32,071      42,626
          9                50,839     500,000    500,000     500,000     26,748     36,712      50,511
         10                57,991     500,000    500,000     500,000     29,349     41,581      59,245

         15                99,489     500,000    500,000     500,000     40,733     68,829     119,132
         20               152,452     500,000    500,000     500,000     47,877     99,837     216,849
         25               220,048     500,000    500,000     500,000     49,332    135,342     383,140
         30               306,320     500,000    500,000     714,720     40,705    173,517     667,962


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF       SURR
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%    CHARGE
---------------------  --------   --------   ---------   --------
          1                  0          0           0     14,138
          2                  0          0           0     13,634
          3                  0          0           0     13,111
          4                506      2,714       5,204     12,568
          5              3,960      7,265      11,146     12,004
          6              7,339     11,962      17,617     11,419
          7             10,661     16,828      24,690     10,812
          8             13,945     21,891      32,446     10,181
          9             17,224     27,188      40,987      9,524
         10             20,507     32,739      50,403      8,842
         15             40,637     68,734     119,036         96
         20             47,877     99,837     216,849          0
         25             49,332    135,342     383,140          0
         30             40,705    173,517     667,962          0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $7,260 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 7,623     500,000    500,000     500,000      4,999      5,352       5,707
          2                15,627     500,000    500,000     500,000      7,923      8,883       9,888
          3                24,032     500,000    500,000     500,000     10,601     12,367      14,302
          4                32,856     500,000    500,000     500,000     13,046     15,816      18,989
          5                42,122     500,000    500,000     500,000     15,248     19,216      23,968

          6                51,851     500,000    500,000     500,000     17,182     22,539      29,248
          7                62,067     500,000    500,000     500,000     18,790     25,721      34,805
          8                72,793     500,000    500,000     500,000     19,996     28,676      40,597
          9                84,055     500,000    500,000     500,000     20,693     31,287      46,550
         10                95,881     500,000    500,000     500,000     20,806     33,459      52,615

         15               164,493     500,000    500,000     500,000     11,782     36,555      86,400
         20               252,062           0    500,000     500,000          0     13,605     121,881
         25               363,824           0          0     500,000          0          0     138,577
         30               506,463           0          0     500,000          0          0      76,828


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF       SURR
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%    CHARGE
---------------------  --------   --------   ---------   --------
          1                  0          0           0     19,690
          2                  0          0           0     18,988
          3                  0          0           0     18,261
          4                  0          0       1,482     17,507
          5                  0      2,493       7,244     16,724
          6              1,272      6,629      13,338     15,910
          7              7,161     14,092      23,176     11,629
          8             12,588     21,268      33,190      7,408
          9             17,078     27,672      42,935      3,615
         10             20,531     33,184      52,340        275
         15             11,782     36,555      86,400          0
         20                  0     13,605     121,881          0
         25                  0          0     138,577          0
         30                  0          0      76,828          0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $7,260 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------

          1                 7,623     500,000    500,000       500,000     4,999      5,352         5,707
          2                15,627     500,000    500,000       500,000     9,842     10,861        11,925
          3                24,032     500,000    500,000       500,000    14,468     16,471        18,645
          4                32,856     500,000    500,000       500,000    18,941     22,247        25,985
          5                42,122     500,000    500,000       500,000    23,231     28,169        33,982

          6                51,851     500,000    500,000       500,000    27,421     34,325        42,792
          7                62,067     500,000    500,000       500,000    31,514     40,731        52,507
          8                72,793     500,000    500,000       500,000    35,512     47,398        63,228
          9                84,055     500,000    500,000       500,000    39,312     54,237        74,962
         10                95,881     500,000    500,000       500,000    42,882     61,225        87,793

         15               164,493     500,000    500,000       500,000    58,883    101,160       177,378
         20               252,062     500,000    500,000       500,000    69,418    148,491       328,359
         25               363,824     500,000    500,000       621,606    66,793    200,858       592,006
         30               506,463     500,000    500,000     1,087,766    38,147    254,975     1,035,967


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF        SURR
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%     CHARGE
---------------------  --------   --------   ----------   --------
          1                  0          0             0    19,690
          2                  0          0             0    18,988
          3                  0          0           384    18,261
          4              1,434      4,740         8,478    17,507
          5              6,507     11,445        17,258    16,724
          6             11,511     18,415        26,882    15,910
          7             19,885     29,102        40,878    11,629
          8             28,104     39,991        55,820     7,408
          9             35,697     50,622        71,347     3,615
         10             42,607     60,950        87,518       275
         15             58,883    101,160       177,378         0
         20             69,418    148,491       328,359         0
         25             66,793    200,858       592,006         0
         30             38,147    254,975     1,035,967         0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse without payment of additional Premium.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                        CONTRACT PURCHASES                     MORTALITY & EXPENSE CHARGES  CONTRACT REDEMPTIONS
                                        DUE FROM THE LINCOLN                   PAYABLE TO THE LINCOLN       DUE TO THE LINCOLN
                                        NATIONAL LIFE                          NATIONAL LIFE                NATIONAL LIFE
SUBACCOUNT                 INVESTMENTS  INSURANCE COMPANY     TOTAL ASSETS     INSURANCE COMPANY            INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
   Appreciation            $3,041,097   $              1,403  $     3,042,500  $                       202  $                 --
AIM V.I. Diversified
   Income                     613,538                      6          613,544                           40                    --
AIM V.I. Growth            20,608,450                     --       20,608,450                        1,341               336,674
AIM V.I. International
   Equity                   3,304,417                     --        3,304,417                          216                86,633
AIM V.I. Value             31,247,295                 52,022       31,299,317                        2,041                    --
AFIS Growth Class 2        19,757,870                111,019       19,868,889                        1,317                    --
AFIS Growth -- Income
   Class 2                 13,813,218                 42,368       13,855,586                          909                    --
AFIS Global Small
   Capitalization
   Class 2                  2,456,168                 39,513        2,495,681                          165                    --
AFIS International
   Class 2                    252,861                  1,905          254,766                           16                    --
AVPSF Premier Growth           50,437                 31,035           81,472                            4                    --
AVPSF Growth and Income     1,077,193                     --        1,077,193                           69               342,763
AVPSF AllianceBernstein
   Small Cap Value             98,551                    457           99,008                            6                    --
AVPSF Technology               21,876                      9           21,885                            1                    --
Baron Capital Asset
   Insurance Shares         2,917,815                  5,500        2,923,315                          193                    --
Deutsche VIT EAFE Equity
   Index                    2,483,046                  7,532        2,490,578                          162                    --
Deutsche VIT Equity 500
   Index                   37,701,445                 72,713       37,774,158                        2,460                    --
Deutsche VIT Small Cap
   Index                    3,904,037                 15,893        3,919,930                          253                    --
DGPF High Yield             1,245,203                 11,201        1,256,404                           82                    --
DGPF Devon                    333,745                     --          333,745                           21                     6
DGPF Emerging Markets       1,674,453                     --        1,674,453                          105                 2,748
DGPF Growth and Income         20,691                      9           20,700                            1                    --
DGPF Small Cap Value       10,555,606                     --       10,555,606                          686               241,057
DGPF REIT                   1,940,048                  3,686        1,943,734                          126                    --
DGPF Trend                 14,186,266                     --       14,186,266                          929               216,199
DGPF U.S. Growth                3,562                     --            3,562                           --                    --
Fidelity VIP
   Equity-Income            4,821,433                    935        4,822,368                          319                    --
Fidelity VIP
   Equity-Income Service
   Class                      136,831                  3,617          140,448                            8                    --
Fidelity VIP Growth
   Service Class            3,151,735                 80,835        3,232,570                          212                    --
Fidelity VIP High Income
   Service Class            1,614,721                    261        1,614,982                          106                    --
Fidelity VIP Overseas
   Service Class               34,588                  9,345           43,933                            2                    --
Fidelity VIP II Asset
   Manager                    877,809                     --          877,809                           58                   382
Fidelity VIP II
   Contrafund Service
   Class                   11,590,547                 63,126       11,653,673                          748                    --
Fidelity VIP II
   Investment Grade Bond    3,163,646                 22,785        3,186,431                          207                    --
Fidelity VIP III Growth
   Opportunities Service
   Class                    4,225,445                    349        4,225,794                          271                    --

See accompanying notes.


SUBACCOUNT                 NET ASSETS
-------------------------
AIM V.I. Capital
   Appreciation            $      3,042,298
AIM V.I. Diversified
   Income                           613,504
AIM V.I. Growth                  20,270,435
AIM V.I. International
   Equity                         3,217,568
AIM V.I. Value                   31,297,276
AFIS Growth Class 2              19,867,572
AFIS Growth -- Income
   Class 2                       13,854,677
AFIS Global Small
   Capitalization
   Class 2                        2,495,516
AFIS International
   Class 2                          254,750
AVPSF Premier Growth                 81,468
AVPSF Growth and Income             734,361
AVPSF AllianceBernstein
   Small Cap Value                   99,002
AVPSF Technology                     21,884
Baron Capital Asset
   Insurance Shares               2,923,122
Deutsche VIT EAFE Equity
   Index                          2,490,416
Deutsche VIT Equity 500
   Index                         37,771,698
Deutsche VIT Small Cap
   Index                          3,919,677
DGPF High Yield                   1,256,322
DGPF Devon                          333,718
DGPF Emerging Markets             1,671,600
DGPF Growth and Income               20,699
DGPF Small Cap Value             10,313,863
DGPF REIT                         1,943,608
DGPF Trend                       13,969,138
DGPF U.S. Growth                      3,562
Fidelity VIP
   Equity-Income                  4,822,049
Fidelity VIP
   Equity-Income Service
   Class                            140,440
Fidelity VIP Growth
   Service Class                  3,232,358
Fidelity VIP High Income
   Service Class                  1,614,876
Fidelity VIP Overseas
   Service Class                     43,931
Fidelity VIP II Asset
   Manager                          877,369
Fidelity VIP II
   Contrafund Service
   Class                         11,652,925
Fidelity VIP II
   Investment Grade Bond          3,186,224
Fidelity VIP III Growth
   Opportunities Service
   Class                          4,225,523
See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2001

                                        CONTRACT PURCHASES                     MORTALITY & EXPENSE CHARGES  CONTRACT REDEMPTIONS
                                        DUE FROM THE LINCOLN                   PAYABLE TO THE LINCOLN       DUE TO THE LINCOLN
                                        NATIONAL LIFE                          NATIONAL LIFE                NATIONAL LIFE
SUBACCOUNT                 INVESTMENTS  INSURANCE COMPANY     TOTAL ASSETS     INSURANCE COMPANY            INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen
   Series Balanced         $16,269,820  $                 --  $    16,269,820  $                     1,069  $              3,347
Janus Aspen
   Series Worldwide
   Growth                  20,170,005                 45,602       20,215,607                        1,311                    --
Janus Aspen
   Series Aggressive
   Growth Service Shares       55,489                     24           55,513                            3                    --
Janus Aspen
   Series Balanced
   Service Shares             685,999                     --          685,999                           43               203,769
Janus Aspen
   Series Global
   Technology Service
   Shares                   2,018,315                    219        2,018,534                          133                    --
Janus Aspen
   Series Worldwide
   Growth Service Shares      718,572                     --          718,572                           47               144,901
LN Aggressive Growth            3,212                      4            3,216                           --                    --
LN Bond                    19,368,911                     --       19,368,911                        1,237               389,736
LN Capital Appreciation     7,436,807                 59,476        7,496,283                          492                    --
LN Equity-Income            2,568,053                 59,379        2,627,432                          172                    --
LN Global Asset
   Allocation                 519,917                    230          520,147                           34                    --
LN International               14,731                  1,957           16,688                            1                    --
LN Money Market            40,460,079              1,254,212       41,714,291                        2,723                    --
LN Social Awareness         1,360,889                     --        1,360,889                           87                 4,337
MFS VIT Capital
   Opportunities               97,934                  3,191          101,125                            6                    --
MFS VIT Emerging Growth    14,147,961                 52,702       14,200,663                          925                    --
MFS VIT Total Return       10,907,706                 64,720       10,972,426                          722                    --
MFS VIT Utilities           6,201,856                 52,719        6,254,575                          409                    --
NB AMT Mid-Cap Growth       7,968,259                 57,041        8,025,300                          521                    --
NB AMT Partners             1,269,176                  9,162        1,278,338                           84                    --
NB AMT Regency                 89,943                  2,396           92,339                            5                    --
OCC Accumulation Global
   Equity                     729,185                 13,803          742,988                           48                    --
OCC Accumulation Managed      861,263                     --          861,263                           57                   937
Putnam VT Growth and
   Income Class IB            281,949                      9          281,958                           18                    --
Putnam VT Health Sciences
   Class IB                   117,670                  2,815          120,485                            9                    --
Templeton Asset Strategy      347,657                     --          347,657                           23                   664
Templeton International
   Securities               3,223,302                     --        3,223,302                          211                   323
Templeton International
   Securities Class 2       4,627,842                  3,010        4,630,852                          298                    --
Templeton Growth
   Securities                 972,283                 23,457          995,740                           63                    --
Templeton Growth
   Securities Class 2         904,243                     --          904,243                           60                 2,625
Franklin Smalll Cap           161,027                  2,689          163,716                           10                    --


SUBACCOUNT                 NET ASSETS
-------------------------
Janus Aspen
   Series Balanced         $     16,265,404
Janus Aspen
   Series Worldwide
   Growth                        20,214,296
Janus Aspen
   Series Aggressive
   Growth Service Shares             55,510
Janus Aspen
   Series Balanced
   Service Shares                   482,187
Janus Aspen
   Series Global
   Technology Service
   Shares                         2,018,401
Janus Aspen
   Series Worldwide
   Growth Service Shares            573,624
LN Aggressive Growth                  3,216
LN Bond                          18,977,938
LN Capital Appreciation           7,495,791
LN Equity-Income                  2,627,260
LN Global Asset
   Allocation                       520,113
LN International                     16,687
LN Money Market                  41,711,568
LN Social Awareness               1,356,465
MFS VIT Capital
   Opportunities                    101,119
MFS VIT Emerging Growth          14,199,738
MFS VIT Total Return             10,971,704
MFS VIT Utilities                 6,254,166
NB AMT Mid-Cap Growth             8,024,779
NB AMT Partners                   1,278,254
NB AMT Regency                       92,334
OCC Accumulation Global
   Equity                           742,940
OCC Accumulation Managed            860,269
Putnam VT Growth and
   Income Class IB                  281,940
Putnam VT Health Sciences
   Class IB                         120,476
Templeton Asset Strategy            346,970
Templeton International
   Securities                     3,222,768
Templeton International
   Securities Class 2             4,630,554
Templeton Growth
   Securities                       995,677
Templeton Growth
   Securities Class 2               901,558
Franklin Smalll Cap                 163,706

                                          AFFILIATED    NON-AFFILIATED
----------------------------------------------------------------------
Investments at Cost                       $106,531,929   $325,613,104
Investments at Market                      101,692,173    265,793,525

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                      AIM           AIM                       AIM                                        AFIS        AFIS
                      V.I.          V.I.         AIM          V.I.           AIM           AFIS          GROWTH-     GLOBAL SMALL
                      CAPITAL       DIVERSIFIED  V.I.         INTERNATIONAL  V.I.          GROWTH        INCOME      CAPITALIZATION
                      APPRECIATION  INCOME       GROWTH       EQUITY         VALUE         CLASS 2       CLASS 2     CLASS 2
                      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income            $    2,374   $   28,453   $    19,481  $         827  $     32,972  $         --  $        5  $           --
  - Dividends from
     net realized
     gains on
     investments           74,078           --       341,494          3,472       172,422         1,059         211             107
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                 (14,995)      (2,683)      (21,104)            --       (29,392)           --          --              --
  - VUL-CV                     --           --        (9,893)          (195)      (10,866)           --          --              --
  - VUL-DB                     --           --           (18)            (2)          (23)           (8)         (2)             (2)
                       ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INVESTMENT
   INCOME (LOSS)           61,457       25,770       329,960          4,102       165,113         1,051         214             105
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           57,689       (1,348)       82,345            282        94,081             2          (1)              6
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          894,541      (32,495)    1,409,677         33,598     1,487,488           622        (100)            195
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            952,230      (33,843)    1,492,022         33,880     1,581,569           624        (101)            201
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $1,013,687   $   (8,073)  $ 1,821,982  $      37,982  $  1,746,682  $      1,675  $      113  $          306
--------------------   ==========   ==========   ===========  =============  ============  ============  ==========  ==============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income            $       --   $   35,222   $     1,880  $       4,674  $     32,859  $         --  $       28  $           26
  - Dividends from
     net realized
     gains on
     investments          100,355           --       651,955        119,634     1,144,727           457         243             192
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                 (32,194)      (4,088)      (41,157)            --       (52,192)           --          --              --
  - VUL-CV                     --           --       (86,204)        (6,449)     (105,345)      (12,601)     (3,313)         (1,466)
  - VUL-DB                     --           --        (8,721)        (1,958)      (13,805)       (4,327)     (1,579)           (883)
                       ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INVESTMENT
   INCOME (LOSS)           68,161       31,134       517,753        115,901     1,006,244       (16,471)     (4,621)         (2,131)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          139,558       (6,608)       90,773         11,065        54,495       (46,343)       (364)        (43,833)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (667,068)     (24,290)   (5,829,383)      (463,543)   (5,395,607)     (394,729)     95,631         (91,714)
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (527,510)     (30,898)   (5,738,610)      (452,478)   (5,341,112)     (441,072)     95,267        (135,547)
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $ (459,349)  $      236   $(5,220,857) $    (336,577) $ (4,334,868) $   (457,543) $   90,646  $     (137,678)
--------------------   ==========   ==========   ===========  =============  ============  ============  ==========  ==============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income            $  243,083   $   42,381   $    46,740  $      10,918  $     40,452  $     61,269  $  150,195  $        9,979
  - Dividends from
     net realized
     gains on
     investments               --           --            --         85,381       614,061     3,503,913     842,379          79,181
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                 (24,921)      (4,790)      (28,434)            --       (47,123)           --          --              --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                     --           --       (93,666)       (13,543)     (135,018)      (64,017)    (44,022)         (5,466)
  - VUL-DB, VL-DB
     Elite                     --           --       (27,198)        (8,085)      (41,389)      (37,633)    (20,101)         (4,717)
  - VUL-MG                     --           --            (3)            (3)           (3)           (3)         (3)             (3)
                       ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INVESTMENT
   INCOME (LOSS)          218,162       37,591      (102,561)        74,668       430,980     3,463,529     928,448          78,974
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          (37,136)      (8,126)   (1,125,289)      (425,723)     (472,353)     (394,227)    (85,800)       (120,286)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments       (1,068,855)     (13,686)   (6,904,313)      (340,420)   (3,876,000)   (5,097,179)   (729,386)        (32,865)
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS         (1,105,991)     (21,812)   (8,029,602)      (766,143)   (4,348,353)   (5,491,406)   (815,186)       (153,151)
--------------------   ----------   ----------   -----------  -------------  ------------  ------------  ----------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $ (887,829)  $   15,779   $(8,132,163) $    (691,475) $ (3,917,373) $ (2,027,877) $  113,262  $      (74,177)
--------------------   ==========   ==========   ===========  =============  ============  ============  ==========  ==============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                                            BARON
                                                             AVPSF                          CAPITAL     DEUTSCHE      DEUTSCHE
                      AFIS           AVPSF       AVPSF       ALLIANCEBERNSTEIN              ASSET       VIT           VIT
                      INTERNATIONAL  PREMIER     GROWTH AND  SMALL CAP          AVPSF       INSURANCE   EAFE          EQUITY
                      CLASS 2        GROWTH      INCOME      VALUE              TECHNOLOGY  SHARES      EQUITY INDEX  500 INDEX
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $          --  $       --  $       --  $              --  $       --  $        1  $      9,596  $    125,411
  - Dividends from
     net realized
     gains on
     investments                 --          --          --                 --          --          11        17,927        58,975
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                        --          --          --                 --          --          --            --       (57,431)
  - VUL-CV                       --          --          --                 --          --        (263)         (654)      (12,968)
  - VUL-DB                       --          --          --                 --          --          (2)           (3)          (13)
                      -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INVESTMENT
   INCOME (LOSS)                 --          --          --                 --          --        (253)       26,866       113,974
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                 --          --          --                 --          --        (623)        2,214       121,178
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 --          --          --                 --          --      29,918        39,201     1,738,936
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                   --          --          --                 --          --      29,295        41,415     1,860,114
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $          --  $       --  $       --  $              --  $       --  $   29,042  $     68,281  $  1,974,088
--------------------  =============  ==========  ==========  =================  ==========  ==========  ============  ============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $          --  $       --  $       --  $              --  $       --  $       --  $         --  $      7,722
  - Dividends from
     net realized
     gains on
     investments                 --          --          --                 --          --       1,627        24,441         9,669
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                        --          --          --                 --          --          --            --       (87,425)
  - VUL-CV                       --          --          --                 --          --      (4,693)       (8,349)     (107,100)
  - VUL-DB                       --          --          --                 --          --        (477)         (862)       (7,127)
                      -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INVESTMENT
   INCOME (LOSS)                 --          --          --                 --          --      (3,543)       15,230      (184,261)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                 --          --          --                 --          --       6,090       (13,638)      226,998
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 --          --          --                 --          --     (31,003)     (213,470)   (2,918,630)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                   --          --          --                 --          --     (24,913)     (227,108)   (2,691,632)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $          --  $       --  $       --  $              --  $       --  $  (28,456) $   (211,878) $ (2,875,893)
--------------------  =============  ==========  ==========  =================  ==========  ==========  ============  ============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $          --  $       --  $       --  $              --  $       --  $       --  $         --  $    299,706
  - Dividends from
     net realized
     gains on
     investments                 --          --          --                 --          --       6,706            --        31,238
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                        --          --          --                 --          --          --            --       (79,319)
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                     (113)        (12)       (308)               (70)         (4)     (9,532)      (10,374)     (147,407)
  - VUL-DB, VL-DB
     Elite                      (51)        (21)        (89)               (15)        (17)     (3,639)       (2,604)      (25,132)
  - VUL-MG                       (3)         (3)         (3)                (3)         (3)         --            (3)           (3)
                      -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INVESTMENT
   INCOME (LOSS)               (167)        (36)       (400)               (88)        (24)     (6,465)      (12,981)       79,083
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                 (5)         16          82                233          13       3,435      (198,137)     (587,211)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              3,755       1,024       7,363              6,159         807     261,352      (252,785)   (3,822,243)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                3,750       1,040       7,445              6,392         820     264,787      (450,922)   (4,409,454)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $       3,583  $    1,004  $    7,045  $           6,304  $      796  $  258,322  $   (463,903) $ (4,330,371)
--------------------  =============  ==========  ==========  =================  ==========  ==========  ============  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                      DEUTSCHE
                      VIT                                 DGPF        DGPF        DGPF
                      SMALL       DGPF        DGPF        EMERGING    GROWTH AND  SMALL       DGPF        DGPF
                      CAP INDEX   HIGH YIELD  DEVON       MARKETS     INCOME      CAP VALUE   REIT        TREND
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    4,719  $    4,476  $       --  $      747     $ --     $    7,394  $       --  $        46
  - Dividends from
     net realized
     gains on
     investments          13,510          --          --          --       --          3,033          --           --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --          --          --      (1,046)      --         (8,959)         --       (7,115)
  - VUL-CV                  (508)       (308)        (57)       (395)      --           (600)        (15)      (1,652)
  - VUL-DB                    (2)         (2)         (2)         (6)      --             (2)         (2)          (5)
                      ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INVESTMENT
   INCOME (LOSS)          17,719       4,166         (59)       (700)      --            866         (17)      (8,726)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments             614        (227)        140         618       --        (14,536)        (19)      22,249
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          38,073      (3,867)        812     106,630       --        (17,712)         47      899,442
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            38,687      (4,094)        952     107,248       --        (32,248)         28      921,691
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $   56,406  $       72  $      893  $  106,548     $ --     $  (31,382) $       11  $   912,965
--------------------  ==========  ==========  ==========  ==========     ====     ==========  ==========  ===========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    2,149  $    8,817  $    1,671  $   11,946     $ --     $   33,143  $      990  $        --
  - Dividends from
     net realized
     gains on
     investments           8,915          --          --          --       --         41,385          --      353,085
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --          --          --      (2,314)      --        (13,692)         --      (21,899)
  - VUL-CV                (8,986)     (2,673)     (1,449)     (3,787)      --        (14,337)     (1,069)     (37,969)
  - VUL-DB                (1,117)       (399)         (9)       (782)      --         (2,147)       (123)      (4,792)
                      ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INVESTMENT
   INCOME (LOSS)             961       5,745         213       5,063       --         44,352        (202)     288,425
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          19,708      (6,991)        236      17,360       --         24,242       4,794      147,718
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (83,719)    (76,502)    (30,803)   (259,199)      --        721,013      38,476   (2,279,088)
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (64,011)    (83,493)    (30,567)   (241,839)      --        745,255      43,270   (2,131,370)
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  (63,050) $  (77,748) $  (30,354) $ (236,776)    $ --     $  789,607  $   43,068  $(1,842,945)
--------------------  ==========  ==========  ==========  ==========     ====     ==========  ==========  ===========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   21,675  $   79,988  $    2,024  $    5,763     $ --     $   59,494  $   12,742  $        --
  - Dividends from
     net realized
     gains on
     investments         174,493          --          --          --       --             --       2,621           --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --          --          --      (2,213)      --        (17,226)         --      (18,359)
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite               (16,444)     (5,564)     (2,237)     (6,548)      (8)       (29,877)     (6,126)     (50,452)
  - VUL-DB, VL-DB
     Elite                (4,807)     (2,033)        (87)     (1,837)      (2)        (8,914)     (2,465)     (19,164)
  - VUL-MG                    (3)         (3)         --          --       (3)            (3)         (3)          (3)
                      ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INVESTMENT
   INCOME (LOSS)         174,914      72,388        (300)     (4,835)     (13)         3,474       6,769      (87,978)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments         (32,455)    (90,590)    (16,195)    (83,705)       8        150,851      20,945     (485,973)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (37,140)    (40,817)    (14,853)    144,753      397        675,706      84,538   (1,111,266)
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (69,595)   (131,407)    (31,048)     61,048      405        826,557     105,483   (1,597,239)
--------------------  ----------  ----------  ----------  ----------     ----     ----------  ----------  -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  105,319  $  (59,019) $  (31,348) $   56,213     $392     $  830,031  $  112,252  $(1,685,217)
--------------------  ==========  ==========  ==========  ==========     ====     ==========  ==========  ===========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                              FIDELITY                      FIDELITY
                                  FIDELITY    VIP            FIDELITY       VIP            FIDELITY       FIDELITY    FIDELITY
                      DGPF        VIP         EQUITY-        VIP            HIGH           VIP            VIP II      VIP II
                      U.S.        EQUITY-     INCOME         GROWTH         INCOME         OVERSEAS       ASSET       CONTRAFUND
                      GROWTH      INCOME      SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  MANAGER     SERVICE CLASS
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $   18,261     $   --      $          --  $          --      $ --       $    4,204   $        --
  - Dividends from
     net realized
     gains on
     investments           --         40,365         --                 --             --        --            5,324            --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --        (23,929)        --                 --             --        --           (3,903)           --
  - VUL-CV                 --             --         --                 --             --        --               --        (3,052)
  - VUL-DB                 --             --         --                 --             --        --               --            (8)
                         ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INVESTMENT
   INCOME (LOSS)           --         34,697         --                 --             --        --            5,625        (3,060)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           --          5,664         --                 --             --        --            1,235         8,471
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           --        (12,316)        --                 --             --        --           55,916       213,827
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             --         (6,652)        --                 --             --        --           57,151       222,298
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $ --     $   28,045     $   --      $          --  $          --      $ --       $   62,776   $   219,238
--------------------     ====     ==========     ======      =============  =============      ====       ==========   ===========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $   74,690     $   --      $          --  $          --      $ --       $   27,005   $     9,657
  - Dividends from
     net realized
     gains on
     investments           --        281,392         --                 --             --        --           63,622       350,540
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --        (37,371)        --                 --             --        --           (7,387)           --
  - VUL-CV                 --             --         --             (1,221)          (521)       --               --       (35,895)
  - VUL-DB                 --             --         --               (788)          (381)       --               --        (5,069)
                         ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INVESTMENT
   INCOME (LOSS)           --        318,711         --             (2,009)          (902)       --           83,240       319,233
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           --        (29,769)        --             (2,186)        (3,001)       --           (1,945)      (26,825)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           --         94,901         --           (118,457)       (53,551)       --         (126,313)     (817,993)
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             --         65,132         --           (120,643)       (56,552)       --         (128,258)     (844,818)
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $ --     $  383,843     $   --      $    (122,652) $     (57,454)     $ --       $  (45,018)  $  (525,585)
--------------------     ====     ==========     ======      =============  =============      ====       ==========   ===========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $   86,294     $   --      $          --  $      74,718      $ --       $   35,348   $    55,371
  - Dividends from
     net realized
     gains on
     investments           --        242,445         --            107,546             --        --           13,255       221,486
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --        (39,828)        --                 --             --        --           (6,958)           --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                 (3)            --        (52)            (9,324)        (5,121)      (24)              --       (56,085)
  - VUL-DB, VL-DB
     Elite                 (2)            --        (14)            (8,044)        (3,649)       (7)              --       (16,073)
  - VUL-MG                 (3)            --         (3)                (3)            --        (3)              --            (3)
                         ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INVESTMENT
   INCOME (LOSS)           (8)       288,911        (69)            90,175         65,948       (34)          41,645       204,696
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments            9        (52,497)         5            (93,606)       (63,212)       13          (20,998)     (215,631)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          325       (534,784)     2,802           (352,036)      (161,147)      770          (64,795)   (1,103,728)
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            334       (587,281)     2,807           (445,642)      (224,359)      783          (85,793)   (1,319,359)
--------------------     ----     ----------     ------      -------------  -------------      ----       ----------   -----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $326     $ (298,370)    $2,738      $    (355,467) $    (158,411)     $749       $  (44,148)  $(1,114,663)
--------------------     ====     ==========     ======      =============  =============      ====       ==========   ===========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                             JANUS                           JANUS
                                  FIDELITY                     JANUS         ASPEN           JANUS           ASPEN
                      FIDELITY    VIP III        JANUS         ASPEN         SERIES          ASPEN           SERIES
                      VIP II      GROWTH         ASPEN         SERIES        AGGRESSIVE      SERIES          GLOBAL
                      INVESTMENT  OPPORTUNITIES  SERIES        WORLDWIDE     GROWTH          BALANCED        TECHNOLOGY
                      GRADE BOND  SERVICE CLASS  BALANCED      GROWTH        SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                      SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   21,279  $          --  $     31,010  $          3      $   --          $   --      $           --
  - Dividends from
     net realized
     gains on
     investments           6,676             --            --            --          --              --                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                (11,282)            --            --            --          --              --                  --
  - VUL-CV                    --         (1,669)       (3,457)       (4,060)         --              --                  --
  - VUL-DB                    --             (2)          (11)          (14)         --              --                  --
                      ----------  -------------  ------------  ------------      ------          ------      --------------
NET INVESTMENT
   INCOME (LOSS)          16,673         (1,671)       27,542        (4,071)         --              --                  --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          (6,618)        (2,551)       15,984        13,553          --              --                  --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (28,284)        35,718       187,623       718,343          --              --                  --
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (34,902)        33,167       203,607       731,896          --              --                  --
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  (18,229) $      31,496  $    231,149  $    727,825      $   --          $   --      $           --
--------------------  ==========  =============  ============  ============      ======          ======      ==============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $  159,906  $      21,943  $    459,719  $    238,770      $   --          $   --      $        4,754
  - Dividends from
     net realized
     gains on
     investments              --        115,401       414,591       742,723          --              --                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                (20,088)            --            --            --          --              --                  --
  - VUL-CV                    --        (18,599)      (45,980)      (72,583)         --              --                (862)
  - VUL-DB                    --         (1,485)      (13,633)      (15,593)         --              --                (305)
                      ----------  -------------  ------------  ------------      ------          ------      --------------
NET INVESTMENT
   INCOME (LOSS)         139,818        117,260       814,697       893,317          --              --               3,587
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments         (20,058)       (44,534)      (37,050)      (35,065)         --              --              (6,470)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         133,439       (648,551)   (1,161,208)   (4,001,340)         --              --            (161,220)
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           113,381       (693,085)   (1,198,258)   (4,036,405)         --              --            (167,690)
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  253,199  $    (575,825) $   (383,561) $ (3,143,088)     $   --          $   --      $     (164,103)
--------------------  ==========  =============  ============  ============      ======          ======      ==============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $  154,762  $       9,052  $    398,228  $     98,669      $   --          $3,490      $       11,274
  - Dividends from
     net realized
     gains on
     investments              --             --            --            --          --              --                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                (24,102)            --            --            --          --              --                  --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                    --        (24,364)      (75,176)     (105,845)        (28)           (139)            (10,012)
  - VUL-DB, VL-DB
     Elite                    --         (4,367)      (36,349)      (39,481)         (2)            (19)             (3,650)
  - VUL-MG                    --             --            --            --          (3)             (3)                 --
                      ----------  -------------  ------------  ------------      ------          ------      --------------
NET INVESTMENT
   INCOME (LOSS)         130,660        (19,679)      286,703       (46,657)        (33)          3,329              (2,388)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          14,147       (155,649)     (178,380)     (608,287)         47               5            (225,309)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          71,719       (404,657)     (822,118)   (4,121,807)      1,458            (678)           (570,229)
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            85,866       (560,306)   (1,000,498)   (4,730,094)      1,505            (673)           (795,538)
--------------------  ----------  -------------  ------------  ------------      ------          ------      --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  216,526  $    (579,985) $   (713,795) $ (4,776,751)     $1,472          $2,656      $     (797,926)
--------------------  ==========  =============  ============  ============      ======          ======      ==============

                      JANUS
                      ASPEN
                      SERIES
                      WORLDWIDE
                      GROWTH
                      SERVICE SHARES
                      SUBACCOUNT
--------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $           --
  - Dividends from
     net realized
     gains on
     investments                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                         --
  - VUL-CV                        --
  - VUL-DB                        --
                      --------------
NET INVESTMENT
   INCOME (LOSS)                  --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                  --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  --
--------------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                    --
--------------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $           --
--------------------  ==============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $           --
  - Dividends from
     net realized
     gains on
     investments                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                         --
  - VUL-CV                        --
  - VUL-DB                        --
                      --------------
NET INVESTMENT
   INCOME (LOSS)                  --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                  --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  --
--------------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                    --
--------------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $           --
--------------------  ==============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $          369
  - Dividends from
     net realized
     gains on
     investments                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                         --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                      (120)
  - VUL-DB, VL-DB
     Elite                      (342)
  - VUL-MG                        (3)
                      --------------
NET INVESTMENT
   INCOME (LOSS)                 (96)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                 547
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              20,633
--------------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                21,180
--------------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $       21,084
--------------------  ==============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                           LN
                      LN                        LN             LN          GLOBAL                     LN              LN
                      AGGRESSIVE  LN            CAPITAL        EQUITY-     ASSET       LN             MONEY           SOCIAL
                      GROWTH      BOND          APPRECIATION   INCOME      ALLOCATION  INTERNATIONAL  MARKET          AWARENESS
                      SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $     21,511  $          --  $      297  $      374      $ --       $      293,414  $    1,906
  - Dividends from
     net realized
     gains on
     investments           --               --             --          --          --        --                   --          --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --               --             --          --          --        --              (34,391)         --
  - VUL-CV                 --           (1,523)        (2,227)       (153)       (133)       --              (13,538)     (1,071)
  - VUL-DB                 --               (3)           (13)         (2)         (2)       --                 (135)         (2)
                         ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INVESTMENT
   INCOME (LOSS)           --           19,985         (2,240)        142         239        --              245,350         833
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           --             (144)        24,904         519          12        --                   --       2,621
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           --          (45,375)       209,924       7,477       6,950        --                   --      41,921
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             --          (45,519)       234,828       7,996       6,962        --                   --      44,542
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $ --     $    (25,534) $     232,588  $    8,138  $    7,201      $ --       $      245,350  $   45,375
--------------------     ====     ============  =============  ==========  ==========      ====       ==============  ==========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $    494,240  $          --  $    5,315  $       --      $ --       $      931,333  $    6,836
  - Dividends from
     net realized
     gains on
     investments           --               --        216,474     139,852      18,793        --                   --      70,948
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --               --             --          --          --        --              (32,998)         --
  - VUL-CV                 --          (41,650)       (34,731)     (3,424)     (1,575)       --              (59,897)     (6,368)
  - VUL-DB                 --           (3,278)        (4,498)       (556)       (119)       --              (29,772)       (193)
                         ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INVESTMENT
   INCOME (LOSS)           --          449,312        177,245     141,187      17,099        --              808,666      71,223
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           --           12,040         (3,150)    (15,177)    (10,778)       --                   --         916
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           --          182,850     (1,422,694)    (54,510)    (21,545)       --                   --    (157,135)
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             --          194,890     (1,425,844)    (69,687)    (32,323)       --                   --    (156,219)
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $ --     $    644,202  $  (1,248,599) $   71,500  $  (15,224)     $ --       $      808,666  $  (84,996)
--------------------     ====     ============  =============  ==========  ==========      ====       ==============  ==========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $ --     $    752,916  $          --  $   25,168  $    1,635      $ 25       $    1,082,841  $    8,523
  - Dividends from
     net realized
     gains on
     investments           --               --        660,164      72,891      17,201        --                   --     260,060
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                  --               --             --          --          --        --              (35,414)         --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                 (2)         (80,642)       (39,818)     (8,821)     (1,693)       (3)            (104,925)     (7,475)
  - VUL-DB, VL-DB
     Elite                 (3)         (23,314)       (16,996)     (5,130)       (580)       (7)             (92,566)       (978)
  - VUL-MG                 (3)              (3)            (3)         --          (3)       (3)                  (3)         (3)
                         ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INVESTMENT
   INCOME (LOSS)           (8)         648,957        603,347      84,108      16,560        12              849,933     260,127
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           (4)          67,300       (426,605)    (47,428)    (14,355)       (3)                  --     (63,492)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          417          310,194     (2,327,332)   (141,147)    (19,228)      378                   --    (298,823)
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            413          377,494     (2,753,937)   (188,575)    (33,583)      375                   --    (362,315)
--------------------     ----     ------------  -------------  ----------  ----------      ----       --------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $405     $  1,026,451  $  (2,150,590) $ (104,467) $  (17,023)     $387       $      849,933  $ (102,188)
--------------------     ====     ============  =============  ==========  ==========      ====       ==============  ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                                                                   OCC
                      MFS VIT        MFS VIT         MFS VIT                  NB AMT                               ACCUMULATION
                      CAPITAL        EMERGING        TOTAL       MFS VIT      MID-CAP      NB AMT      NB AMT      GLOBAL
                      OPPORTUNITIES  GROWTH          RETURN      UTILITIES    GROWTH       PARTNERS    REGENCY     EQUITY
                      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $   --      $           --  $   23,209  $     7,124  $        --  $       --  $       --  $      7,695
  - Dividends from
     net realized
     gains on
     investments             --                  --      43,039       35,818           --          --          --        80,398
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                    --             (10,782)    (11,122)      (6,403)          --          --          --        (2,314)
  - VUL-CV                   --              (8,916)     (1,110)        (853)        (774)       (436)         --            --
  - VUL-DB                   --                 (10)         (9)          (3)          (2)         (2)         --            --
                         ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INVESTMENT
   INCOME (LOSS)             --             (19,708)     54,007       35,683         (776)       (438)         --        85,779
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments             --              61,460       1,031       20,214        7,203      (2,057)         --         5,559
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             --           2,881,313     (24,617)     281,617      159,991       4,883          --       (20,051)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS               --           2,942,773     (23,586)     301,831      167,194       2,826          --       (14,492)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $   --      $    2,923,065  $   30,421  $   337,514  $   166,418  $    2,388  $       --  $     71,287
--------------------     ======      ==============  ==========  ===========  ===========  ==========  ==========  ============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $   --      $           --  $  118,257  $   144,644  $        --  $    1,887  $       --  $      6,950
  - Dividends from
     net realized
     gains on
     investments             --             623,582      22,034       62,373          605      40,116          --        79,742
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                    --             (31,628)    (15,806)     (13,236)          --          --          --        (5,660)
  - VUL-CV                   --             (59,376)     (7,707)     (10,712)     (21,630)     (2,683)         --            --
  - VUL-DB                   --              (6,897)     (1,237)      (2,077)      (2,775)       (440)         --            --
                         ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INVESTMENT
   INCOME (LOSS)             --             525,681     115,541      180,992      (23,800)     38,880          --        81,032
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments             --             187,264       7,017       82,844       26,333     (11,776)         --        (8,348)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             --          (4,111,546)    375,459     (105,137)    (899,317)    (21,844)         --       (39,703)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS               --          (3,924,282)    382,476      (22,293)    (872,984)    (33,620)         --       (48,051)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $   --      $   (3,398,601) $  498,017  $   158,699  $  (896,784) $    5,260  $       --  $     32,981
--------------------     ======      ==============  ==========  ===========  ===========  ==========  ==========  ============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income              $   --      $           --  $  132,749  $   180,264  $        --  $    2,765  $       --  $         --
  - Dividends from
     net realized
     gains on
     investments             --             902,487     196,006      472,740           --      26,272          --         8,284
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                    --             (23,258)    (19,427)     (12,806)          --          --          --        (5,965)
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                  (61)            (65,538)    (24,809)     (22,626)     (37,596)     (5,174)        (62)           --
  - VUL-DB, VL-DB
     Elite                  (15)            (19,475)    (14,759)     (11,015)     (12,460)     (2,441)        (14)           --
  - VUL-MG                   (3)                 (3)         (3)          (3)          (3)         --          (3)           --
                         ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INVESTMENT
   INCOME (LOSS)            (79)            794,213     269,757      606,554      (50,059)     21,422         (79)        2,319
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments            121            (922,522)      4,924     (211,212)    (279,650)    (10,852)        167       (18,202)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          3,481          (5,854,580)   (237,790)  (2,049,549)  (1,234,341)    (22,302)      4,419      (102,736)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            3,602          (6,777,102)   (232,866)  (2,260,761)  (1,513,991)    (33,154)      4,586      (120,938)
--------------------     ------      --------------  ----------  -----------  -----------  ----------  ----------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS       $3,523      $   (5,982,889) $   36,891  $(1,654,207) $(1,564,050) $  (11,732) $    4,507  $   (118,619)
--------------------     ======      ==============  ==========  ===========  ===========  ==========  ==========  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                    PUTNAM VT   PUTNAM VT                              TEMPLETON                  TEMPLETON
                      OCC           GROWTH AND  HEALTH      TEMPLETON   TEMPLETON      INTERNATIONAL  TEMPLETON   GROWTH
                      ACCUMULATION  INCOME      SCIENCES    ASSET       INTERNATIONAL  SECURITIES     GROWTH      SECURITIES
                      MANAGED       CLASS IB    CLASS IB    STRATEGY    SECURITIES     CLASS 2        SECURITIES  CLASS 2
                      SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $      3,979  $       --  $      --   $    1,857  $      32,375  $          --  $    3,072  $       --
  - Dividends from
     net realized
     gains on
     investments             8,929          --         --       10,335        112,459             --      14,216          --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                   (4,000)         --         --       (1,295)       (16,129)            --      (2,335)         --
  - VUL-CV                      --          --         --           --             --           (906)         --         (68)
  - VUL-DB                      --          --         --           --             --              3          --          (2)
                      ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)             8,908          --         --       10,897        128,705           (903)     14,953         (70)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments               851          --         --           48          6,081            (86)       (193)        196
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (1,286)         --         --       23,978        348,831         86,846      69,824       5,753
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                (435)         --         --       24,026        354,912         86,760      69,631       5,949
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $      8,473  $       --  $      --   $   34,923  $     483,617  $      85,857  $   84,584  $    5,879
--------------------  ============  ==========  =========   ==========  =============  =============  ==========  ==========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     11,432  $       --  $      --   $    7,768  $      64,609  $      35,897  $    6,163  $    1,623
  - Dividends from
     net realized
     gains on
     investments            63,838          --         --       53,229        385,338        238,489     116,468      39,429
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                   (6,506)         --         --       (2,915)       (28,127)            --      (4,680)         --
  - VUL-CV                      --          --         --           --             --        (16,576)         --      (1,544)
  - VUL-DB                      --          --         --           --             --           (932)         --        (499)
                      ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)            68,764          --         --       58,082        421,820        256,878     117,951      39,009
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           (14,743)         --         --       (3,291)        (3,685)       (22,074)    (44,051)     (6,551)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            16,939          --         --      (55,632)      (506,147)      (265,839)    (38,525)    (11,681)
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS               2,196          --         --      (58,923)      (509,832)      (287,913)    (82,576)    (18,232)
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $     70,960  $       --  $      --   $     (841) $     (88,012) $     (31,035) $   35,375  $   20,777
--------------------  ============  ==========  =========   ==========  =============  =============  ==========  ==========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     20,605  $       --  $      --   $    5,303  $     101,865  $     110,990  $   12,707  $   11,294
  - Dividends from
     net realized
     gains on
     investments                --          --         --       34,558        763,133        872,922     105,908     101,344
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                   (7,189)         --         --       (2,919)       (27,049)            --      (4,961)         --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                      --        (136)       (16)          --             --        (22,984)       (172)     (3,334)
  - VUL-DB, VL-DB
     Elite                      --         (21)      (107)          --             --         (7,465)        (55)     (1,860)
  - VUL-MG                      --          (3)        (3)          --             --             --          (3)         --
                      ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)            13,416        (160)      (126)      36,942        837,949        953,463     113,424     107,444
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments            (2,279)         35          6      (14,031)      (118,116)      (341,921)     (3,686)    (28,283)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           (62,162)      6,709      1,044      (64,847)    (1,344,538)    (1,285,378)   (111,737)    (79,700)
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             (64,441)      6,744      1,050      (78,878)    (1,462,654)    (1,627,299)   (115,423)   (107,983)
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $    (51,025) $    6,584  $     924   $  (41,936) $    (624,705) $    (673,836) $   (1,999) $     (539)
--------------------  ============  ==========  =========   ==========  =============  =============  ==========  ==========


                      FRANKLIN
                      SMALL CAP
                      SUBACCOUNT
--------------------
YEAR ENDED
   DECEMBER 31, 1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       --
  - Dividends from
     net realized
     gains on
     investments              --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --
  - VUL-CV                    --
  - VUL-DB                    --
                      ----------
NET INVESTMENT
   INCOME (LOSS)              --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments              --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              --
--------------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                --
--------------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $       --
--------------------  ==========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       --
  - Dividends from
     net realized
     gains on
     investments              --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --
  - VUL-CV                    --
  - VUL-DB                    --
                      ----------
NET INVESTMENT
   INCOME (LOSS)              --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments              --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              --
--------------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                --
--------------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $       --
--------------------  ==========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       --
  - Dividends from
     net realized
     gains on
     investments              --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I                     --
  - VUL-CV, VUL-CV
     II, VUL-CV II
     Elite                   (98)
  - VUL-DB, VL-DB
     Elite                   (31)
  - VUL-MG                    (3)
                      ----------
NET INVESTMENT
   INCOME (LOSS)            (132)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments             255
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           7,702
--------------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             7,957
--------------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $    7,825
--------------------  ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                           AIM           AIM                       AIM                                        AFIS
                           V.I.          V.I.         AIM          V.I.           AIM           AFIS          GROWTH-
                           CAPITAL       DIVERSIFIED  V.I.         INTERNATIONAL  V.I.          GROWTH        INCOME
                           APPRECIATION  INCOME       GROWTH       EQUITY         VALUE         CLASS 2       CLASS 2
                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $   467,138   $  180,272   $   931,443  $         --   $  1,054,844  $         --  $         --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     61,457       25,770       329,960         4,102        165,113         1,051           214
  - Net realized gain
     (loss) on
     investments                57,689       (1,348)       82,345           282         94,081             2            (1)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               894,541      (32,495)    1,409,677        33,598      1,487,488           622          (100)
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                1,013,687       (8,073)    1,821,982        37,982      1,746,682         1,675           113
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    2,409,008      354,673     9,187,445       178,708     12,407,218        49,345         1,320
  - Participant
     withdrawals              (324,017)     (66,027)     (901,664)       (7,977)    (1,112,168)       (2,701)         (138)
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS         2,084,991      288,646     8,285,781       170,731     11,295,050        46,644         1,182
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
TOTAL INCREASE IN NET
   ASSETS                    3,098,678      280,573    10,107,763       208,713     13,041,732        48,319         1,295
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET ASSETS AT DECEMBER
   31, 1999                  3,565,816      460,845    11,039,206       208,713     14,096,576        48,319         1,295
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     68,161       31,134       517,753       115,901      1,006,244       (16,471)       (4,621)
  - Net realized gain
     (loss) on
     investments               139,558       (6,608)       90,773        11,065         54,495       (46,343)         (364)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (667,068)     (24,290)   (5,829,383)     (463,543)    (5,395,607)     (394,729)       95,631
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (459,349)         236    (5,220,857)     (336,577)    (4,334,868)     (457,543)       90,646
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      917,422      163,106    18,154,950     2,411,185     21,570,568     8,032,918     2,417,815
  - Participant
     withdrawals              (418,043)     (69,305)   (2,793,693)     (283,383)    (3,671,947)     (398,473)      (80,546)
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                499,379       93,801    15,361,257     2,127,802     17,898,621     7,634,445     2,337,269
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
TOTAL INCREASE IN NET
   ASSETS                       40,030       94,037    10,140,400     1,791,225     13,563,753     7,176,902     2,427,915
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET ASSETS AT DECEMBER
   31, 2000                  3,605,846      554,882    21,179,606     1,999,938     27,660,329     7,225,221     2,429,210
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    218,162       37,591      (102,561)       74,668        430,980     3,463,529       928,448
  - Net realized gain
     (loss) on
     investments               (37,136)      (8,126)   (1,125,289)     (425,723)      (472,353)     (394,227)      (85,800)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (1,068,855)     (13,686)   (6,904,313)     (340,420)    (3,876,000)   (5,097,179)     (729,386)
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (887,829)      15,779    (8,132,163)     (691,475)    (3,917,373)   (2,027,877)      113,262
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      667,945      141,738    10,768,391     2,517,861     12,143,793    17,168,956    12,584,079
  - Participant
     withdrawals              (343,664)     (98,895)   (3,545,399)     (608,756)    (4,589,473)   (2,498,728)   (1,271,874)
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                324,281       42,843     7,222,992     1,909,105      7,554,320    14,670,228    11,312,205
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (563,548)      58,622      (909,171)    1,217,630      3,636,947    12,642,351    11,425,467
-------------------------  ------------  ----------   -----------  -------------  ------------  ------------  ------------
NET ASSETS AT DECEMBER
   31, 2001                $ 3,042,298   $  613,504   $20,270,435  $  3,217,568   $ 31,297,276  $ 19,867,572  $ 13,854,677
=========================  ============  ==========   ===========  =============  ============  ============  ============

                           AFIS
                           GLOBAL SMALL
                           CAPITALIZATION
                           CLASS 2
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $           --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                           105
  - Net realized gain
     (loss) on
     investments                        6
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                      195
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                         306
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases             991
  - Participant
     withdrawals                     (109)
-------------------------  --------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                  882
-------------------------  --------------
TOTAL INCREASE IN NET
   ASSETS                           1,188
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 1999                         1,188
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        (2,131)
  - Net realized gain
     (loss) on
     investments                  (43,833)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  (91,714)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    (137,678)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases         986,946
  - Participant
     withdrawals                  (79,260)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   907,686
-------------------------  --------------
TOTAL INCREASE IN NET
   ASSETS                         770,008
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 2000                       771,196
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        78,974
  - Net realized gain
     (loss) on
     investments                 (120,286)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  (32,865)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                     (74,177)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       2,142,723
  - Participant
     withdrawals                 (344,226)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 1,798,497
-------------------------  --------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                1,724,320
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 2001                $    2,495,516
=========================  ==============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                                                 BARON
                                                                  AVPSF                          CAPITAL      DEUTSCHE
                           AFIS           AVPSF       AVPSF       ALLIANCEBERNSTEIN              ASSET        VIT
                           INTERNATIONAL  PREMIER     GROWTH AND  SMALL CAP          AVPSF       INSURANCE    EAFE
                           CLASS 2        GROWTH      INCOME      VALUE              TECHNOLOGY  SHARES       EQUITY INDEX
                           SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $        --    $     --    $      --   $        --        $     --    $        --  $        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                         --          --           --            --              --           (253)      26,866
  - Net realized gain
     (loss) on
     investments                    --          --           --            --              --           (623)       2,214
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    --          --           --            --              --         29,918       39,201
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       --          --           --            --              --         29,042       68,281
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases           --          --           --            --              --        295,372      582,674
  - Participant
     withdrawals                    --          --           --            --              --        (25,121)     (37,848)
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                --          --           --            --              --        270,251      544,826
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
TOTAL INCREASE IN NET
   ASSETS                           --          --           --            --              --        299,293      613,107
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 1999                         --          --           --            --              --        299,293      613,107
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                         --          --           --            --              --         (3,543)      15,230
  - Net realized gain
     (loss) on
     investments                    --          --           --            --              --          6,090      (13,638)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    --          --           --            --              --        (31,003)    (213,470)
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       --          --           --            --              --        (28,456)    (211,878)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases           --          --           --            --              --        877,721    1,307,404
  - Participant
     withdrawals                    --          --           --            --              --       (156,477)    (236,103)
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     --          --           --            --              --        721,244    1,071,301
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
TOTAL INCREASE IN NET
   ASSETS                           --          --           --            --              --        692,788      859,423
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 2000                         --          --           --            --              --        992,081    1,472,530
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                       (167)        (36)        (400)          (88)            (24)        (6,465)     (12,981)
  - Net realized gain
     (loss) on
     investments                    (5)         16           82           233              13          3,435     (198,137)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 3,755       1,024        7,363         6,159             807        261,352     (252,785)
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    3,583       1,004        7,045         6,304             796        258,322     (463,903)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      260,280      83,691      753,634        97,228          22,789      2,098,330    1,874,677
  - Participant
     withdrawals                (9,113)     (3,227)     (26,318)       (4,530)         (1,701)      (425,611)    (392,888)
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                251,167      80,464      727,316        92,698          21,088      1,672,719    1,481,789
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               254,750      81,468      734,361        99,002          21,884      1,931,041    1,017,886
-------------------------  -------------  ----------  ----------  -----------------  ----------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 2001                $   254,750    $ 81,468    $ 734,361   $    99,002        $ 21,884    $ 2,923,122  $ 2,490,416
=========================  =============  ==========  ==========  =================  ==========  ===========  ============


                           DEUTSCHE
                           VIT
                           EQUITY
                           500 INDEX
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $ 2,828,210
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    113,974
  - Net realized gain
     (loss) on
     investments               121,178
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             1,738,936
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                1,974,088
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   16,329,550
  - Participant
     withdrawals            (1,021,337)
-------------------------  -----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS        15,308,213
-------------------------  -----------
TOTAL INCREASE IN NET
   ASSETS                   17,282,301
-------------------------  -----------
NET ASSETS AT DECEMBER
   31, 1999                 20,110,511
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                   (184,261)
  - Net realized gain
     (loss) on
     investments               226,998
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (2,918,630)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS               (2,875,893)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   17,606,419
  - Participant
     withdrawals            (4,001,013)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS             13,605,406
-------------------------  -----------
TOTAL INCREASE IN NET
   ASSETS                   10,729,513
-------------------------  -----------
NET ASSETS AT DECEMBER
   31, 2000                 30,840,024
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     79,083
  - Net realized gain
     (loss) on
     investments              (587,211)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (3,822,243)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS               (4,330,371)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   15,663,132
  - Participant
     withdrawals            (4,401,087)
-------------------------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS             11,262,045
-------------------------  -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             6,931,674
-------------------------  -----------
NET ASSETS AT DECEMBER
   31, 2001                $37,771,698
=========================  ===========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                           DEUTSCHE
                           VIT                                 DGPF        DGPF        DGPF
                           SMALL       DGPF        DGPF        EMERGING    GROWTH AND  SMALL         DGPF         DGPF
                           CAP INDEX   HIGH YIELD  DEVON       MARKETS     INCOME      CAP VALUE     REIT         TREND
                           SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $       --  $       --  $      --   $   13,744  $     --    $    280,167  $        --  $    337,341
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    17,719       4,166        (59)        (700)       --             866          (17)       (8,726)
  - Net realized gain
     (loss) on
     investments                  614        (227)       140          618        --         (14,536)         (19)       22,249
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               38,073      (3,867)       812      106,630        --         (17,712)          47       899,442
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  56,406          72        893      106,548        --         (31,382)          11       912,965
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     459,957     202,822     70,663      667,277        --       2,370,132        9,578     2,605,257
  - Participant
     withdrawals              (16,234)    (11,012)    (2,381)     (44,689)       --        (266,984)        (739)     (202,326)
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS          443,723     191,810     68,282      622,588        --       2,103,148        8,839     2,402,931
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
TOTAL INCREASE IN NET
   ASSETS                     500,129     191,882     69,175      729,136        --       2,071,766        8,850     3,315,896
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 1999                   500,129     191,882     69,175      742,880        --       2,351,933        8,850     3,653,237
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                       961       5,745        213        5,063        --          44,352         (202)      288,425
  - Net realized gain
     (loss) on
     investments               19,708      (6,991)       236       17,360        --          24,242        4,794       147,718
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (83,719)    (76,502)   (30,803)    (259,199)       --         721,013       38,476    (2,279,088)
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (63,050)    (77,748)   (30,354)    (236,776)       --         789,607       43,068    (1,842,945)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   1,949,957     612,113    282,992      790,339        --       3,359,553      449,489    10,785,443
  - Participant
     withdrawals             (234,881)    (98,100)   (21,072)    (159,262)       --      (1,017,048)     (61,780)   (1,274,208)
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS             1,715,076     514,013    261,920      631,077        --       2,342,505      387,709     9,511,235
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
TOTAL INCREASE IN NET
   ASSETS                   1,652,026     436,265    231,566      394,301        --       3,132,112      430,777     7,668,290
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 2000                 2,152,155     628,147    300,741    1,137,181        --       5,484,045      439,627    11,321,527
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                   174,914      72,388       (300)      (4,835)      (13)          3,474        6,769       (87,978)
  - Net realized gain
     (loss) on
     investments              (32,455)    (90,590)   (16,195)     (83,705)        8         150,851       20,945      (485,973)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (37,140)    (40,817)   (14,853)     144,753       397         675,706       84,538    (1,111,266)
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 105,319     (59,019)   (31,348)      56,213       392         830,031      112,252    (1,685,217)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   2,138,772     933,546     96,179      737,309    21,815       5,132,630    1,633,750     6,695,814
  - Participant
     withdrawals             (476,569)   (246,352)   (31,854)    (259,103)   (1,508)     (1,132,843)    (242,021)   (2,362,986)
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS             1,662,203     687,194     64,325      478,206    20,307       3,999,787    1,391,729     4,332,828
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS            1,767,522     628,175     32,977      534,419    20,699       4,829,818    1,503,981     2,647,611
-------------------------  ----------  ----------  ----------  ----------  ----------  ------------  -----------  ------------
NET ASSETS AT DECEMBER
   31, 2001                $3,919,677  $1,256,322  $ 333,718   $1,671,600  $ 20,699    $ 10,313,863  $ 1,943,608  $ 13,969,138
=========================  ==========  ==========  ==========  ==========  ==========  ============  ===========  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                    FIDELITY                      FIDELITY
                                       FIDELITY     VIP            FIDELITY       VIP            FIDELITY       FIDELITY
                           DGPF        VIP          EQUITY-        VIP            HIGH           VIP            VIP II
                           U.S.        EQUITY-      INCOME         GROWTH         INCOME         OVERSEAS       ASSET
                           GROWTH      INCOME       SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  MANAGER
                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $    --     $   864,101  $         --   $         --   $         --   $        --    $  81,430
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     --          34,697            --             --             --            --        5,625
  - Net realized gain
     (loss) on
     investments                --           5,664            --             --             --            --        1,235
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --         (12,316)           --             --             --            --       55,916
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   --          28,045            --             --             --            --       62,776
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       --       4,049,302            --             --             --            --      844,190
  - Participant
     withdrawals                --        (426,450)           --             --             --            --      (90,989)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS            --       3,622,852            --             --             --            --      753,201
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
TOTAL INCREASE IN NET
   ASSETS                       --       3,650,897            --             --             --            --      815,977
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET ASSETS AT DECEMBER
   31, 1999                     --       4,514,998            --             --             --            --      897,407
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     --         318,711            --         (2,009)          (902)           --       83,240
  - Net realized gain
     (loss) on
     investments                --         (29,769)           --         (2,186)        (3,001)           --       (1,945)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --          94,901            --       (118,457)       (53,551)           --     (126,313)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   --         383,843            --       (122,652)       (57,454)           --      (45,018)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       --       1,028,971            --      1,308,553        552,760            --      211,893
  - Participant
     withdrawals                --        (746,528)           --        (56,809)       (32,376)           --     (156,999)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 --         282,443            --      1,251,744        520,384            --       54,894
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
TOTAL INCREASE IN NET
   ASSETS                       --         666,286            --      1,129,092        462,930            --        9,876
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET ASSETS AT DECEMBER
   31, 2000                     --       5,181,284            --      1,129,092        462,930            --      907,283
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     (8)        288,911           (69)        90,175         65,948           (34)      41,645
  - Net realized gain
     (loss) on
     investments                 9         (52,497)            5        (93,606)       (63,212)           13      (20,998)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               325        (534,784)        2,802       (352,036)      (161,147)          770      (64,795)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  326        (298,370)        2,738       (355,467)      (158,411)          749      (44,148)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    3,617         757,352       148,256      2,959,080      1,520,708        45,733      165,261
  - Participant
     withdrawals              (381)       (818,217)      (10,554)      (500,347)      (210,351)       (2,551)    (151,027)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              3,236         (60,865)      137,702      2,458,733      1,310,357        43,182       14,234
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             3,562        (359,235)      140,440      2,103,266      1,151,946        43,931      (29,914)
-------------------------  ----------  -----------  -------------  -------------  -------------  -------------  ----------
NET ASSETS AT DECEMBER
   31, 2001                $ 3,562     $ 4,822,049  $    140,440   $  3,232,358   $  1,614,876   $    43,931    $ 877,369
=========================  ==========  ===========  =============  =============  =============  =============  ==========


                           FIDELITY
                           VIP II
                           CONTRAFUND
                           SERVICE CLASS
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                     $        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      (3,060)
  - Net realized gain
     (loss) on
     investments                  8,471
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                213,827
-------------------------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   219,238
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     2,269,529
  - Participant
     withdrawals               (117,183)
-------------------------   -----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS          2,152,346
-------------------------   -----------
TOTAL INCREASE IN NET
   ASSETS                     2,371,584
-------------------------   -----------
NET ASSETS AT DECEMBER
   31, 1999                   2,371,584
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     319,233
  - Net realized gain
     (loss) on
     investments                (26,825)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (817,993)
-------------------------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  (525,585)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     7,534,722
  - Participant
     withdrawals             (1,165,451)
-------------------------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               6,369,271
-------------------------   -----------
TOTAL INCREASE IN NET
   ASSETS                     5,843,686
-------------------------   -----------
NET ASSETS AT DECEMBER
   31, 2000                   8,215,270
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     204,696
  - Net realized gain
     (loss) on
     investments               (215,631)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             (1,103,728)
-------------------------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                (1,114,663)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     6,327,804
  - Participant
     withdrawals             (1,775,486)
-------------------------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               4,552,318
-------------------------   -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              3,437,655
-------------------------   -----------
NET ASSETS AT DECEMBER
   31, 2001                 $11,652,925
=========================   ===========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                                  JANUS                           JANUS
                                       FIDELITY                     JANUS         ASPEN           JANUS           ASPEN
                           FIDELITY    VIP III        JANUS         ASPEN         SERIES          ASPEN           SERIES
                           VIP II      GROWTH         ASPEN         SERIES        AGGRESSIVE      SERIES          GLOBAL
                           INVESTMENT  OPPORTUNITIES  SERIES        WORLDWIDE     GROWTH          BALANCED        TECHNOLOGY
                           GRADE BOND  SERVICE CLASS  BALANCED      GROWTH        SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                           SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $  449,351  $         --   $         --  $         --  $       --      $        --     $          --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    16,673        (1,671)        27,542        (4,071)         --               --                --
  - Net realized gain
     (loss) on
     investments               (6,618)       (2,551)        15,984        13,553          --               --                --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (28,284)       35,718        187,623       718,343          --               --                --
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (18,229)       31,496        231,149       727,825          --               --                --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   2,084,025     1,526,114      2,965,963     3,562,159          --               --                --
  - Participant
     withdrawals             (202,400)      (72,548)      (187,384)     (197,988)         --               --                --
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS        1,881,625     1,453,566      2,778,579     3,364,171          --               --                --
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
TOTAL INCREASE IN NET
   ASSETS                   1,863,396     1,485,062      3,009,728     4,091,996          --               --                --
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET ASSETS AT DECEMBER
   31, 1999                 2,312,747     1,485,062      3,009,728     4,091,996          --               --                --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                   139,818       117,260        814,697       893,317          --               --             3,587
  - Net realized gain
     (loss) on
     investments              (20,058)      (44,534)       (37,050)      (35,065)         --               --            (6,470)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              133,439      (648,551)    (1,161,208)   (4,001,340)         --               --          (161,220)
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 253,199      (575,825)      (383,561)   (3,143,088)         --               --          (164,103)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     675,215     3,373,942     10,996,038    18,696,745          --               --         1,055,154
  - Participant
     withdrawals             (452,412)     (540,201)    (1,457,086)   (2,068,734)         --               --           (69,743)
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               222,803     2,833,741      9,538,952    16,628,011          --               --           985,411
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
TOTAL INCREASE IN NET
   ASSETS                     476,002     2,257,916      9,155,391    13,484,923          --               --           821,308
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET ASSETS AT DECEMBER
   31, 2000                 2,788,749     3,742,978     12,165,119    17,576,919          --               --           821,308
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                   130,660       (19,679)       286,703       (46,657)        (33)           3,329            (2,388)
  - Net realized gain
     (loss) on
     investments               14,147      (155,649)      (178,380)     (608,287)         47                5          (225,309)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               71,719      (404,657)      (822,118)   (4,121,807)      1,458             (678)         (570,229)
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 216,526      (579,985)      (713,795)   (4,776,751)      1,472            2,656          (797,926)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     501,887     1,861,826      7,300,928    10,767,892      60,550          513,698         2,364,280
  - Participant
     withdrawals             (320,938)     (799,296)    (2,486,848)   (3,353,764)     (6,512)         (34,167)         (369,261)
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               180,949     1,062,530      4,814,080     7,414,128      54,038          479,531         1,995,019
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              397,475       482,545      4,100,285     2,637,377      55,510          482,187         1,197,093
-------------------------  ----------  -------------  ------------  ------------  --------------  --------------  --------------
NET ASSETS AT DECEMBER
   31, 2001                $3,186,224  $  4,225,523   $ 16,265,404  $ 20,214,296  $   55,510      $   482,187     $   2,018,401
=========================  ==========  =============  ============  ============  ==============  ==============  ==============

                           JANUS
                           ASPEN
                           SERIES
                           WORLDWIDE
                           GROWTH
                           SERVICE SHARES
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $           --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                            --
  - Net realized gain
     (loss) on
     investments                       --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                       --
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                          --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases              --
  - Participant
     withdrawals                       --
-------------------------  --------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                   --
-------------------------  --------------
TOTAL INCREASE IN NET
   ASSETS                              --
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 1999                            --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                            --
  - Net realized gain
     (loss) on
     investments                       --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                       --
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                          --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases              --
  - Participant
     withdrawals                       --
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                        --
-------------------------  --------------
TOTAL INCREASE IN NET
   ASSETS                              --
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 2000                            --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                           (96)
  - Net realized gain
     (loss) on
     investments                      547
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                   20,633
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      21,084
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases         573,570
  - Participant
     withdrawals                  (21,030)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   552,540
-------------------------  --------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                  573,624
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 2001                $      573,624
=========================  ==============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                                                                LN
                           LN                        LN            LN           GLOBAL                     LN
                           AGGRESSIVE  LN            CAPITAL       EQUITY-      ASSET       LN             MONEY
                           GROWTH      BOND          APPRECIATION  INCOME       ALLOCATION  INTERNATIONAL  MARKET
                           SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $    --     $         --  $         --  $        --  $      --   $       --     $    4,598,378
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     --           19,985        (2,240)         142        239           --            245,350
  - Net realized gain
     (loss) on
     investments                --             (144)       24,904          519         12           --                 --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --          (45,375)      209,924        7,477      6,950           --                 --
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   --          (25,534)      232,588        8,138      7,201           --            245,350
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       --        2,337,796     2,171,761      214,187    117,417           --         52,799,689
  - Participant
     withdrawals                --          (61,866)      (96,690)      (7,825)    (5,118)          --        (41,249,576)
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS            --        2,275,930     2,075,071      206,362    112,299           --         11,550,113
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
TOTAL INCREASE IN NET
   ASSETS                       --        2,250,396     2,307,659      214,500    119,500           --         11,795,463
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET ASSETS AT DECEMBER
   31, 1999                     --        2,250,396     2,307,659      214,500    119,500           --         16,393,841
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     --          449,312       177,245      141,187     17,099           --            808,666
  - Net realized gain
     (loss) on
     investments                --           12,040        (3,150)     (15,177)   (10,778)          --                 --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                --          182,850    (1,422,694)     (54,510)   (21,545)          --                 --
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   --          644,202    (1,248,599)      71,500    (15,224)          --            808,666
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       --        8,189,642     6,070,820      684,572    205,557           --         94,595,290
  - Participant
     withdrawals                --       (1,311,285)     (817,761)    (116,732)  (105,657)          --        (82,477,276)
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 --        6,878,357     5,253,059      567,840     99,900           --         12,118,014
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
TOTAL INCREASE IN NET
   ASSETS                       --        7,522,559     4,004,460      639,340     84,676           --         12,926,680
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET ASSETS AT DECEMBER
   31, 2000                     --        9,772,955     6,312,119      853,840    204,176           --         29,320,521
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     (8)         648,957       603,347       84,108     16,560           12            849,933
  - Net realized gain
     (loss) on
     investments                (4)          67,300      (426,605)     (47,428)   (14,355)          (3)                --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               417          310,194    (2,327,332)    (141,147)   (19,228)         378                 --
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  405        1,026,451    (2,150,590)    (104,467)   (17,023)         387            849,933
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    3,150       10,437,329     4,651,919    2,289,785    387,549       16,743         92,487,427
  - Participant
     withdrawals              (339)      (2,258,797)   (1,317,657)    (411,898)   (54,589)        (443)       (80,946,313)
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              2,811        8,178,532     3,334,262    1,877,887    332,960       16,300         11,541,114
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             3,216        9,204,983     1,183,672    1,773,420    315,937       16,687         12,391,047
-------------------------  ----------  ------------  ------------  -----------  ----------  -------------  --------------
NET ASSETS AT DECEMBER
   31, 2001                $ 3,216     $ 18,977,938  $  7,495,791  $ 2,627,260  $ 520,113   $   16,687     $   41,711,568
=========================  ==========  ============  ============  ===========  ==========  =============  ==============


                           LN
                           SOCIAL
                           AWARENESS
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $         --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                         833
  - Net realized gain
     (loss) on
     investments                  2,621
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 41,921
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    45,375
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       556,555
  - Participant
     withdrawals                (23,513)
-------------------------  ------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS            533,042
-------------------------  ------------
TOTAL INCREASE IN NET
   ASSETS                       578,417
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 1999                     578,417
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      71,223
  - Net realized gain
     (loss) on
     investments                    916
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (157,135)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   (84,996)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       601,580
  - Participant
     withdrawals               (101,961)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 499,619
-------------------------  ------------
TOTAL INCREASE IN NET
   ASSETS                       414,623
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2000                     993,040
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     260,127
  - Net realized gain
     (loss) on
     investments                (63,492)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (298,823)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  (102,188)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       667,177
  - Participant
     withdrawals               (201,564)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 465,613
-------------------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                363,425
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2001                $  1,356,465
=========================  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                           MFS VIT        MFS VIT        MFS VIT                       NB AMT
                           CAPITAL        EMERGING       TOTAL          MFS VIT        MID-CAP        NB AMT        NB AMT
                           OPPORTUNITIES  GROWTH         RETURN         UTILITIES      GROWTH         PARTNERS      REGENCY
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $        --    $     330,783  $     601,984  $     328,042  $          --  $         --  $     --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                         --          (19,708)        54,007         35,683           (776)         (438)       --
  - Net realized gain
     (loss) on
     investments                    --           61,460          1,031         20,214          7,203        (2,057)       --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    --        2,881,313        (24,617)       281,617        159,991         4,883        --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       --        2,923,065         30,421        337,514        166,418         2,388        --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases           --        6,133,471      2,244,107      1,371,422        540,452       320,403        --
  - Participant
     withdrawals                    --         (454,888)      (255,790)      (162,695)       (17,052)     (141,809)       --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                --        5,678,583      1,988,317      1,208,727        523,400       178,594        --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
TOTAL INCREASE IN NET
   ASSETS                           --        8,601,648      2,018,738      1,546,241        689,818       180,982        --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET ASSETS AT DECEMBER
   31, 1999                         --        8,932,431      2,620,722      1,874,283        689,818       180,982        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                         --          525,681        115,541        180,992        (23,800)       38,880        --
  - Net realized gain
     (loss) on
     investments                    --          187,264          7,017         82,844         26,333       (11,776)       --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    --       (4,111,546)       375,459       (105,137)      (899,317)      (21,844)       --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       --       (3,398,601)       498,017        158,699       (896,784)        5,260        --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases           --       11,979,290      2,215,944      4,038,110      5,613,017       596,217        --
  - Participant
     withdrawals                    --       (1,714,857)      (762,189)      (504,644)      (658,032)     (151,531)       --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     --       10,264,433      1,453,755      3,533,466      4,954,985       444,686        --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
TOTAL INCREASE IN NET
   ASSETS                           --        6,865,832      1,951,772      3,692,165      4,058,201       449,946        --
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET ASSETS AT DECEMBER
   31, 2000                         --       15,798,263      4,572,494      5,566,448      4,748,019       630,928        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        (79)         794,213        269,757        606,554        (50,059)       21,422       (79)
  - Net realized gain
     (loss) on
     investments                   121         (922,522)         4,924       (211,212)      (279,650)      (10,852)      167
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 3,481       (5,854,580)      (237,790)    (2,049,549)    (1,234,341)      (22,302)    4,419
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    3,523       (5,982,889)        36,891     (1,654,207)    (1,564,050)      (11,732)    4,507
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      103,700        6,771,089      7,713,825      3,775,039      6,159,698       880,734    90,740
  - Participant
     withdrawals                (6,104)      (2,386,725)    (1,351,506)    (1,433,114)    (1,318,888)     (221,676)   (2,913)
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 97,596        4,384,364      6,362,319      2,341,925      4,840,810       659,058    87,827
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               101,119       (1,598,525)     6,399,210        687,718      3,276,760       647,326    92,334
-------------------------  -------------  -------------  -------------  -------------  -------------  ------------  ----------
NET ASSETS AT DECEMBER
   31, 2001                $   101,119    $  14,199,738  $  10,971,704  $   6,254,166  $   8,024,779  $  1,278,254  $ 92,334
=========================  =============  =============  =============  =============  =============  ============  ==========

                           OCC
                           ACCUMULATION
                           GLOBAL
                           EQUITY
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $     96,908
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      85,779
  - Net realized gain
     (loss) on
     investments                  5,559
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (20,051)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    71,287
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       475,911
  - Participant
     withdrawals                (57,530)
-------------------------  ------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS            418,381
-------------------------  ------------
TOTAL INCREASE IN NET
   ASSETS                       489,668
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 1999                     586,576
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      81,032
  - Net realized gain
     (loss) on
     investments                 (8,348)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (39,703)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    32,981
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       267,798
  - Participant
     withdrawals                (78,902)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 188,896
-------------------------  ------------
TOTAL INCREASE IN NET
   ASSETS                       221,877
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2000                     808,453
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                       2,319
  - Net realized gain
     (loss) on
     investments                (18,202)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (102,736)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  (118,619)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       181,961
  - Participant
     withdrawals               (128,855)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  53,106
-------------------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                (65,513)
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2001                $    742,940
=========================  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 2000 AND 2001

                                         PUTNAM VT   PUTNAM VT                              TEMPLETON                  TEMPLETON
                           OCC           GROWTH AND  HEALTH      TEMPLETON   TEMPLETON      INTERNATIONAL  TEMPLETON   GROWTH
                           ACCUMULATION  INCOME      SCIENCES    ASSET       INTERNATIONAL  SECURITIES     GROWTH      SECURITIES
                           MANAGED       CLASS IB    CLASS IB    STRATEGY    SECURITIES     CLASS 2        SECURITIES  CLASS 2
                           SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1999                    $  183,096    $      --   $      --   $  36,987   $    628,278   $         --   $  95,228   $      --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     8,908           --          --      10,897        128,705           (903)     14,953         (70)
  - Net realized gain
     (loss) on
     investments                  851           --          --          48          6,081            (86)       (193)        196
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (1,286)          --          --      23,978        348,831         86,846      69,824       5,753
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   8,473           --          --      34,923        483,617         85,857      84,584       5,879
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     731,060           --          --     274,773      2,425,159      1,275,318     387,649      67,905
  - Participant
     withdrawals              (90,269)          --          --     (41,600)      (430,555)       (53,195)    (58,352)     (6,460)
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS          640,791           --          --     233,173      1,994,604      1,222,123     329,297      61,445
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
TOTAL INCREASE IN NET
   ASSETS                     649,264           --          --     268,096      2,478,221      1,307,980     413,881      67,324
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET ASSETS AT DECEMBER
   31, 1999                   832,360           --          --     305,083      3,106,499      1,307,980     509,109      67,324
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    68,764           --          --      58,082        421,820        256,878     117,951      39,009
  - Net realized gain
     (loss) on
     investments              (14,743)          --          --      (3,291)        (3,685)       (22,074)    (44,051)     (6,551)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               16,939           --          --     (55,632)      (506,147)      (265,839)    (38,525)    (11,681)
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  70,960           --          --        (841)       (88,012)       (31,035)     35,375      20,777
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     161,200           --          --     137,207      1,136,943      2,669,247     150,668     385,224
  - Participant
     withdrawals             (174,577)          --          --     (52,008)      (342,457)      (362,166)    (73,872)    (68,164)
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               (13,377)          --          --      85,199        794,486      2,307,081      76,796     317,060
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
TOTAL INCREASE IN NET
   ASSETS                      57,583           --          --      84,358        706,474      2,276,046     112,171     337,837
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET ASSETS AT DECEMBER
   31, 2000                   889,943           --          --     389,441      3,812,973      3,584,026     621,280     405,161
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    13,416         (160)       (126)     36,942        837,949        953,463     113,424     107,444
  - Net realized gain
     (loss) on
     investments               (2,279)          35           6     (14,031)      (118,116)      (341,921)     (3,686)    (28,283)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (62,162)       6,709       1,044     (64,847)    (1,344,538)    (1,285,378)   (111,737)    (79,700)
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (51,025)       6,584         924     (41,936)      (624,705)      (673,836)     (1,999)       (539)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     150,905      282,922     123,317      52,950        625,281      2,427,431     452,802     669,673
  - Participant
     withdrawals             (129,554)      (7,566)     (3,765)    (53,485)      (590,781)      (707,067)    (76,406)   (172,737)
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                21,351      275,356     119,552        (535)        34,500      1,720,364     376,396     496,936
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (29,674)     281,940     120,476     (42,471)      (590,205)     1,046,528     374,397     496,397
-------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET ASSETS AT DECEMBER
   31, 2001                $  860,269    $ 281,940   $ 120,476   $ 346,970   $  3,222,768   $  4,630,554   $ 995,677   $ 901,558
=========================  ============  ==========  =========   ==========  =============  =============  ==========  ==========


                           FRANKLIN
                           SMALL CAP
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   1999                    $       --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        --
  - Net realized gain
     (loss) on
     investments                   --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                   --
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases          --
  - Participant
     withdrawals                   --
-------------------------  ----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               --
-------------------------  ----------
TOTAL INCREASE IN NET
   ASSETS                          --
-------------------------  ----------
NET ASSETS AT DECEMBER
   31, 1999                        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        --
  - Net realized gain
     (loss) on
     investments                   --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                   --
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      --
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases          --
  - Participant
     withdrawals                   --
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    --
-------------------------  ----------
TOTAL INCREASE IN NET
   ASSETS                          --
-------------------------  ----------
NET ASSETS AT DECEMBER
   31, 2000                        --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      (132)
  - Net realized gain
     (loss) on
     investments                  255
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                7,702
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   7,825
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     164,889
  - Participant
     withdrawals               (9,008)
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               155,881
-------------------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              163,706
-------------------------  ----------
NET ASSETS AT DECEMBER
   31, 2001                $  163,706
=========================  ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS
1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of seven variable universal life
   (VUL) products which are listed below.

      -  VUL I
      -  VUL-CV
      -  VUL-DB
      -  VUL-DB Elite
      -  VUL-CV II
      -  VUL-CV II Elite
      -  VUL-Money Guard

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of 65 mutual funds (the Funds) of sixteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   AIM Variable Insurance Funds (AIM V.I.):
     AIM V.I. Capital Appreciation Fund (Series I)
     AIM V.I. Diversified Income Fund (Series I)
     AIM V.I. Growth Fund (Series I)
     AIM V.I. International Equity Fund (Series I)
     AIM V.I. Value Fund (Series I)

   American Funds Insurance Series (AFIS):
     AFIS Growth Fund (Class 2)
     AFIS Growth -- Income Fund (Class 2)
     AFIS Global Small Capitalization Fund (Class 2)
     AFIS International Fund (Class 2)

   Alliance Variable Products Series Fund, Inc. (AVPSF):
     AVPSF Premier Growth Portfolio (Class A)
     AVPSF Growth and Income Portfolio (Class A)
     AVPSF AllianceBernstein Small Cap Value Portfolio (Class A)
     AVPSF Technology Portfolio (Class A)

   Baron Capital Funds Trust:
     Baron Capital Asset Fund Insurance Shares

   Deutsche Asset Management VIT Funds Trust (Deutsche VIT):
     Deutsche VIT EAFE Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF High Yield Series (Standard Class)
     DGPF Devon Series (Standard Class)
     DGPF Emerging Markets Series (Standard Class)
     DGPF Growth and Income Series (Standard Class)
     DGPF Small Cap Value Series (Standard Class)
     DGPF REIT Series (Standard Class)
     DGPF Trend Series (Standard Class)
     DGPF U.S. Growth Series (Standard Class)

   Fidelity Variable Insurance Products Fund (Fidelity VIP):
     Equity-Income Portfolio
     Equity-Income Portfolio (Service Class)
     Growth Portfolio (Service Class)
     High Income Portfolio (Service Class)
     Overseas Portfolio (Service Class)

   Fidelity Variable Insurance Products Fund II (Fidelity VIP II):
     Asset Manager Portfolio
     Contrafund Portfolio (Service Class)
     Investment Grade Bond Portfolio

   Fidelity Variable Insurance Products Fund III (Fidelity VIP III):
     Growth Opportunities Portfolio (Service Class)

   Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Aggressive Growth Portfolio (Service Shares) Janus Aspen Series Balanced Portfolio (Service Shares)
     Janus Aspen Series Global Technology Portfolio (Service Shares) Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

   Lincoln National (LN):
     LN Aggressive Growth Fund, Inc.
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN International Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust (MFS VIT):
     MFS VIT Capital Opportunities Series (Initial Class)
     MFS VIT Emerging Growth Series (Initial Class)
     MFS VIT Total Return Series (Initial Class)
     MFS VIT Utilities Series (Initial Class)

   Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio
     NB AMT Regency Portfolio

   OCC Accumulation Trust (OCC Accumulation):
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

   Putnam Variable Trust (Putnam VT):
     Putnam VT Growth and Income Fund (Class IB)
     Putnam VT Health Sciences Fund (Class IB)

   Franklin Templeton Variable Insurance Products Trust:
     Templeton Asset Strategy Fund (Class 1)
     Templeton International Securities Fund (Class 1)
     Templeton International Securities Fund (Class 2)
     Templeton Growth Securities Fund (Class 1)
     Templeton Growth Securities Fund (Class 2)
     Franklin Small Cap Fund (Class 1)

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)
   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the seven policy types within the Variable Account:

      - VUL I -- annual rate of .80% for policy years one through twelve and .55% thereafter.
      - VUL-CV -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-DB -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
      - VUL-DB Elite -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
      - VUL-CV II -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-CV II Elite -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      -  VUL-Money Guard -- annual rate of 1.00%

   Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The premium loads for the years ended December 31, 2001, 2000 and 1999 amounted to $8,597,521, $7,847,847 and $3,155,407, respectively.

   Lincoln Life charges a monthly administrative fee for items such as premium billings and collection, policy value calculation, confirmations and periodic reports. The fees are as follows for the seven policy types within the Variable Account. Administrative fees for the years ended December 31, 2001, 2000 and 1999 totaled $4,459,874, $1,949,174 and $347,173, respectively.

      - VUL I, VUL-CV, VUL-CV II, and VUL-CV II Elite are currently $15 per month for the first policy year and $5 per month thereafter, guaranteed not to exceed $10 after the first policy year.
      - VUL-DB and VUL-DB Elite is currently at $10 per month and during the first two policy years, a monthly charge per $1,000 of specified amount.

   Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2001, 2000 and 1999 amounted to $38,793,458, $21,185,068 and $5,399,180 and
   $501,514, respectively.

   Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the year ended December 31, 2000, transfer fees of $600 were deducted from the variable subaccounts. No such fees were deducted in 2001 or 1999.

   Lincoln Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. Full surrender charges and partial surrender administrative charges paid to Lincoln Life attributable to the variable subaccounts for the years ended December 31, 2001, 2000 and 1999 were $7,216,130, $102,984 and $351,525, respectively.

3. CONDENSED FINANCIAL INFORMATION

   A summary of the unit values, units outstanding, net assets and total return, and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annnualized contract expenses of the separate account, consisting primarily of mortality and expense charges and do not include contract charges deducted directly from policy account values.

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL
   APPRECIATION                                                                                      7.81%
    VUL I (.80% Fee Rate)  $    13.95  $       10.61      286,625  $ 3,042,298   -23.89%
AIM V.I. DIVERSIFIED
   INCOME                                                                                            7.08%
    VUL I (.80% Fee Rate)        9.67           9.93       61,767      613,504     2.77%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH                                                                                      0.25%
    VUL I (.80% Fee Rate)  $    12.33  $        8.09      417,714  $ 3,377,708   -34.41%
    VUL-CV (.75% Fee
       Rate)                     9.85           6.46    1,957,097   12,647,584   -34.38%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.06           6.59      546,704    3,602,684   -34.48%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.71       73,642      641,374   -12.91%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.15           97        1,085    11.54%
AIM V.I. INTERNATIONAL
   EQUITY                                                                                            0.40%
    VUL-CV (.75% Fee
       Rate)                    11.13           8.45      222,248    1,877,552   -24.10%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.31           7.81      133,445    1,042,221   -24.22%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.64       34,367      296,760   -13.65%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.64           97        1,035     6.39%
AIM V.I. VALUE                                                                                       0.14%
    VUL I (.80% Fee Rate)       12.70          11.02      531,405    5,855,175   -13.26%
    VUL-CV (.75% Fee
       Rate)                    10.04           8.71    2,176,049   18,957,893   -13.22%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.34           8.96      639,328    5,727,071   -13.35%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.99       84,088      756,034   -10.09%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.34           97        1,103    13.39%
AFIS GROWTH CLASS 2                                                                                  0.48%
    VUL-CV (.75% Fee
       Rate)                     9.19           7.47    1,372,856   10,250,938   -18.76%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    13.79          11.18      598,689    6,695,351   -18.89%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.71      335,172    2,920,082   -12.88%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.34           97        1,201    23.38%
AFIS GROWTH -- INCOME
   CLASS 2                                                                                           1.86%
    VUL-CV (.75% Fee
       Rate)                    10.43          10.61      711,827    7,555,771     1.79%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.69          11.88      344,573    4,094,895     1.64%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.76      225,608    2,202,908    -2.36%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.34           97        1,103    13.35%
AFIS GLOBAL SMALL
   CAPITALIZATION
   CLASS 2                                                                                           0.80%
    VUL-CV (.75% Fee
       Rate)                     7.75           6.70      152,746    1,023,485   -13.50%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.05           9.55      115,526    1,103,001   -13.63%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.16       40,148      367,811    -8.39%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.53           97        1,219    25.26%
AFIS INTERNATIONAL
   CLASS 2                                                                                             --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.25        7,201       73,791     2.47%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.25       17,550      179,902     2.51%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.86           97        1,057     8.60%
AVPSF PREMIER GROWTH                                                                                   --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.04        4,968       54,851    10.40%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          11.04        2,305       25,451    10.44%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.98           97        1,166    19.82%
AVPSF GROWTH AND INCOME                                                                                --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.38       21,456      222,617     3.75%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.38       49,195      510,640     3.80%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.34           97        1,104    13.43%
AVPSF ALLIANCEBERNSTEIN
   SMALL CAP VALUE                                                                                     --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.94        1,281       14,011     9.42%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.95        7,659       83,837     9.46%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.86           97        1,154    18.60%
AVPSF TECHNOLOGY                                                                                       --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.59        1,266       14,675    15.94%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          11.60          513        5,953    15.99%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.91           97        1,256    29.08%
BARON CAPITAL ASSET
   INSURANCE SHARES                                                                                    --
    VUL-CV (.75% Fee
       Rate)                    10.91          12.17      140,819    1,713,489    11.50%
    VUL-DB (.90% Fee
       Rate)                    12.27          13.66       70,727      965,953    11.33%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00          10.61       22,971      243,680     6.08%
DEUTSCHE VIT EAFE EQUITY
   INDEX                                                                                               --
    VUL-CV (.75% Fee
       Rate)                    10.32           7.72      190,730    1,471,560   -25.25%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.82           7.33      109,462      802,191   -25.36%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.28       26,036      215,632   -17.18%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.62           97        1,033     6.16%
DEUTSCHE VIT EQUITY 500
   INDEX                                                                                             0.93%
    VUL I (.80% Fee Rate)       11.97          10.43      941,597    9,820,738   -12.88%
    VUL-CV (.75% Fee
       Rate)                     9.93           8.65    2,454,180   21,238,642   -12.84%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.54           9.17      602,157    5,521,817   -12.97%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.16      129,782    1,189,401    -8.35%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.30           97        1,100    13.01%
DEUTSCHE VIT SMALL CAP
   INDEX                                                                                             0.80%
    VUL-CV (.75% Fee
       Rate)                    10.89          11.03      257,019    2,836,045     1.31%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.74          11.88       65,047      772,677     1.16%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.00       30,964      309,774     0.04%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.14           97        1,181    21.36%
DGPF HIGH YIELD                                                                                      8.27%
    VUL-CV (.75% Fee
       Rate)                     7.84           7.47      104,498      780,164    -4.82%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.44           8.02       47,799      383,476    -4.96%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.93        9,230       91,675    -0.68%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.35           97        1,007     3.46%
DGPF DEVON                                                                                           0.66%
    VUL-CV (.75% Fee
       Rate)                     8.01           7.22       43,742      315,630    -9.87%
    VUL-DB (.90% Fee
       Rate)                     9.29           8.36        1,757       14,691   -10.01%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.15          371        3,397    -8.46%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
DGPF EMERGING MARKETS                                                                                0.43%
    VUL I (.80% Fee Rate)  $     8.62  $        9.00       31,675  $   285,076     4.44%
    VUL-CV (.75% Fee
       Rate)                     9.17           9.59      116,928    1,120,996     4.49%
    VUL-DB (.90% Fee
       Rate)                     9.42           9.83       24,105      236,925     4.34%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.72        2,944       28,603    -2.84%
DGPF GROWTH AND INCOME                                                                                 --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.35          142        1,473     3.51%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.35        1,752       18,143     3.53%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.12           97        1,083    11.25%
DGPF SMALL CAP VALUE                                                                                 0.84%
    VUL I (.80% Fee Rate)       10.78          11.96      203,613    2,434,634    10.95%
    VUL-CV (.75% Fee
       Rate)                    11.10          12.32      394,623    4,861,098    11.00%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.43          13.78      145,192    2,000,190    10.84%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.55       96,363    1,016,790     5.52%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.82           97        1,151    18.25%
DGPF REIT                                                                                            1.17%
    VUL-CV (.75% Fee
       Rate)                    11.99          12.95       84,252    1,090,834     7.98%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    13.56          14.62       37,187      543,550     7.81%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.96       28,109      308,180     9.64%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.73           97        1,044     7.32%
DGPF TREND                                                                                             --
    VUL I (.80% Fee Rate)       17.22          14.46      170,402    2,463,796   -16.01%
    VUL-CV (.75% Fee
       Rate)                    14.40          12.10      618,933    7,490,287   -15.97%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.81          10.75      266,503    2,864,942   -16.10%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.77      117,638    1,148,866    -2.34%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.82           97        1,247    28.18%
DGPF U.S. GROWTH                                                                                       --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.88           81          882     8.76%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.88          142        1,544     8.79%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.68           97        1,136    16.78%
FIDELITY VIP
   EQUITY-INCOME                                                                                     1.73%
    VUL I (.80% Fee Rate)       11.61          10.95      440,423    4,822,049    -5.71%
FIDELITY VIP
   EQUITY-INCOME SERVICE
   CLASS                                                                                               --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.32        2,006       20,698     3.19%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.32       11,494      118,660     3.23%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.12           97        1,082    11.19%
FIDELITY VIP GROWTH
   SERVICE CLASS                                                                                       --
    VUL-CV (.75% Fee
       Rate)                     8.50           6.94      206,134    1,430,545   -18.34%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.49           6.92      174,210    1,205,983   -18.46%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.83       67,343      594,682   -11.69%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.80           97        1,148    18.02%
FIDELITY VIP HIGH INCOME
   SERVICE CLASS                                                                                     6.88%
    VUL-CV (.75% Fee
       Rate)                     8.07           7.06      113,783      802,795   -12.55%
    VUL-DB (.90% Fee
       Rate)                     8.06           7.04       74,376      523,531   -12.69%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.90       32,407      288,550   -10.96%
FIDELITY VIP OVERSEAS
   SERVICE CLASS                                                                                       --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.37        1,284       13,313     3.70%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.37        2,849       29,555     3.75%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.92           97        1,063     9.18%
FIDELITY VIP II ASSET
   MANAGER                                                                                           4.06%
    VUL I (.80% Fee Rate)       11.15          10.61       82,681      877,369    -4.85%
FIDELITY VIP II
   CONTRAFUND SERVICE
   CLASS                                                                                             0.60%
    VUL-CV (.75% Fee
       Rate)                    10.62           9.23      927,605    8,566,060   -13.02%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.20           9.73      250,454    2,436,163   -13.15%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.60       67,690      649,635    -4.03%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.96           97        1,067     9.60%
FIDELITY VIP II
   INVESTMENT GRADE BOND                                                                             5.14%
    VUL I (.80% Fee Rate)       11.34          12.21      261,031    3,186,224     7.60%
FIDELITY VIP III GROWTH
   OPPORTUNITIES SERVICE
   CLASS                                                                                             0.24%
    VUL-CV (.75% Fee
       Rate)                     8.26           7.02      503,481    3,533,388   -15.08%
    VUL-DB (.90% Fee
       Rate)                     8.95           7.59       81,782      620,895   -15.21%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.25        7,704       71,240    -7.52%
JANUS ASPEN
   SERIES BALANCED                                                                                   2.83%
    VUL-CV (.75% Fee
       Rate)                    11.04          10.44    1,024,709   10,700,215    -5.38%
    VUL-DB (.90% Fee
       Rate)                    11.46          10.83      474,978    5,143,044    -5.52%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.67       43,635      422,145    -3.26%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH                                                                                            0.53%
    VUL-CV (.75% Fee
       Rate)                    12.63           9.72    1,457,585   14,169,673   -23.02%
    VUL-DB (.90% Fee
       Rate)                    12.07           9.28      549,455    5,097,012   -23.13%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.47      111,813      947,611   -15.25%
JANUS ASPEN
   SERIES AGGRESSIVE
   GROWTH SERVICE SHARES                                                                               --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.23           86          882     2.28%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.23        5,231       53,518     2.31%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.40           97        1,110    14.04%
JANUS ASPEN
   SERIES BALANCED
   SERVICE SHARES                                                                                    5.88%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.23        5,429       55,535     2.30%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.23       41,587      425,613     2.34%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.68           97        1,039     6.80%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL
   TECHNOLOGY SERVICE
   SHARES                                                                                            0.65%
    VUL-CV (.75% Fee
       Rate)               $     6.75  $        4.20      315,300  $ 1,323,329   -37.79%
    VUL-DB (.90% Fee
       Rate)                     6.74           4.19      133,138      557,404   -37.88%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.62       18,060      137,668   -23.77%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH SERVICE SHARES                                                                             0.22%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.72       23,165      248,221     7.16%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.72       30,249      324,281     7.21%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.53           97        1,122    15.31%
LN AGGRESSIVE GROWTH                                                                                   --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.93           93        1,019     9.26%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.93           90          984     9.31%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.43           97        1,213    24.32%
LN BOND                                                                                              5.65%
    VUL-CV (.75% Fee
       Rate)                    10.96          11.87    1,111,452   13,195,984     8.34%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.99          11.89      344,657    4,097,595     8.17%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.49      160,523    1,683,373     4.87%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.14           97          986     1.37%
LN CAPITAL APPRECIATION                                                                                --
    VUL-CV (.75% Fee
       Rate)                    10.79           7.94      654,970    5,198,478   -26.44%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.75           7.90      281,893    2,226,534   -26.55%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           7.93        8,782       69,646   -20.69%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.64           97        1,133    16.43%
LN EQUITY-INCOME                                                                                     1.44%
    VUL-CV (.75% Fee
       Rate)                    10.79           9.93      133,643    1,326,526    -8.03%
    VUL-DB (.90% Fee
       Rate)                    12.41          11.39       89,958    1,025,036    -8.17%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.45       29,160      275,698    -5.45%
LN GLOBAL ASSET
   ALLOCATION                                                                                        0.56%
    VUL-CV (.75% Fee
       Rate)                    10.15           9.29       35,542      330,122    -8.47%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.48           9.57       18,608      178,163    -8.60%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.56        1,131       10,805    -4.45%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.99           93        1,023     9.87%
LN INTERNATIONAL                                                                                     0.58%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.20        1,042       10,627     2.01%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.20          493        5,032     2.03%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.04           93        1,028    10.44%
LN MONEY MARKET                                                                                      3.78%
    VUL I (.80% Fee Rate)       11.18          11.53      149,033    1,718,780     3.19%
    VUL-CV (.75% Fee
       Rate)                    10.82          11.17    1,053,999   11,768,612     3.24%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.60          10.93    1,532,584   16,750,088     3.08%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.16    1,129,273   11,473,154     1.60%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.04           93          934     0.38%
LN SOCIAL AWARENESS                                                                                  0.77%
    VUL-CV (.75% Fee
       Rate)                    10.17           9.13      117,002    1,068,374   -10.20%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.80           9.68       16,436      159,159   -10.33%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.27       13,789      127,859    -7.27%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.53           93        1,073    15.29%
MFS VIT CAPITAL
   OPPORTUNITIES                                                                                       --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.72        2,335       25,026     7.16%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.72        6,995       74,983     7.20%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.92           93        1,110    19.24%
MFS VIT EMERGING GROWTH                                                                                --
    VUL I (.80% Fee Rate)       15.99          10.55      275,113    2,902,787   -34.02%
    VUL-CV (.75% Fee
       Rate)                    13.16           8.69      981,573    8,530,240   -33.98%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.79           8.43      290,024    2,444,392   -34.08%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.35       38,488      321,187   -16.55%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.16           93        1,132    21.56%
MFS VIT TOTAL RETURN                                                                                 1.80%
    VUL I (.80% Fee Rate)       12.23          12.16      220,725    2,683,651    -0.55%
    VUL-CV (.75% Fee
       Rate)                    11.33          11.27      376,707    4,245,629    -0.50%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.01          11.93      258,230    3,081,824    -0.65%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.87       97,201      959,607    -1.28%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.66           93          993     6.64%
MFS VIT UTILITIES                                                                                    3.09%
    VUL I (.80% Fee Rate)       14.87          11.18      111,191    1,243,472   -24.81%
    VUL-CV (.75% Fee
       Rate)                    12.93           9.73      302,698    2,944,952   -24.77%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.80           9.61      176,130    1,692,845   -24.88%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           7.72       48,160      371,978   -22.76%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00           9.88           93          919    -1.22%
NB AMT MID-CAP GROWTH                                                                                  --
    VUL-CV (.75% Fee
       Rate)                    13.84          10.35      525,304    5,437,812   -25.21%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    14.01          10.46      186,004    1,946,087   -25.32%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.74       73,205      639,761   -12.61%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.02           93        1,119    20.24%
NB AMT PARTNERS                                                                                      0.29%
    VUL-CV (.75% Fee
       Rate)                     9.51           9.17       87,068      798,401    -3.55%
    VUL-DB (.90% Fee
       Rate)                    11.36          10.94       34,088      373,043    -3.70%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.65       11,067      106,810    -3.49%
NB AMT REGENCY                                                                                         --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.49        2,029       21,277     4.88%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.49        6,673       70,017     4.92%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.17           93        1,040    11.69%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
OCC ACCUMULATION GLOBAL
   EQUITY                                                                                              --
    VUL I (.80% Fee Rate)  $    12.81  $       10.95       67,831  $   742,940   -14.51%
OCC ACCUMULATION MANAGED                                                                             2.29%
    VUL I (.80% Fee Rate)       11.09          10.46       82,263      860,269    -5.67%
PUTNAM VT GROWTH AND
   INCOME CLASS IB                                                                                     --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.19        4,310       43,902     1.86%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.19       23,261      237,025     1.90%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.88           93        1,013     8.80%
PUTNAM VT HEALTH SCIENCES
   CLASS IB                                                                                            --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.08        9,121       91,911     0.77%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.08        2,736       27,580     0.80%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.59           93          985     5.86%
TEMPLETON ASSET STRATEGY                                                                             1.45%
    VUL I (.80% Fee Rate)       11.97          10.72       32,372      346,970   -10.44%
TEMPLETON INTERNATIONAL
   SECURITIES                                                                                        3.01%
    VUL I (.80% Fee Rate)       11.44           9.56      336,966    3,222,768   -16.42%
TEMPLETON INTERNATIONAL
   SECURITIES CLASS 2                                                                                2.85%
    VUL-CV (.75% Fee
       Rate)                    10.92           9.10      367,307    3,343,373   -16.62%
    VUL-DB (.90% Fee
       Rate)                    11.32           9.42      115,140    1,084,659   -16.75%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.86       22,850      202,522   -11.37%
TEMPLETON GROWTH
   SECURITIES                                                                                        1.96%
    VUL I (.80% Fee Rate)       12.64          12.41       56,957      706,899    -1.77%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.42        7,895       82,299     4.24%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.43       19,695      205,389     4.28%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.20           97        1,090    12.04%
TEMPLETON GROWTH
   SECURITIES CLASS 2                                                                                1.74%
    VUL-CV (.75% Fee
       Rate)                    12.28          12.02       43,449      522,427    -2.05%
    VUL-DB (.90% Fee
       Rate)                    12.82          12.54       26,360      330,450    -2.19%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.78        4,977       48,681    -2.19%
FRANKLIN SMALL CAP                                                                                     --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.32        4,018       45,490    13.22%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          11.33       10,332      117,016    13.25%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.33           97        1,200    23.34%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/09/2001.
(2) Reflects less than a full year of activity. Funds were first received in this option on 9/10/2001.
(3) Reflects less than a full year of activity. Funds were first received in this option on 09/19/2001.
(4) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

4. PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                          AGGREGATE   AGGREGATE
                                          COST OF     PROCEEDS
                                          PURCHASES   FROM SALES
----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        $  823,864  $  282,865
----------------------------------------
AIM V.I. Diversified Income Fund             186,542     106,110
----------------------------------------
AIM V.I. Growth Fund                       9,921,456   2,464,401
----------------------------------------
AIM V.I. International Equity Fund         3,660,700   1,590,208
----------------------------------------
AIM V.I. Value Fund                       10,534,695   2,601,160
----------------------------------------
AFIS Growth Class 2 Fund                  19,680,459   1,656,880
----------------------------------------
AFIS Growth -- Income Class 2 Fund        13,528,978   1,329,944
----------------------------------------
AFIS Global Small Capitalization Class 2
   Fund                                    2,815,029     976,957
----------------------------------------
AFIS International Class 2 Fund              250,987       1,876
----------------------------------------
AVPSF Premier Growth Portfolio                49,963         566
----------------------------------------
AVPSF Growth and Income Portfolio          1,082,019      12,271
----------------------------------------
AVPSF AllianceBernstein Small Cap Value
   Portfolio                                  99,328       7,169
----------------------------------------
AVPSF Technology Portfolio                    21,361         305
----------------------------------------
Baron Capital Asset Insurance Shares
   Fund                                    2,054,934     394,050
----------------------------------------
Deutsche VIT EAFE Equity Index Fund        2,280,279     818,934
----------------------------------------
Deutsche VIT Equity 500 Index Fund        15,975,115   4,706,232
----------------------------------------
Deutsche VIT Small Cap Index Fund          3,321,765   1,500,429
----------------------------------------
DGPF High Yield Series                     1,291,011     542,587
----------------------------------------
DGPF Devon Series                            138,261      74,228
----------------------------------------
DGPF Emerging Markets Series               1,442,838     966,686
----------------------------------------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                          AGGREGATE   AGGREGATE
                                          COST OF     PROCEEDS
                                          PURCHASES   FROM SALES
----------------------------------------------------------------
DGPF Growth and Income Series             $   20,532  $      246
----------------------------------------
DGPF Small Cap Value Series                5,594,351   1,349,705
----------------------------------------
DGPF REIT Series                           1,873,000     478,090
----------------------------------------
DGPF Trend Series                          6,436,687   1,975,465
----------------------------------------
DGPF U.S. Growth Series                        3,407         179
----------------------------------------
Fidelity VIP Equity-Income Portfolio         918,801     691,714
----------------------------------------
Fidelity VIP Equity-Income Service
   Class Portfolio                           144,810      10,786
----------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                         2,982,204     513,995
----------------------------------------
Fidelity VIP High Income Service
   Class Portfolio                         1,828,590     452,471
----------------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                            34,344         539
----------------------------------------
Fidelity VIP II Asset Manager Portfolio      187,240     130,981
----------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                         5,861,333   1,167,221
----------------------------------------
Fidelity VIP II Investment Grade Bond
   Portfolio                                 690,883     402,035
----------------------------------------
Fidelity VIP III Growth Opportunities
   Service Class Portfolio                 1,717,981     675,444
----------------------------------------
Janus Aspen Series Balanced Portfolio      6,993,142   1,888,734
----------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                               9,230,931   1,908,877
----------------------------------------
Janus Aspen Series Aggressive Growth
   Service Shares Portfolio                   58,233       4,249
----------------------------------------
Janus Aspen Series Balanced Service
   Shares Portfolio                          689,501       2,829
----------------------------------------
Janus Aspen Series Global Technology
   Service Shares Portfolio                2,566,525     574,033
----------------------------------------
Janus Aspen Series Worldwide Growth
   Service Shares Portfolio                  709,432      12,040
----------------------------------------
LN Aggressive Growth Fund                      2,969         170
----------------------------------------
LN Bond Fund                              10,789,215   1,571,366
----------------------------------------
LN Capital Appreciation Fund               5,364,503   1,486,288
----------------------------------------
LN Equity-Income Fund                      2,325,251     422,516
----------------------------------------
LN Global Asset Allocation Fund              444,035      94,724
----------------------------------------
LN International Fund                         14,607         251
----------------------------------------
LN Money Market Fund                      67,657,236  56,519,463
----------------------------------------
LN Social Awareness Fund                     943,393     213,292
----------------------------------------
MFS VIT Capital Opportunities Series         101,761       7,429
----------------------------------------
MFS VIT Emerging Growth Series             7,326,101   2,200,327
----------------------------------------
MFS VIT Total Return Series                7,474,757     906,976
----------------------------------------
MFS VIT Utilities Series                   4,538,787   1,642,978
----------------------------------------
NB AMT Mid-Cap Growth Portfolio            5,694,801     960,880
----------------------------------------
NB AMT Partners Portfolio                    834,153     162,791
----------------------------------------
NB AMT Regency Portfolio                      90,865       5,508
----------------------------------------
OCC Accumulation Global Equity Portfolio     156,515     114,898
----------------------------------------
OCC Accumulation Managed Portfolio           193,176     157,474
----------------------------------------
Putnam VT Growth and Income Class IB
   Fund                                      277,158       1,953
----------------------------------------
Putnam VT Health Sciences Class IB Fund      117,109         489
----------------------------------------
Templeton Asset Strategy Fund                102,311      65,242
----------------------------------------
Templeton International Securities Fund    1,332,951     460,217
----------------------------------------
Templeton International Securities
   Class 2 Fund                            3,626,129     955,240
----------------------------------------
Templeton Growth Securities Fund             615,789     149,404
----------------------------------------
Templeton Growth Securities Class 2 Fund     866,527     259,488
----------------------------------------
Franklin Smalll Cap Fund                     161,464       8,394
----------------------------------------

5. INVESTMENTS

   The following is a summary of investments owned at December 31, 2001.

                                             NET
                                SHARES       ASSET  VALUE OF    COST OF
                                OUTSTANDING  VALUE  SHARES      SHARES
--------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund                             140,014  $21.72 $3,041,097  $3,837,948
------------------------------
AIM V.I. Diversified Income
   Fund                              67,200   9.13     613,538     691,202
------------------------------
AIM V.I. Growth Fund              1,258,916  16.37  20,608,450  31,861,724
------------------------------
AIM V.I. International Equity
   Fund                             221,624  14.91   3,304,417   4,074,782
------------------------------
AIM V.I. Value Fund               1,338,214  23.35  31,247,295  38,962,355
------------------------------
AFIS Growth Class 2 Fund            448,228  44.08  19,757,870  25,249,156
------------------------------
AFIS Growth -- Income Class 2
   Fund                             437,404  31.58  13,813,218  14,447,073
------------------------------
AFIS Global Small
   Capitalization Class 2 Fund      213,952  11.48   2,456,168   2,580,552
------------------------------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS (CONTINUED)

                                             NET
                                SHARES       ASSET  VALUE OF    COST OF
                                OUTSTANDING  VALUE  SHARES      SHARES
--------------------------------------------------------------------------
AFIS International Class 2
   Fund                              21,125  $11.97 $  252,861  $  249,106
------------------------------
AVPSF Premier Growth Portfolio        2,005  25.16      50,437      49,413
------------------------------
AVPSF Growth and Income
   Portfolio                         48,610  22.16   1,077,193   1,069,830
------------------------------
AVPSF AllianceBernstein Small
   Cap Value Portfolio                8,815  11.18      98,551      92,392
------------------------------
AVPSF Technology Portfolio            1,269  17.24      21,876      21,069
------------------------------
Baron Capital Asset Insurance
   Shares Fund                      151,182  19.30   2,917,815   2,657,548
------------------------------
Deutsche VIT EAFE Equity Index
   Fund                             295,953   8.39   2,483,046   2,910,100
------------------------------
Deutsche VIT Equity 500 Index
   Fund                           3,147,032  11.98  37,701,445  42,592,342
------------------------------
Deutsche VIT Small Cap Index
   Fund                             363,843  10.73   3,904,037   3,986,823
------------------------------
DGPF High Yield Series              238,088   5.23   1,245,203   1,366,389
------------------------------
DGPF Devon Series                    31,162  10.71     333,745     378,589
------------------------------
DGPF Emerging Markets Series        253,321   6.61   1,674,453   1,682,781
------------------------------
DGPF Growth and Income Series         1,276  16.21      20,691      20,294
------------------------------
DGPF Small Cap Value Series         540,482  19.53  10,555,606   9,156,936
------------------------------
DGPF REIT Series                    165,816  11.70   1,940,048   1,816,987
------------------------------
DGPF Trend Series                   562,278  25.23  14,186,266  16,646,439
------------------------------
DGPF U.S. Growth Series                 469   7.60       3,562       3,237
------------------------------
Fidelity VIP Equity-Income
   Portfolio                        211,931  22.75   4,821,433   5,224,813
------------------------------
Fidelity VIP Equity-Income
   Service Class Portfolio            6,036  22.67     136,831     134,029
------------------------------
Fidelity VIP Growth Service
   Class Portfolio                   94,138  33.48   3,151,735   3,622,228
------------------------------
Fidelity VIP High Income
   Service Class Portfolio          253,091   6.38   1,614,721   1,829,419
------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                    2,501  13.83      34,588      33,818
------------------------------
Fidelity VIP II Asset Manager
   Portfolio                         60,497  14.51     877,809   1,008,998
------------------------------
Fidelity VIP II Contrafund
   Service Class Portfolio          577,794  20.06  11,590,547  13,298,441
------------------------------
Fidelity VIP II Investment
   Grade Bond Portfolio             244,864  12.92   3,163,646   2,981,678
------------------------------
Fidelity VIP III Growth
   Opportunities Service
   Class Portfolio                  279,646  15.11   4,225,445   5,242,935
------------------------------
Janus Aspen Series Balanced
   Portfolio                        720,860  22.57  16,269,820  18,065,523
------------------------------
Janus Aspen Series Worldwide
   Growth Portfolio                 706,728  28.54  20,170,005  27,574,809
------------------------------
Janus Aspen Series Aggressive
   Growth Service Shares
   Portfolio                          2,554  21.73      55,489      54,031
------------------------------
Janus Aspen Series Balanced
   Service Shares Portfolio          29,429  23.31     685,999     686,677
------------------------------
Janus Aspen Series Global
   Technology Service Shares
   Portfolio                        494,685   4.08   2,018,315   2,749,764
------------------------------
Janus Aspen Series Worldwide
   Growth Service Shares
   Portfolio                         25,320  28.38     718,572     697,939
------------------------------
LN Aggressive Growth Fund               343   9.37       3,212       2,795
------------------------------
LN Bond Fund                      1,564,659  12.38  19,368,911  18,921,242
------------------------------
LN Capital Appreciation Fund        428,437  17.36   7,436,807  10,976,909
------------------------------
LN Equity-Income Fund               167,420  15.34   2,568,053   2,756,233
------------------------------
LN Global Asset Allocation
   Fund                              41,339  12.58     519,917     553,740
------------------------------
LN International Fund                 1,321  11.16      14,731      14,353
------------------------------
LN Money Market Fund              4,046,008  10.00  40,460,079  40,460,079
------------------------------
LN Social Awareness Fund             52,742  25.80   1,360,889   1,774,926
------------------------------
MFS VIT Capital Opportunities
   Series                             7,222  13.56      97,934      94,453
------------------------------
MFS VIT Emerging Growth Series      786,872  17.98  14,147,961  21,191,715
------------------------------
MFS VIT Total Return Series         586,121  18.61  10,907,706  10,776,134
------------------------------
MFS VIT Utilities Series            388,831  15.95   6,201,856   8,059,588
------------------------------
NB AMT Mid-Cap Growth
   Portfolio                        470,381  16.94   7,968,259   9,941,926
------------------------------
NB AMT Partners Portfolio            84,051  15.10   1,269,176   1,308,439
------------------------------
NB AMT Regency Portfolio              9,021   9.97      89,943      85,524
------------------------------
OCC Accumulation Global Equity
   Portfolio                         55,705  13.09     729,185     890,663
------------------------------
OCC Accumulation Managed
   Portfolio                         21,451  40.15     861,263     902,964
------------------------------
Putnam VT Growth and Income
   Class IB Fund                     12,029  23.44     281,949     275,240
------------------------------
Putnam VT Health Sciences
   Class IB Fund                     10,057  11.70     117,670     116,626
------------------------------
Templeton Asset Strategy Fund        22,415  15.51     347,657     441,886
------------------------------
Templeton International
   Securities Fund                  272,009  11.85   3,223,302   4,704,020
------------------------------
Templeton International
   Securities Class 2 Fund          394,194  11.74   4,627,842   6,092,213
------------------------------
Templeton Growth Securities
   Fund                              87,672  11.09     972,283   1,050,000
------------------------------
Templeton Growth Securities
   Class 2 Fund                      82,129  11.01     904,243     989,871
------------------------------
Franklin Smalll Cap Fund              8,961  17.97     161,027     153,325
------------------------------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. NEW INVESTMENT FUNDS AND FUND NAME CHANGES

   During 2000, the American Variable Insurance Series (AVIS) family of funds changed its name to American Funds Insurance Series (AFIS), the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust, the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF) and the Templeton Variable Products Series fund family changed its name to Franklin Templeton Variable Insurance Products Trust. Also during 2000, the Delaware Premium Delchester Series changed its name to the DGPF High Yield Series, the Templeton International Fund changed its name to the Templeton International Securities Fund, the Templeton International Class 2 Fund changed its name to the Templeton International Securities Class 2 Fund, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund, the Templeton Stock Fund changed its name to the Templeton Growth Securities Fund and the Templeton Stock Class 2 Fund changed its name to the Templeton Growth Securities Class 2 Fund. Also during 2000, the Fidelity VIP Growth Service Class Fund, the Fidelity VIP High Income Service Class Fund and the Janus Aspen Series Global Technology Service Class Portfolio became available as investment options for Variable Account contract owners of selected policy forms. Accordingly, the 2000 statements of operations and changes in net assets for these subaccounts are for the period from May 1, 2000 (commencement of operations) to December 31, 2000.

   During 2001, the AFIS International Class 2 Fund, the AVPSF Premier Growth Portfolio, the AVPSF Growth and Income Portfolio, the AVPSF Alliance Bernstein Small Cap Value Portfolio, the AVPSF Technology Portfolio, the DGPF Growth and Income Series, the DGPF U.S. Growth Series, the Fidelity VIP Equity-Income Service Class Portfolio, the Fidelity VIP Overseas Service Class Portfolio, the Janus Aspen Series Aggressive Growth Service Shares Portfolio, the Janus Aspen Series Balanced Service Shares Portfolio, the Janus Aspen Series Worldwide Growth Service Shares Portfolio, the
   LN Aggressive Growth Fund Inc., the LN International Fund Inc., the MFS VIT Capital Opportunities Series, the NB AMT Regency Portfolio, the Putnam
   VT Growth and Income Class IB Fund, the Putnam VT Health Sciences Class IB Fund, and the Franklin Small Cap Fund became available as investment options for Variable Account contract owners of selected policy forms. Accordingly, the 2001 statements of operations and changes in net assets and total return and investment income ratios in footnote 3 for these subaccounts are for the period from September 10, 2001 (commencement of operations) to December 31, 2001.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company
 and
Contract Owners of Lincoln Life Flexible Premium Variable Life
Account M

We have audited the accompanying statement of assets and liabilities of Lincoln Life Flexible Premium Variable Life Account M ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, American Funds Insurance Series ("AFIS") Growth Class 2, AFIS Growth-Income Class 2, AFIS Global Small Capitalization Class 2, AFIS International Class 2, Alliance Variable Products Series Fund ("AVPSF") Premier Growth, AVPSF Growth and Income, AVPSF AllianceBernstein Small Cap Value, AVPSF Technology, Baron Capital Asset Fund Insurance Shares, Deutsche Asset Management VIT Funds Trust ("Deutsche VIT") EAFE Equity Index, Deutsche VIT Equity 500 Index, Deutsche VIT Small Cap Index, Delaware Group Premium Fund ("DGPF") High Yield, DGPF Devon, DGPF Emerging Markets, DGPF Growth and Income, DGPF Small Cap Value, DGPF REIT, DGPF Trend, DGPF U.S. Growth, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Equity-Income, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Service Class, Fidelity VIP High Income Service Class, Fidelity VIP Overseas Service Class, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Investment Grade Bond, Fidelity VIP III Growth Opportunities Service Class, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Janus Aspen Series Aggressive Growth Service Shares, Janus Aspen
Series Balanced Service Shares, Janus Aspen Series Global Technology Service Shares, Janus Aspen Series Worldwide Growth Service Shares, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN International, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, NB AMT Regency, OCC Accumulation Trust ("OCC Accumulation") Global Equity, OCC Accumulation Managed, Putnam Variable Trust ("Putnam VT") Growth and Income Class IB, Putnam VT Health Sciences Class IB, Franklin Templeton Variable Insurance Products Trust ("Templeton") Asset Strategy Class 1, Templeton International Securities Class 1, Templeton International Securities Class 2, Templeton Growth Securities Class 1, Templeton Growth Securities Class 2 and Franklin Small Cap Class 1), as of
December 31, 2001 and the related statements of operations and changes in net assets for each of the respective three years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account M as of December 31, 2001 and the results of their operations and the changes in their net assets for each of the respective three years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2002

           (This page has been left blank intentionally.)

The Lincoln National Life Insurance Company

Balance Sheets -- Statutory Basis

                                                         December 31
                                                       2001      2000
                                                     --------- ---------
                                                        (in millions)
                                                     -------------------
        Admitted assets
        Cash and investments:
         Bonds                                       $23,421.0 $21,852.5

        -----------------------------------------
         Preferred stocks                                223.6     261.7

        -----------------------------------------
         Unaffiliated common stocks                      107.6     161.7

        -----------------------------------------
         Affiliated common stocks                        623.5     743.0

        -----------------------------------------
         Mortgage loans on real estate                 4,098.7   4,102.0

        -----------------------------------------
         Real estate:

        -----------------------------------------
           Properties occupied by the company              6.2      10.5

        -----------------------------------------
           Properties held for sale                      243.6     261.2

        -----------------------------------------
         Policy loans                                  1,708.7   1,723.5

        -----------------------------------------
         Short-term investments                          798.1   1,427.9

        -----------------------------------------
         Other investments                               466.6     485.0

        -----------------------------------------
         Cash and cash equivalents                     1,899.4      20.5

                                                     --------- ---------
        -----------------------------------------
        Total cash and investments
        -----------------------------------------     33,597.0  31,049.5
        Premiums and fees in course of collection
        -----------------------------------------          3.1     111.5
        Accrued investment income
        -----------------------------------------        457.2     444.2
        Reinsurance recoverable
        -----------------------------------------        550.4     450.7
        Funds withheld by ceding companies
        -----------------------------------------        154.1      74.4
        Company owned policies and contracts
        -----------------------------------------        361.4     335.0
        Net deferred federal income taxes
        -----------------------------------------        180.2        --
        Goodwill
        -----------------------------------------         33.1      38.4
        Other admitted assets
        -----------------------------------------        130.9     106.2
        Separate account assets                       38,636.5  43,904.6
        -----------------------------------------    --------- ---------
        Total admitted assets                        $74,103.9 $76,514.5
        -----------------------------------------    ========= =========

                                                                  December 31
                                                               2001       2000
                                                             ---------  ---------
                                                                 (in millions)
                                                             --------------------
Liabilities and capital and surplus
Liabilities:
 Policy and contract liabilities:
------------------------------------------------------------
   Future policy benefits and claims                         $28,071.8  $27,828.0
------------------------------------------------------------
   Dividends payable                                              65.1       77.7
------------------------------------------------------------
   Other policyholder liabilities                                 56.0      220.5
------------------------------------------------------------ ---------  ---------
 Total policy and contract liabilities                        28,192.9   28,126.2
------------------------------------------------------------
 Amounts withheld or retained by Company as agent or trustee     869.5      639.8
------------------------------------------------------------
 Funds held under reinsurance treaties                         1,693.1      849.6
------------------------------------------------------------
 Asset valuation reserve                                         454.5      534.1
------------------------------------------------------------
 Interest maintenance reserve                                      7.7       20.9
------------------------------------------------------------
 Income taxes payable to parent                                  537.4       20.1
------------------------------------------------------------
 Other liabilities                                               965.8      516.7
------------------------------------------------------------
 Short-term loan payable to parent company                       200.0      199.5
------------------------------------------------------------
 Net transfers due from separate accounts                       (967.0)    (976.1)
------------------------------------------------------------
 Separate account liabilities                                 38,634.0   43,904.6
------------------------------------------------------------ ---------  ---------
Total liabilities                                             70,587.9   73,835.4
------------------------------------------------------------

Capital and surplus:
 Common stock, $2.50 par value:

    Authorized, issued and outstanding shares--10 million
    (owned by Lincoln National Corporation)                     25.0      25.0
 --------------------------------------------------------
  Surplus notes due to Lincoln National Corporation          1,250.0   1,250.0
 --------------------------------------------------------
  Paid-in surplus                                            1,520.4   2,006.1
 --------------------------------------------------------
  Unassigned surplus (deficit)                                 720.6    (602.0)
 --------------------------------------------------------  --------- ---------
 Total capital and surplus                                   3,516.0   2,679.1
 --------------------------------------------------------  --------- ---------
 Total liabilities and capital and surplus                 $74,103.9 $76,514.5
 --------------------------------------------------------  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Operations -- Statutory Basis

                                                                                     Year ended December 31
                                                                                   2001       2000      1999
                                                                                 ---------  --------- ---------
                                                                                          (in millions)
                                                                                 ------------------------------
Premiums and other revenues:
Life and annuity premiums                                                        $ 7,681.0  $ 7,985.7 $ 8,001.4
--------------------------------------------------------------
Accident and health premiums                                                        (286.1)     115.7    (258.2)
--------------------------------------------------------------
Net investment income                                                              2,128.4    2,125.5   2,203.2
--------------------------------------------------------------
Amortization of interest maintenance reserve                                          21.2       21.6      29.1
--------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                              966.1      568.4     472.3
--------------------------------------------------------------
Reserve adjustment on reinsurance ceded                                               32.0      407.5    (469.6)
--------------------------------------------------------------
Expense charges on deposit funds                                                      56.7      118.2     146.5
--------------------------------------------------------------
Separate account investment management and administration service fees               574.3      624.8     473.9
--------------------------------------------------------------
Other income                                                                         175.2      166.2      88.8
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Total revenues                                                                    11,348.8   12,133.6  10,687.4
--------------------------------------------------------------
Benefits and expenses:
Benefits and settlement expenses                                                   8,686.7    8,950.3   8,504.8
--------------------------------------------------------------                     1,691.1    2,466.2   1,618.4
Underwriting, acquisition, insurance and other expenses                          ---------  --------- ---------
--------------------------------------------------------------
Total benefits paid or provided                                                   10,377.8   11,416.5  10,123.2
--------------------------------------------------------------
Gain from operations before dividends to policyholders, income taxes and net
realized gain (loss) on investments                                                  971.0      717.1     564.2
--------------------------------------------------------------
Dividends to policyholders                                                            75.2       80.2      80.3
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before federal income taxes and net realized gain (loss) on
investments                                                                          895.8      636.9     483.9
--------------------------------------------------------------
Federal income taxes                                                                 456.5       94.9      85.4
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before net realized gain (loss) on investments                  439.3      542.0     398.5
--------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                   (260.3)      27.9     114.4

                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Net income                                                                       $   179.0  $   569.9 $   512.9
-------------------------------------------------------------------------------- =========  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                 Unassigned    Total
                                                       Common Surplus  Paid-in    Surplus   Capital and
                                                       Stock   Notes   Surplus   (Deficit)    Surplus
                                                       ------ -------- --------  ---------- -----------
                                                                        (in millions)
                                                       -----------------------------------------------
Balances at January 1, 1999                            $25.0  $1,250.0 $1,930.1   $ (640.6)  $2,564.5
------------------------------------------------------
Net income                                                --        --       --      512.9      512.9
------------------------------------------------------
Increase in difference in cost and admitted investment
amounts                                                   --        --       --     (101.9)    (101.9)
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (22.9)     (22.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --       26.0       26.0
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --       71.8       71.8
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --       (6.4)      (6.4)
------------------------------------------------------
Paid-in surplus                                           --        --     12.5         --       12.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (530.0)    (530.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 1999                           25.0   1,250.0  1,942.6     (691.1)   2,526.5
------------------------------------------------------

Net income                                                --        --       --      569.9      569.9
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       17.2       17.2
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (21.9)     (21.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --        0.6        0.6
------------------------------------------------------
Amortization of gain on reinsurance transaction           --        --       --       (7.9)      (7.9)
------------------------------------------------------
Change in policy reserve valuation basis                  --        --       --       (5.6)      (5.6)
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --      (43.2)     (43.2)
------------------------------------------------------
Paid-in surplus                                           --        --     63.5         --       63.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (420.0)    (420.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2000                           25.0   1,250.0  2,006.1     (602.0)   2,679.1
------------------------------------------------------

Net income                                                --        --       --      179.0      179.0
------------------------------------------------------
Cumulative effect of adoption of codification             --        --       --        8.7        8.7
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       77.7       77.7
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --     (162.8)    (162.8)
------------------------------------------------------
Increase in liability for reinsurance in unauthorized
companies                                                 --        --       --      (59.4)     (59.4)
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --    1,027.0    1,027.0
------------------------------------------------------
Change in net deferred income taxes                       --        --       --      169.8      169.8
------------------------------------------------------
Curtailment gain on employee benefit plans                --        --       --       12.4       12.4
------------------------------------------------------
Decrease in asset valuation reserve                       --        --       --       70.2       70.2
------------------------------------------------------
Paid-in surplus                                           --        --      9.3         --        9.3
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --   (495.0)        --     (495.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2001                          $25.0  $1,250.0 $1,520.4   $  720.6   $3,516.0
------------------------------------------------------ =====  ======== ========   ========   ========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Cash Flow -- Statutory Basis

                                                                             Year ended December 31
                                                                           2001       2000       1999
                                                                        ----------  ---------  ---------
                                                                                  (in millions)
                                                                        --------------------------------
Operating activities
Premiums, policy proceeds and other considerations received
----------------------------------------------------------------------- $  7,579.5  $ 8,082.8  $ 7,671.1
Allowances and reserve adjustments received (paid) on reinsurance ceded
-----------------------------------------------------------------------      802.8      610.1      (19.9)
Investment income received
-----------------------------------------------------------------------    1,990.1    2,109.8    2,168.6
Separate account investment management and administration service fees received
-----------------------------------------------------------------------      574.2      624.8      470.6
Benefits paid
-----------------------------------------------------------------------   (8,723.5)  (9,843.9)  (8,699.4)
Underwriting, acquisition, insurance and other expenses paid
-----------------------------------------------------------------------   (1,926.6)  (1,796.4)  (1,734.5)
Proceeds related to reinsurance agreements
-----------------------------------------------------------------------    1,472.8         --       71.8
Federal income taxes paid
-----------------------------------------------------------------------      (66.6)     (16.3)     (81.2)
Dividends to policyholders
-----------------------------------------------------------------------      (87.7)     (82.6)     (82.8)
Other income received and expenses paid, net                               1,194.0      (48.9)     252.1
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) operating activities
-----------------------------------------------------------------------    2,809.0     (360.6)      16.4

Investing activities
Sale, maturity or repayment of investments
-----------------------------------------------------------------------    9,473.3    5,845.5    6,557.7
Proceeds from sale of subsidiaries
-----------------------------------------------------------------------      330.8         --         --
Purchase of investments
-----------------------------------------------------------------------  (10,841.1)  (4,719.6)  (5,940.8)
Other sources (uses) including reinsured policy loans                         13.3     (344.6)    (497.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash (used in) provided by investing activities
-----------------------------------------------------------------------   (1,023.7)     781.3      119.9

Financing activities
Surplus paid-in
-----------------------------------------------------------------------        9.3       63.5       12.5
Proceeds from borrowings from shareholder
-----------------------------------------------------------------------      200.0      180.0      205.0
Repayment of borrowings from shareholder
-----------------------------------------------------------------------     (180.0)    (205.0)    (140.0)
Deposits on deposit type contract funds
-----------------------------------------------------------------------       (5.5)        --         --
Withdrawals on deposit type contract funds
-----------------------------------------------------------------------      (65.0)        --         --
Dividends paid to shareholder                                               (495.0)    (420.0)    (530.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) financing activities                         (536.2)    (381.5)    (452.5)
----------------------------------------------------------------------- ----------  ---------  ---------
Net increase (decrease) in cash and short-term investments
-----------------------------------------------------------------------    1,249.1       39.2     (316.2)
Cash and short-term investments at beginning of year                       1,448.4    1,409.2    1,725.4
----------------------------------------------------------------------- ----------  ---------  ---------
Cash and short-term investments at end of year                          $  2,697.5  $ 1,448.4  $ 1,409.2
----------------------------------------------------------------------- ==========  =========  =========


See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies


Organization and Operations
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries and eight non-insurance subsidiaries, including three limited liability companies.

The Company's principal businesses consist of underwriting annuities and life insurance contracts through multiple distribution channels. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners' ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of aquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

 Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income, as would be required under GAAP.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

The Lincoln National Life Insurance Company

 Subsidiaries
 The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally past-due agents' balances, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying statements of income. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefit Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exists.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are cred ited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Under statutory accounting, the initial gain from a reinsurance transaction is recognized as a separate a component of surplus (net of tax) and is recorded in income over time at the rate that earnings on the reinsured business are expected to emerge. Under GAAP, the gain is recognized as deferred revenue (a liability), net of DAC adjustments and is amortized into earnings over time at the rate that earnings on the reinsured business are expected to emerge.

 Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Effective January 1, 2001, deferred federal income taxes are provided; however, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes

The Lincoln National Life Insurance Company are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Surplus Notes Due to LNC
 Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

 Statements of Cash Flows
 Cash, cash equivalents, and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

 A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                       Capital and Surplus      Net Income (Loss)
                                                                      -----------------------------------------------
                                                                           December 31        Year ended December 31
                                                                        2001       2000      2001     2000     1999
                                                                      ---------  ---------  --------------------------
                                                                          (in millions)           (in millions)
                                                                      ---------  ---------  --------------------------
Amounts reported on a statutory-basis................................ $ 3,516.0  $ 2,679.1  $ 179.0  $ 569.9  $ 512.9
GAAP adjustments:
  Deferred policy acquisition costs, present value of future profits
   and goodwill......................................................   3,657.5    3,812.6    305.1    287.9    135.0
  Policy and contract reserves.......................................  (1,946.0)  (2,129.9)  (221.9)  (142.3)   (97.3)
  Policyholders' share of earnings and surplus on participating
   business..........................................................     (96.2)    (131.1)    (3.3)     (.3)    (1.8)
  Statutory deferred gain in surplus.................................  (1,042.4)     (63.9)      --       --       --
  Deferred income taxes..............................................    (257.8)     185.2    310.8   (108.3)  (117.4)
  Interest maintenance reserve.......................................       7.7       20.9    (12.9)   (51.4)   (87.2)
  Asset valuation reserve............................................     454.5      534.1       --       --       --
  Nonadmitted assets.................................................     731.1      196.1       --       --       --
  Unrealized gain (loss) on investments..............................     362.0       38.7       --       --       --
  Net realized loss on investments...................................      (2.8)    (156.5)    48.8     18.9    (32.4)
  Investments in subsidiary companies................................     567.8      523.3     77.8     61.8     39.1
  Surplus notes and related interest.................................  (1,250.0)  (1,250.0)      --       --      1.5
  Other, net.........................................................     197.5      (59.8)  (187.3)    12.7    129.8
                                                                      ---------  ---------  -------  -------  -------
Net increase (decrease)..............................................   1,382.9    1,519.7    317.1     79.0    (30.7)
                                                                      ---------  ---------  -------  -------  -------
Amounts reported on a GAAP basis..................................... $ 4,898.9  $ 4,198.8  $ 496.1  $ 648.9  $ 482.2
                                                                      =========  =========  =======  =======  =======

Other significant accounting practices are as follows:

Investments
Bonds not backed by other loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective adjustment method to securities purchased prior to that date.

Redeemable preferred stocks, which have the characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other preferred stocks are recorded at market value.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

The Lincoln National Life Insurance Company

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments that qualify for hedge accounting, and meet the criteria of an effective hedge, on a basis consistent with that of the item hedged, with the related net unrealized capital gain or loss reported in unassigned surplus, when applicable, along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains and losses were reported in unassigned surplus without any adjustment for federal income taxes. The Company accounts for derivatives securities that do not meet the criteria to qualify for hedge accounting at fair value, and the related changes in fair value are recognized in current operations. The fair values of the Company's derivative securities are based on industry standard pricing models that are commercially available.

Upon termination, gains and losses on those derivative instruments that qualify for hedge accounting are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity of the subsidiaries, adjusted to a statutory basis. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Prior to January 1, 2001, the Company reported its noninsurance subsidiaries based on the underlying GAAP equity of the subsidiaries.

The Company has minor ownership interests in joint ventures and carries these investments based on its interest in the underlying GAAP equity of the investee.

Mortgage loans on real estate are reported at aggregate unpaid balances, less allowances for impairment. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. The impairment is considered to be other than temporary when management determines foreclosure is probable. Then the mortgage loan is written down to fair value and a realized loss is recognized.

Policy loans are reported at unpaid balances.

Real estate occupied by the Company is reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company was reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly to unassigned surplus.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

Goodwill
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years. Goodwill is evaluated periodically for impairment, and if determined to be impaired, is written down to fair value, with the amount of the write down recorded as a realized loss.

Premiums
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

Benefits

Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at

The Lincoln National Life Insurance Company least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves are at least as great as the minimum aggregate amounts required by the Insurance Department.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

As of December 31, 2001, the Company has $71.4 million in reserves on $11.2 billion of insurance inforce on the life line of business, for which the gross premiums are less than the net premiums according to the standard of valuation required by the Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest on funds not involving life contingencies has been determined by formula or from the basic data for such items.

Net of reinsurance, liabilities related to guaranteed investment contracts are equal to fund balances. Other deposit-type liabilities, such as supplemental contracts without life contingencies, annuities certain and dividend accumulations, are calculated by discounting the liabilities at prescribed interest rates.

Reinsurance Ceded and Assumed
Reinsurance premiums, benefits paid and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

The Company enters into reinsurance agreements with other companies in the normal course of business. Prior to the acquisition of LNC's reinsurance operations by Swiss Re on December 7, 2001, LNC's insurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operations. Assets and liabilities on the balance sheets, and premiums and benefits on the statements of operations, which result from reinsurance contracts, are netted in accordance with accounting practices prescribed by the Indiana Department of Insurance, including the Swiss Re indemnity reinsurance transactions.

Pension Benefits
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

Income Taxes
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Stock Options
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are reported as separate account investment management and administration service fees. Mortality charges on variable universal life contracts are reported as expense charges on deposit funds in the accompanying statements of operations. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in separate account investment management and administration service fees.

Reclassifications
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income of the prior years.
--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. Effective January 1, 2001, the State of Indiana required that insurance companies domiciled in Indiana prepare their statutory-basis financial statements in accordance with the NAIC APPM.

Accounting changes adopted to conform to the provisions of the NAIC APPM are reported as changes in accounting princi-

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice (continued)

ples. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus by $8.7 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Deferred tax asset............................     $110.8...
          Employee benefit plans........................       18.2...
          AVR beginning value adjustment for other asset
           changes......................................        9.4...
          Cost of collection............................        2.0...
          Home office real estate.......................      (3.8)...
          Mortgage loans impairment.....................      (5.2)...
          Derivatives...................................      (9.6)...
          Company owned furniture, equipment and
           plane........................................     (11.7)...
          Bonds and stocks..............................     (41.0)...
          Tax deficiency reserve........................     (60.4)...
                                                            ------
          Total.........................................    $  8.7
                                                            ======

In 2001, the Company received written approval from the Insurance Department to pay dividends from paid-in surplus, instead of from unassigned surplus, if there is no earned surplus, or an insufficient amount of earned surplus, to pay the requested dividend, subject to the Indiana Insurance Commission's approval. The Insurance Department also granted the Company permission to retroactively reclassify dividends paid from earned surplus in 2001 to paid-in surplus. Dividends paid in 2001 from paid-in surplus, after the retroactive adjustment, totaled $495.0 million.

The Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Indiana Insurance Law. The NAIC APPM has been adopted as a component of prescribed or permitted practices by the state of Indiana, however; Indiana has required the use of particular mortality tables to compute reserves for certain types of life insurance policies, which result in higher reserves than would be required under NAIC APPM. The use of the mortality tables required by Indiana, rather than reserve calculation pursuant to NAIC APPM, resulted in a decrease to gain from operations before federal income taxes and net realized loss on investments for the year ended December 31, 2001 of $68.9 million, and a decrease to capital and surplus as of December 31, 2001 of $162.7 million.
--------------------------------------------------------------------------------
3. Investments

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized   Fair
                                 Cost      Gains      Losses     Value
                               --------- ---------- ---------- ---------
                                             (in millions)
                               -----------------------------------------
        At December 31, 2001:
          Corporate........... $19,283.8   $665.0     $488.5   $19,460.3
          U.S. government.....     325.8     55.9        4.7       377.0
          Foreign government..     765.6     43.7        3.8       805.5
          Mortgage-backed.....   3,016.0    114.8       22.7     3,108.1
          State and municipal.      29.8       .3         .6        29.5
                               ---------   ------     ------   ---------
                               $23,421.0   $879.7     $520.3   $23,780.4
                               =========   ======     ======   =========
        At December 31, 2000:
          Corporate........... $17,205.5   $430.8     $542.0   $17,094.3
          U.S. government.....     324.2     64.2        2.5       385.9
          Foreign government..     812.6     35.9       27.9       820.6
          Mortgage-backed.....   3,499.0     89.9       34.2     3,554.7
          State and municipal.      11.2       --         .1        11.1
                               ---------   ------     ------   ---------
                               $21,852.5   $620.8     $606.7   $21,866.6
                               =========   ======     ======   =========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $248.7 million and $58.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

The Lincoln National Life Insurance Company

A summary of the cost or amortized cost and the fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                              Cost or
                                             Amortized   Fair
                                               Cost      Value
                                             --------- ---------
                                                (in millions)
                                             --------- ---------
               Maturity:
                 In 2002.................... $   711.6 $   723.7
                 In 2003-2006...............   4,918.6   5,035.2
                 In 2007-2011...............   7,682.8   7,662.6
                 After 2011.................   7,092.1   7,250.8
                 Mortgage-backed securities.   3,015.9   3,108.1
                                             --------- ---------
               Total........................ $23,421.0 $23,780.4
                                             ========= =========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999 were $5.6 billion, $2.9 billion and $5.4 billion, respectively. Gross gains during 2001, 2000 and 1999 of $146.3 million, $56.0 million and $95.4 million, respectively, and gross losses of $171.4 million, $116.5 million and $195.5 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $21.4 million and $99.9 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. At December 31, 2001, the Company held foreign-currency dominated securities with a U.S. dollar equivalent par value of $80.1 million.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $1.7 billion, with an aggregate fair value of $1.6 billion. Those holdings amounted to 7.34% of the Company's investments in bonds and less than 4.89% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost of preferred stock and unaffiliated common stock, gross unrealized gains and losses and the fair value of such investments at December 31, 2001, and 2000 are as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized Fair
                                 Cost      Gains      Losses   Value
                               --------- ---------- ---------- -----
                                           (in millions)
                               --------- ---------- ---------- -----
           At December 31,
            2001:
             Preferred stocks.  $223.6     $ 5.5      $  .6    228.5
                               =====================================
             Unaffiliated
              common stocks...   107.4      15.2       15.1    107.5
                               =====================================
           At December 31,
            2000:
             Preferred stocks.   261.7       2.9       25.1    239.5
                               =====================================
             Unaffiliated
              common stocks...   145.7      30.7       14.7    161.7
                               =====================================

The cost or amortized cost of preferred stocks at December 31, 2001 and 2000 has been reduced by adjustments of $14.9 million and $7.6 million, respectively, to decrease amortized cost as a result of write-downs of these investments due to impairment and/or the SVO designating certain investments as low or lower quality.

During 2001, the minimum and maximum lending rates for mortgage loans were 6.3% and 10.0%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 79.5%. At December 31, 2000, the Company held mortgages aggregating $5.0 million with interest overdue beyond 180 days (excluding accrued interest). No interest was past due 180 days or more on mortgages at December 31, 2001. At December 31, 2001 and 2000 impaired loans with a related allowance ($2.5 million and $5.2 million, respectively) for credit losses are $21.7 million and $24.1 million, respectively. The average recorded investment in impaired loans is $23.3 million and $30.l million at December 31, 2001 and 2000, respectively. The Company recognized interest income of $2.8 million during the period the loans were impaired for each of the years ended December 31, 2001 and 2000. At December 31, 2001 and 2000, there was no nonadmitted interest due on these mortgage loans. Mortgage loans balances do not include any taxes, assessments or amounts advanced as of December 31, 2001 or 2000. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

The total recorded investment in restructured mortgage loans, at December 31, 2001 and 2000 is $5.2 million and $4.1 million, respectively. The realized capital losses related to these loans were $.7 million and $.5 million at December 31, 2001 and 2000, respectively. The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The Lincoln National Life Insurance Company

Components of the Company's investments in real estate are summarized as follows:

                                                    December 31
                                                   2001    2000
                                                  --------------
                                                   (in millions)
                                                  --------------
              Properties occupied by the Company:
                Land............................. $  1.8  $  2.5
                Buildings........................    4.9    10.5
                Less accumulated depreciation....    (.5)   (2.5)
                                                  ------  ------
                                                     6.2    10.5
              Properties held for sale:
                Land.............................   41.3    45.8
                Buildings........................  219.3   238.3
                Other............................   19.9    16.3
                Less accumulated depreciation....  (36.9)  (39.2)
                                                  ------  ------
                                                   243.6   261.2
                                                  ------  ------
              Total real estate.................. $249.8  $271.7
                                                  ======  ======

The major categories of net investment income are as follows:

                                              Year ended December 31
                                              2001     2000     1999
                                            --------------------------
                                                  (in millions)
                                            --------------------------
         Income:
           Bonds........................... $1,724.3 $1,744.3 $1,840.6
           Preferred stocks................     22.0     21.3     20.3
           Unaffiliated common stocks......      2.4      4.9      6.3
           Affiliated common stocks........     79.8     10.2      7.8
           Mortgage loans on real estate...    326.5    328.1    321.0
           Real estate.....................     42.3     41.4     57.8
           Policy loans....................    111.0    109.8    101.7
           Other investments...............     70.5     58.7     50.6
           Cash and short-term investments.     58.2     77.9     95.9
                                            -------- -------- --------
         Total investment income...........  2,437.0  2,396.6  2,502.0
         Expenses:
           Depreciation....................     10.5     12.8     14.4
           Other...........................    298.1    258.3    284.4
                                            -------- -------- --------
         Total investment expenses.........    308.6    271.1    298.8
                                            -------- -------- --------
         Net investment income............. $2,128.4 $2,125.5 $2,203.2
                                            ======== ======== ========

Nonadmitted accrued investment income at December 31, 2001 amounted to $9.9 million and consists principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                      2001     2000    1999
                                                                                                     -----------------------
                                                                                                          (in millions)
                                                                                                     -----------------------
Net realized capital gains (losses) on investments.................................................. $(235.1) $(60.3) $ 20.8
Less amount transferred to IMR (net of related taxes (credits) of $4.3, ($16.0) and ($31.4) in 2001,
 2000 and 1999, respectively).......................................................................     7.9   (29.7)  (58.3)
                                                                                                     -------  ------  ------
                                                                                                      (243.0)  (30.6)   79.1
Less federal income taxes (credits) on realized gains (losses)......................................    17.3   (58.5)  (35.3)
                                                                                                     -------  ------  ------
Net realized capital gains (losses) net of income tax expense and excluding net transfers to the IMR $(260.3) $ 27.9  $114.4
                                                                                                     =======  ======  ======

The Lincoln National Life Insurance Company

4. Subsidiaries


At December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("LNY"). At December 31, 2000, the Company also owned 100% of the outstanding common stock of two other insurance subsidiaries, Lincoln National Health &
Casualty Insurance Company and Lincoln National Reassurance Company, which were sold during 2001. A realized loss of $12.5 million was realized on these sales. The Company owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Lincoln Financial Distributors, Inc. ("LFD"), which was formerly known as Sagemark Consulting, Inc., Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").

Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                 December 31, 2001 December 31, 2000
                                 -----------------------------------
                                  First             First
                                  Penn      LNY     Penn      LNY
                                 -----------------------------------
           Cash and invested
            assets.............. $1,487.4 $1,945.7 $1,376.9 $1,947.0
           Other assets.........     81.1     42.4     41.6     41.7
           Separate account
            asset...............       --    356.4       --    329.8
                                 -------- -------- -------- --------
           Total admitted
            assets.............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========
           Insurance reserves... $1,415.1 $1,760.7 $1,305.3 $1,772.1
           Other liabilities....     76.4     36.8     41.8     48.0
           Separate account
            liabilities.........       --    356.4       --    329.8
           Capital and surplus..     77.0    190.6     71.4    168.6
                                 -------- -------- -------- --------
           Total liabilities and
            capital and
            surplus............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========

                                               Year ended
                                   December 31, 2001 December 31, 2000
                                   ----------------------------------
                                    First             First
                                    Penn       LNY    Penn       LNY
                                   ------    ------- --------  -------
             Revenues............. $349.7    $395.0  $327.6    $389.8
             Benefits and expenses  343.2     363.4   322.2     341.8
             Net realized losses..   (8.2)    (12.2)     --      (2.2)
                                   ------    ------   ------   ------
             Net income (loss).... $ (1.7)   $ 19.4  $  5.4    $ 45.8
                                   ======    ======   ======   ======

LNIA was purchased in 1998 for $.6 million and has an admitted asset value of $2.0 million at December 31, 2001. LFD is a broker dealer that was acquired in connection with a reinsurance transaction completed in 1998 and has an admitted asset value of $7.0 million at December 31, 2001. Wakefield was formed in 1999 to engage in the ownership and management of investments and has an admitted asset value of $280.6 million at December 31, 2001. Wakefield's assets as of December 31, 2001 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12.7 million and has an admitted asset value of $26.3 million at December 31, 2001. LLAD was formed in 2000 to distribute the Company's products to its customers and has an admitted asset value of $40.0 million at December 31, 2001.

The carrying value of all affiliated common stocks, was $623.5 and $743.0 million at December 31, 2001 and 2000, respectively. The cost basis of investments in subsidiaries as of December 31, 2001 and 2000 was $750.2 million and $1.1 billion, respectively. Included in the change in differences in cost and admitted investment amounts in the Statement of Changes in Capital and Surplus is a net decrease in the unrealized loss on investments in subsidiaries for the year ended December 31, 2001 of $61.7 million, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates.

During 2001, 2000 and 1999, the subsidiaries paid dividends to the Company of $74.6 million, $11 million and $5.2 million, respectively.

The Company has no investments in subsidiaries, controlled entities, affiliated entities, joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company did not recognize any impairment write-downs for its investments in subsidiaries during the statement period.

The Lincoln National Life Insurance Company

5. Federal Income Taxes


Income before federal income taxes differs from taxable income in 2001 principally due to tax expense on the deferred gain from the sale of the reinsurance operations (see Note 9), offset by tax-exempt investment income and dividends-received tax deductions. In 2000 and 1999, income before federal income taxes differs from taxable income principally due to tax exempt investment income and dividends-received tax deductions.

Capital gains (losses) of $63.7 million, ($174.0 million) and ($151.7 million), were recognized in 2001, 2000 and 1999, respectively. The losses were carried back to recover taxes paid in prior years.

The Company paid (received) $9.6 million, ($42.6 million) and $45.3 million to
(from) LNC in 2001, 2000 and 1999, respectively, for federal income taxes.

The components of the net deferred tax asset are as follows:

                                             December 31, January 1,
                                                 2001        2001
                                             ----------------------
                                                  (in millions)
                                             ----------------------
            Gross deferred tax assets.......   $ 797.5     $ 721.8
            Gross deferred tax liabilities..    (156.1)     (250.2)
            Deferred tax assets non-admitted    (461.2)     (360.8)
                                               -------     -------
            Net deferred tax asset..........   $ 180.2     $ 110.8
                                               =======     =======

The components of income tax expense are as follows:

                                                2001     2000    1999
                                               -----------------------
                                                    (in millions)
                                               -----------------------
         Current federal income tax:
           Federal income tax expense on
            operations........................  $456.5  $ 94.9  $ 85.4
           Federal income tax expense
            (credit) on realized gains
            (losses)..........................    17.3   (58.5)  (35.3)
                                               -------  ------  ------
         Total current federal income tax in
          net income..........................   473.8    36.4    50.1
         Change in deferred tax:
           Change in deferred tax assets......   (75.7)     --      --
           Change in deferred tax liabilities.   (94.1)     --      --
           Change in non-admitted deferred
            tax asset.........................   100.4      --      --
                                               -------  ------  ------
         Net change in net deferred tax asset.   (69.4)     --      --
                                               -------  ------  ------
         Total federal income tax............. $ 404.4  $ 36.4  $ 50.1
                                               =======  ======  ======

The Company's income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                2001    2000    1999
                                               ----------------------
                                                    (in millions)
                                               ----------------------
          Expected federal income tax
           expense............................ $313.5  $222.9  $169.4
          Gain from sale of reinsurance
           agreements.........................  310.0    (2.8)   25.1
          Tax preferred investment income.....  (99.5)  (71.9)  (60.9)
          Income tax credits..................  (39.0)  (17.5)  (16.7)
          Amortization of capitalized software  (14.5)  (13.6)  (11.8)
          (Payment) accrual of contingency
           items..............................  (14.3)   15.7    21.8
          Other amounts.......................    0.3   (37.9)  (41.5)
                                               ------  ------  ------
          Tax expense on net income before
           realized capital gains (losses)....  456.5    94.9    85.4
          Tax on realized capital gains.......   17.3   (58.5)  (35.3)
                                               ------  ------  ------
          Total income tax expense............ $473.8  $ 36.4  $ 50.1
                                               ======  ======  ======

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65.5 million. No deferred tax liabilities are recognized related to the Policyholders' Surplus Account.
--------------------------------------------------------------------------------
6. Reserves and Reinsurance
The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $183.1 and $123.5 million at December 31, 2001 and 2000, respectively.

The balance sheet caption, "Total policy and contract liabilities," has been reduced for insurance ceded in the amounts of $6.6 billion and $5.2 billion as of December 31, 2001 and 2000, respectively.

Reinsurance transactions, excluding assumption reinsurance, included in the income statement captions, "Life and annuity premiums" and "Accident and health premiums" are as follows:

                                         Year ended December 31
                                         2001      2000     1999
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $2,630.9  $3,952.9 $2,606.5
              Insurance ceded.........  3,200.8   2,766.6  1,675.1
                                       --------  -------- --------
              Net reinsurance premiums $ (569.9) $1,186.3 $  931.4
                                       ========  ======== ========

The Lincoln National Life Insurance Company

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $3.3 billion, $1.9 billion and $2.6 billion for 2001, 2000 and 1999, respectively.

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                          December 31, 2001
                                       ----------------------
                                                       Net of
                                       Gross   Loading Loading
                                       ------  ------- -------
                                            (in millions)
                                       ----------------------
                 Ordinary new business $  5.4   $(7.0) $ (1.6)
                 Ordinary renewal.....  (73.5)   (2.5)  (76.0)
                 Group life...........    6.9     1.0     7.9
                                       ------   -----  ------
                                       $(61.2)  $(8.5) $(69.7)
                                       ======   =====  ======

                                          December 31, 2000
                                       ------------------------
                                                        Net of
                                       Gross  Loading  Loading
                                       ------ -------- --------
                                            (in millions)
                                       ------------------------
                 Ordinary new business $ 13.0 $    8.1 $    4.9
                 Ordinary renewal.....   57.9     15.7     42.2
                 Group life...........    9.7       .2      9.5
                                       ------ -------- --------
                                       $ 80.6 $   24.0 $   56.6
                                       ====== ======== ========

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, which are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount   Percent
                                                     --------- -------
                                                       (in millions)
                                                     ----------------
         Subject to discretionary withdrawal with
          adjustment:
           With market value adjustment.............  $2,367.0     4%
           At book value, less surrender charge.....   2,457.5     5%
           At market value..........................  36,344.6    64%
                                                     ---------   ---
         Total......................................  41,169.1    73%
         Subject to discretionary withdrawal
          without adjustment at book value
          with minimal or no charge or
          adjustment................................  12,594.2    22%
         Not subject to discretionary withdrawal....   2,906.3     5%
                                                     ---------   ---
         Total annuity reserves and deposit fund....  56,669.6   100%
                                                     =========   ===
         Less reinsurance ceded.....................   1,225.3
                                                     ---------
         Net annuity reserves and deposit fund
           liabilities, including separate accounts. $55,444.3
                                                     =========

At December 31, 2001, the Company had variable annuity policies and variable universal life policies with guaranteed minimum death benefits as follows:

                                          Amount of
                               Subjected Reserve Held Reinsurance
                                Account    (Net of      Reserve
                                 Value   Reinsurance)   Credit
                               --------- ------------ -----------
                                         (in millions)
                               ----------------------------------
              Variable annuity $37,843.8    $46.7        $9.2
              Variable life...     114.7     23.8          --
                               ---------    -----        ----
              Total........... $37,958.5    $70.5        $9.2
                               =========    =====        ====

--------------------------------------------------------------------------------
7. Capital and Surplus

In 1998, the Company issued two surplus notes to LNC in return for cash of $1.25 billion. The first note, for $500.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before March 31, 2028, with interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.3 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before December 31, 2028, with interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.4 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The Lincoln National Life Insurance Company

A summary of the terms of these surplus notes follows (in millions):

                                   Principal
                                  Outstanding  Current  Inception   Accrued
                                       at        Year    to Date  Interest at
                     Principal    December 31, Interest Interest  December 31,
 Date Issued       Amount of Note     2001       Paid     Paid        2001
 -----------       -------------- ------------ -------- --------- ------------
 January 5, 1998..    $  500.0      $  500.0    $41.0    $130.7          --
 December 18, 1998       750.0         750.0     56.5     137.2          --
                      --------      --------    -----    ------     -------
 Total............    $1,250.0      $1,250.0    $97.5    $267.9          --
                      ========      ========    =====    ======     =======

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of dividends by the Company to LNC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without prior approval of the Indiana Insurance Commissioner. Ordinary dividends to LNC are restricted to the greater of 2001 statutory basis net income or 10% of statutory basis capital and surplus at December 31, 2001. In 2002, the Company can pay dividends of $300.6 million without the prior approval of the Indiana Insurance Commissioner, based on unassigned surplus available as stated in the December 31, 2001 Annual Statement filed with the Insurance Department (see Note 14).

Total assets have been decreased by $813.6 million for non-admitted assets as required by statutory guidance.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of
New York imposes upon accredited reinsurers.
--------------------------------------------------------------------------------
8. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or Balance Sheets for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNC recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. LNC hedges this volatility by purchasing call options on LNC stock. Call options hedging the vested SARs are also marked-to-market through net income. The compensation expense and hedge income (expense) do not affect the statutory-basis financial statements of the Company.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Employee Benefit Plans (continued)


As of December 31, 2001, there were 4,277,588 and 1,277,275 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 2,718,859 and 806,307, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $13.86 to $56.75. During 2001, 2000 and 1999, 3,175,782, 935,986 and 1,044,078 options became exercisable, respectively, 946,843, 190,100 and 318,421 options were exercised, respectively, and 227,141, 383,364 and 82,024 options forfeited, respectively.

As of December 31, 2001, there were 8,475 and 1,111,467 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR pro gram. Of the SARs granted, 102,297 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2001 and 2000, 177,485 and 8,500 SARs became exercisable, respectively, 15,200 and 5,100 SARs were forfeited, respectively and in 2001, 63,388 SARs were exercised. No SARs were exercised in 2000.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1.4 million in 1999.
--------------------------------------------------------------------------------
9. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Group Pension Annuities
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

Leases
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods. Rental expense on these leases was $28.4 million in 2001. The company receives rental income from affiliates for their use of a portion of the home office properties, which partially offsets rental expense. Such rental income amounted to $3.2 million in 2001. Total rental expense on other operating leases in 2001 was $12.0 million. Total rental expense on all operating leases in 2000 and 1999 was $45.6 million and $44.5 million, respectively. At December 31, 2001, future minimum rental commitments are as follows (in millions):

                               2002...... $ 37.9
                               2003......   35.0
                               2004......   34.1
                               2005......   33.1
                               2006......   33.4
                               Thereafter   64.8
                                          ------
                                          $238.3
                                          ======

Information Technology Commitment
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2001, 2000 and 1999 were $62.8 million, $65.1 million and $67.4 million respectively. Future minimum annual costs range from $40.9 million to $56.8 million, however future costs are dependent on usage and could exceed these amounts.

Reinsurance Contingencies
On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained approximately $500.0 million of statutory capital supporting the reinsurance operation. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of the Company. As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company

The Lincoln National Life Insurance Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, Life, Deposit-Type, and Accident and Health Reinsurance. During 2001, the Company recognized as income $8.0 million of the deferred gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Under the timeframe provided for within the acquisition agreement for dispute resolution, it is probable that the earliest point that these matters will be agreed upon would be the second quarter of 2002. If the parties are unable to reach agreement, and these matters go to arbitration, an ultimate resolution of these matters may take several additional months. Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the timeframe that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements as of and for the year ended December 31, 2001 represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

Other Insurance Ceded and Assumed
On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agree- ment, the Company transferred $490.8 million of cash to MetLife representing the statutory reserves transferred on this business less $17.8 million of purchase price consideration. In accordance with statutory accounting rules on indemnity reinsurance, the gain on sale was reported on a net-of-tax basis as a direct adjustment to surplus. At December 31, 2001, the surplus component of the gain ($64.8 million) related to this transaction is included in the total surplus gain component associated with the aquisition of LNC's reinsurance operations by Swiss Re and is being recognized in income at the rate that earnings are expected to emerge on this reinsurance business.

The Company cedes insurance to other companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10 million. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2001, the reserves associated with these reinsurance arrangements totaled $1.1 billion. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million in 1999.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2001, the Company provided $75.3 million of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $76.1 million and $16.7 million at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The Lincoln National Life Insurance Company

In 2001 and 2000, the Company did not commute any ceded reinsurance. During 2001, the Company recorded reinsurance credits on existing policies of $656.9 million as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

Surplus would be reduced by $402.4 million at December 31, 2001 if all reinsurance agreements were cancelled. In 2001, the Company established provisions for uncollectible reinsurance on personal accident reinsurance programs in the amount of $105.4 million and the Company wrote off ceded reinsurance balances in the amount of $89.0 million, related to personal accident reinsurance programs based on a refined analysis of the underlying information.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $1.2 billion, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial con- dition. Although the Company does not have any significant concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2001, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 21% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

Other Contingency Matters
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5.0 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 policies. Owners of approximately 4,300 policies have excluded themselves (opted-out) from the settlement and, with respect to these policies, will not be bound by the settlement. Total charges recorded during 2000 for this settlement were $64.7 million. With the court's approval of the settlement in the second quarter of 2001 and the expiration in the third quarter of 2001 of the time to file an appeal, the case was concluded for all policyholders not previously opting out. During the third quarter of 2001, settlement was reached with some of the owners of policies who opted-out of the original settlement. Overall, the third quarter developments relating to these matters were slightly favorable when compared to the assumptions underlying the estimates made in 2000 when the related charges were taken; however, there is continuing uncertainty as to the ultimate costs of settling the remaining opt-out cases. It is management's opinion that such future developments will not materially affect the consolidated financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivatives
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. The contract or notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

The Lincoln National Life Insurance Company

                                                              Assets
                                                   -----------------------------
                                   Notional or     Carrying Fair  Carrying Fair
                                Contracts/Amounts   Value   Value  Value   Value
                                ------------------------------------------------
                                   December 31      December 31    December 31
                                ------------------------------------------------
                                  2001      2000     2001   2001    2000   2000
                                ------------------------------------------------
                                                 (in millions)
                                ------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements.  $1,258.8 $1,558.8   $ .6   $  .6  $ 2.7   $ 0.4
  Swaptions....................   1,752.0  1,752.0     .1      .1    8.2     0.9
  Interest rate swaps..........     335.1    708.2     --    21.0     --    38.1
                                --------- --------   ----   -----  -----   -----
                                  3,345.9  4,019.0     .7    21.7   10.9    39.4
Foreign currency derivatives:
  Foreign currency swaps.......      94.6     37.5    3.8     5.9    2.6     2.5
                                --------- --------   ----   -----  -----   -----
                                $ 3,440.5 $4,056.5   $4.5   $27.6  $13.5   $41.9
                                ========= ========   ====   =====  =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                   Interest Rate Caps      Swaptions
                                   -------------------------------------
                                     2001      2000      2001     2000
                                   -------------------------------------
                                               (in millions)
                                   -------------------------------------
      Balance at beginning of year $1,558.8  $2,508.8  $1,752.0 $1,837.5
      Terminations and maturities.   (300.0)   (950.0)       --    (85.5)
                                   --------  --------  -------- --------
      Balance at end of year...... $1,258.8  $1,558.8  $1,752.0 $1,752.0
                                   ========  ========  ======== ========

                                                                    Financial
                                Interest Rate Swaps Spread-Locks     Futures
                                ----------------------------------------------
                                  2001       2000   2001  2000    2001  2000
                                ----------------------------------------------
   Balance at beginning of year $ 708.2    $ 630.9  $ -- $    --  $ -- $    --
   New contracts...............      --      652.2    --   100.0    --   267.2
   Terminations and maturities.  (373.1)    (574.9)   --  (100.0)   --  (267.2)
                                -------    -------  ---- -------  ---- -------
   Balance at end of year...... $ 335.1    $ 708.2  $ -- $    --  $ -- $    --
                                =======    =======  ==== =======  ==== =======

The Lincoln National Life Insurance Company

                                                         Foreign
                                         Put Options  Currency Swaps
                                         ----------------------------
                                         2001  2000    2001   2000
                                         ---------------------------
            Balance at beginning of year $ -- $ 21.3  $ 37.5  $44.2
            New contracts...............   --     --    80.9     --
            Terminations and maturities.   --  (21.3)  (23.8)  (6.7)
                                         ---- ------  ------  -----
            Balance at end of year...... $ -- $   --  $ 94.6  $37.5
                                         ==== ======  ======  =====

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2002 through 2006, entitle the Company to receive payments from the counterparties on specified future dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a strike rate specified in the cap agreement multiplied by the notional amount. The purpose of the Company's interest rate cap agreement program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001, the interest rate caps are recorded at market value ($.6 million) in other investments on the balance sheet. All changes in market value are recorded in net realized gain (loss) on investments in the statement of operations. At December 31, 2000, the premiums paid for the interest rate caps were included in other investments (amortized cost of $2.7 million) and were being amortized over the terms of the agreements.

Swaptions
Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate specified in the swaption agreement multiplied by the notional amount. The purpose of the Company's swaption program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001 the swaptions are recorded at market value ($.1 million) in other investments on the Balance Sheet. All changes in market value are recorded in net realized gain (loss) on investments in the Statement of Operations. At December 31, 2000, the premiums paid for the swaptions were included in other investments (amortized cost of $8.2 million) and were being amortized over the terms of the agreements. Amortization was included in net investment income.

Interest Rate Swap Agreements
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net re ceipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements are applied to the basis of the assets. The gains (losses) are recognized in earnings over the life of the assets. The interest rate swap agreements for forecasted purchase of assets outstanding at December 31, 2000, related to certain asset portfolio purchases completed in 2001. As a result, no interest rate swap positions hedging forecasted purchases were outstanding at December 31, 2001. Interest rate swaps are valued at amortized cost and recorded in other investments on the balance sheet. All such derivatives instruments owned at December 31, 2001 and 2000 were entered into "at-the-market" and therefore have an amortized cost basis of zero.

Spread-Lock Agreements
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2001 or 2000.

Financial Futures Contracts
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2001 or 2000.

Put Options
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

The Lincoln National Life Insurance Company

Foreign Currency Swaps
The Company uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future. The carrying value of the Company's foreign currency swaps ($3.8 million) represents fluctuations in the spot exchange rate from the trade date to December 31, 2001 and is included in other investments on the balance sheet.

Additional Derivative Information
Expenses for the agreements and contracts described above amounted to $3.5 million, $7.3 million and $6.2 million in 2001, 2000 and 1999, respectively. Deferred gains of $31.2 million as of December 31, 2001 were primarily the result of terminated interest rate swaps. The deferred gains are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of the securities to which the respective hedges applied.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance, the Company enters into master netting agreements with its counterparties.

The Company is required to put up collateral for any futures contracts that are entered into. The amount of collateral that is required is determined by the exchange on which the contract is traded. The Company currently puts up cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment grade counterparties.
--------------------------------------------------------------------------------
10. Fair Value of Financial Instruments
The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Unaffiliated Common Stock and Preferred Stock
Fair values of unaffiliated common and preferred stock are based on quoted market prices, where available. For stock not actively traded, fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying values for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-Type Insurance Contracts
The balance sheet caption "policy and contract liabilities" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., universal life, annuity and guaranteed interest contracts). The fair values for the majority of these contracts are based on their approximate surrender values. The fair values for the certain guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet caption "policy and contract liabilities" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure

The Lincoln National Life Insurance Company of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term Debt
The carrying value of short-term debt approximates fair value.

Surplus Notes due to LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

Derivatives
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and industry standard models that are commercially available for all other derivatives.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate account by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                                 December 31
                                                                        2001                    2000
                                                               ----------------------  -----------------------
                                                                Carrying                Carrying
Assets (Liabilities)                                             Value     Fair Value    Value     Fair Value
--------------------------------------------------------------------------------------------------------------
                                                                                (in millions)
                                                               ----------------------------------------------
Bonds......................................................... $ 23,421.0  $ 23,780.4  $ 21,852.5  $ 21,866.6
Preferred stocks..............................................      223.6       228.5       261.7       239.5
Unaffiliated common stocks....................................      107.6       107.6       161.7       161.7
Mortgage loans on real estate.................................    4,098.7     4,241.0     4,102.0     4,132.8
Policy loans..................................................    1,708.7     1,849.2     1,723.5     1,845.0
Other investments.............................................      466.6       466.6       485.0       485.0
Cash and short-term investments...............................    2,697.5     2,697.5     1,448.4     1,448.4
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.  (17,545.0)  (17,257.7)  (16,126.3)  (15,850.5)
  Remaining guaranteed interest and similar contracts.........     (122.3)     (128.6)     (243.8)     (247.9)
Short-term debt...............................................     (200.0)     (200.0)     (199.5)     (199.5)
Surplus notes due to LNC......................................   (1,250.0)   (1,160.7)   (1,250.0)   (1,074.5)
Derivatives...................................................        4.5        27.6        13.5        41.9
Investment commitments........................................         --        (5.4)         --        (2.2)
Separate account assets.......................................   38,636.5    38,636.5    43,904.6    43,904.6
Separate account liabilities..................................  (38,634.0)  (38,634.0)  (43,904.6)  (43,904.6)

--------------------------------------------------------------------------------
11. Transactions With Affiliates

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $52.0 million, $57.5 million and $60.4 million in 2001, 2000 and 1999, respectively. LLAD incurred expenses of $34.9 million, $112.9 million and $113.4 million in 2001, 2000 and 1999, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2001 and 2000 include the Company's participation in a short-term cash management program with LNC of $297.9 million and $377.7 million, respectively. Related investment income amounted to $13.9 million, $24.0 million and $16.7 million in 2001, 2000 and 1999, respectively. The short-term loan payable to parent company at December 31, 2001 and 2000 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies, which resulted in a net payment of $78.0

The Lincoln National Life Insurance Company million, $65.7 million and $49.4 million in 2001, 2000 and 1999, respectively, which is included in underwriting, acquisition, insurance and other expenses.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                      Year ended December 31
                                       2001    2000    1999
                                      ------ -------- ------
                                          (in millions)
                                      ----------------------
                    Insurance assumed $ 46.4 $   21.2 $ 19.7
                    Insurance ceded..  950.7  2,192.1  777.6

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                      December 31
                                                     2001     2000
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Policy and contract liabilities assumed $  331.1 $  584.4
           Policy and contract liabilities ceded..  1,311.5  1,682.8
           Amounts recoverable on paid and
            unpaid losses.........................    229.3    286.9
           Reinsurance payable on paid losses.....     20.4      9.3
           Funds held under reinsurance treaties--
            net liability.........................  1,588.3  3,294.6

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, which totaled $1.0 billion and $814.6 million at December 31, 2001 and 2000, respectively, and is the beneficiary on letters of credit aggregating to $156.6 million and $709.5 million at December 31, 2001 and 2000, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2001 and 2000, LNC guaranteed $156.6 million and $709.5 million, respectively, of these letters of credit. At December 31, 2001 and 2000, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $75.3 million and $133.7 million, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
--------------------------------------------------------------------------------
12. Separate Accounts
Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums and annuity considerations amounted to $4.4 billion, $5.7 billion and $4.6 billion in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $37.6 billion and $42.9 billion at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.

A reconciliation of transfers to the Company from the separate accounts is as follows:

                                           Year ended December 31
                                        2001       2000       1999
                                      ---------  ---------  ---------
                                               (in millions)
                                      -------------------------------
         Transfers as reported in the
          Summary of Operations
          of the separate accounts:
           Transfers to separate
            accounts................. $ 4,440.7  $ 5,719.2  $ 4,573.2
           Transfers from separate
            accounts.................  (4,500.8)  (5,830.0)  (4,933.8)
                                      ---------  ---------  ---------
         Net transfers from separate
          accounts as reported in
          the Summary of
          Operations in
          underwriting acquisition
          and other expenses......... $   (60.1) $  (110.8) $  (360.6)
                                      =========  =========  =========

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Sales, Transfers and Servicing of Financial Assets


As part of the Company's asset management program, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2001 and reacquired within 30 days of the sale date are:

                                        Book
                                      Value of    Cost of
                         Number of   Securities Securities   Gain
                        Transactions    Sold    Repurchased (Loss)
                        ------------ ---------- ----------- ------
                                      (in millions)
                        -----------------------------------------
              Bonds:
                NAIC 3.     83.0       $155.8     $151.9    $ (.1)
                NAIC 4.    249.0        355.9      370.3     (3.7)
                NAIC 5.       --           --       27.3     (0.2)
                NR.....     21.0         41.8      549.4     (4.0)

--------------------------------------------------------------------------------
14. Reconciliation to Statutory Annual Statement

In connection with the indemnity reinsurance agreements, the Company and Swiss Re also entered into an administrative services agreement whereby Swiss Re provides administrative services, including accounting services to the Company. In connection with the December 31, 2001 statutory financial statements, Swiss Re provided the Company with certain year-end financial information regarding the business that had been reinsured by Swiss Re. Although the Company disagreed with several adjustments made by Swiss Re, the Company was not provided with sufficient information to reverse the effects of these adjustments from the Annual Statement financial statements and related exhibits and schedules. The Company did, however, record an adjustment to reverse the net effect of the disputed items in the Annual Statement filed with the Insurance Department by recognizing miscellaneous revenue and a miscellaneous asset. Because the asset was not specifically identified as an asset within the NAIC APPM, the Company non-admitted the asset in the December 31, 2001 Annual Statement. Subsequent to the Annual Statement filing, the Company obtained additional information regarding the adjustments Swiss Re had made to the statutory financial information provided to the Company. The Company reversed those adjustments prior to completion of the accompanying statutory-basis financial statements. The adjustments that were reversed were principally associated with reinsurance recoverables for paid and unpaid losses.

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2001 Annual Statement, and as reported in the accompanying statutory-basis financial statements:

                                                                                                     (in millions)
Capital and surplus as reported in the Company's Annual Statement...................................    $3,096.0
Increase in surplus resulting from reversal of Swiss Re entries.....................................       420.0
                                                                                                       ---------
Capital and surplus as reported in the accompanying audited statutory-basis balance sheet...........   $3,516.0
                                                                                                       =========
Statutory net income as reported in the Company's Annual Statement..................................   $    67.7
Increase in net income resulting from reversal of Swiss Re entries..................................       111.3
                                                                                                       ---------
Statutory net income as reported in the accompanying audited statutory-basis statement of operations   $   179.0
                                                                                                       =========

Report of Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Lincoln National Corporation, as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP
February 1, 2002

                                    PART II
                        FEES AND CHARGES REPRESENTATION

    Lincoln Life represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

       (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

           Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

       (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 3 to this Registration Statement comprises the following papers and documents:



       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       Prospectus One, consisting of 120 pages; Prospectus Two, consisting of 119 pages.
       Fees and Charges Representation
       The undertaking to file reports;
       Indemnification
       Contents of Registration Statement
       Exhibits List
       The signatures;
       Powers of Attorney;
       Written consents of the following persons:
               Robert A. Picarello, Esq.
               Vaughn W. Robbins, FSA
               Ernst & Young LLP, Independent Auditors

1.        The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
     (1)  Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)
     (2)  Not applicable.
     (3)  (a)       Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial
                    Advisors Corp.(5), and an amendment dated August 1, 2001 filed herewith.
          (b)       Commission Schedule for Variable Life Policies.(3)
     (4)  Not applicable.
     (5)  (a)       Proposed Form of Policy LN 665(7)
          (b)       Proposed Form of Application(6)
          (c)       Riders.(2)
          (d)       Accounting Value Rider -- Policy Form LR500(8)
          (e)       Change of Insured Rider -- Policy Form LR496(8)
          (f)       Estate Tax Repeal Rider -- Policy Form LR511(9)
          (g)       Supplemental Term Insurance Rider -- Policy Form LR497
          (h)       Proposed Form of Addendum to Application -- Policy Form B15. (10)
     (6)  (a)       Articles of Incorporation of The Lincoln National Life Insurance Company.(1)
          (b)       Bylaws of The Lincoln National Life Insurance Company.(1)
     (7)  Not applicable.
     (8)  Fund Participation Agreements and amendments thereto
          Agreements between The Lincoln National Life Insurance Company and:
          (a)       AIM Variable Insurance Funds
          (b)       Alliance Variable Products Series Fund, Inc.
          (c)       American Funds Insurance Series
          (d)       Baron Capital Funds Trust
          (e)       BT Insurance Funds Trust
          (f)       Delaware Group Premium Fund
          (g)       Fidelity Variable Insurance Products Fund
          (h)       Franklin Templeton Variable Products Series Fund
          (i)       Janus Aspen Series
          (j)       Lincoln National Funds
          (k)       MFS-Registered Trademark- Variable Insurance Trust
          (l)       Neuberger & Berman Advisers Management Trust
          (m)       Putnam Variable Trust
     (9)  Service Agreement and amendments thereto between The Lincoln National Life Insurance Co. and Delaware
          Service Co. Inc.(4)
    (10)  See Exhibit 1(5).
2.        See Exhibit 1(5).
3.        Opinion and Consent of Robert A. Picarello, Esq.
4.        Not applicable.
5.        Not applicable.
6.        Opinion and consent of Vaughn Robbins, F.S.A.
7.        Consent of Ernst & Young LLP, Independent Auditors.

8.        Not applicable.

------------------------

(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(3) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.

(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-43373) filed on April 4, 2002.

(5) Incorporated by reference to Post-Effective Amendment No. 1 (File No. 333-82663) filed on April 13, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-42479) filed on April 19, 1999.
(7) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-54338) filed on January 25, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.


(9) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-54338) filed on September 14, 2001.


(10) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-84360) filed on March 15, 2002.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M (File No. 333-54338), has caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 17th day of April, 2002. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                       LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                       ACCOUNT M
                       (REGISTRANT)

                       By              /s/ GARY W. PARKER
                            ----------------------------------------
                                         Gary W. Parker
                                     SENIOR VICE PRESIDENT
                              THE LINCOLN NATIONAL LIFE INSURANCE
                                            COMPANY

                       THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                       (DEPOSITOR)

                       By              /s/ GARY W. PARKER
                            ----------------------------------------
                                         Gary W. Parker
                                     SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement (File No. 333-54338) has been signed below on April 17, 2002 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/JON A. BOSCIA*                   President and Director
   -------------------------------------------      (Principal Executive
                  Jon A. Boscia                     Officer)

                /s/JOHN H. GOTTA*                   Executive Vice President,
   -------------------------------------------      Chief Executive Officer
                  John H. Gotta                     of Life Insurance,
                                                    Assistant Secretary, and
                                                    Director

              /s/LORRY J. STENSRUD*                 Chief Executive Officer
   -------------------------------------------      of Annuities,
                Lorry J. Stensrud                   Executive Vice President
                                                    and Director

                 /s/JANET CHRZAN*                   Senior Vice President,
   -------------------------------------------      Chief Financial Officer
                   Janet Chrzan                     and Director (Principal
                                                    Financial Officer and
                                                    Principal Accounting
                                                    Officer)

                /s/SEE YENG QUEK*                   Chief Investment Officer
   -------------------------------------------      and Director
                  See Yeng Quek

             /s/C. E. HALDEMAN, JR.*                Director
   -------------------------------------------
             Charles E. Haldeman, Jr.

              /s/RICHARD C. VAUGHAN*                Director
   -------------------------------------------
                Richard C. Vaughan

             /s/BARBARA S. KOWALCZYK*               Director
   -------------------------------------------
               Barbara S. Kowalczyk




* By     /s/ GARY W. PARKER

--------------------------------------------------

     Gary W. Parker, pursuant to a Power of Attorney filed with this Post-Effective Amendment No. 3 to the Registration Statement

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 28th day of January, 2000.



                  SIGNATURE                              TITLE
                  ---------                              -----
             /s/ Jon A. Boscia*                 President and Director
   --------------------------------------
                Jon A. Boscia

           /s/ Richard C. Vaughan*                     Director
   --------------------------------------
             Richard C. Vaughan




                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 9th day of August, 2000.



          /s/ C. E. HALDEMAN, JR.*                     Director
   --------------------------------------
          Charles E. Haldeman, Jr.

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 11th day of August, 2000.



           /s/ Lorry J. Stensrud*              Chief Executive Officer
   --------------------------------------      of Annuities,
              Lorry J. Stensrud                Executive Vice President
                                               and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000

                                               /s/ Sharlene K. Geer
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               2/29/08

              /s/ Janet Chrzan*                Senior Vice President,
   --------------------------------------      Chief Financial Officer
                Janet Chrzan                   and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000
                                               /s/ Janet L. Lindenberg
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               7/10/01

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 3rd day of August, 2001.



             /s/ See Yeng Quek*                Chief Investment Officer
   --------------------------------------            and Director
                See Yeng Quek

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 4th day of January, 2002.



          /s/ Barbara S. Kowalczyk*                    Director
   --------------------------------------
            Barbara S. Kowalczyk

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 18th day of January, 2002.



               /s/ JOHN H. GOTTA*                 Executive Vice President, Chief Executive Officer
     --------------------------------------        of Life Insurance, Assistant Secretary, and
                 John H. Gotta                     Director